United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  7/31/10

Item 1.                      Reports to Stockholders

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Service Shares
Cash II Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.036	0.047	0.038
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.036	0.047	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.31%	3.68%	4.84%	3.88%
Ratios to Average Net Assets:
Net expenses	0.43%	0.69%	0.65%	0.65%	0.64%
Net investment income	0.01%	1.32%	3.53%	4.73%	3.85%
Expense waiver/reimbursement[3]	0.54%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,230,852	$2,993,321	$3,593,373	$2,777,935	$2,096,218
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.035	0.046	0.036
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.035	0.046	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.15%	3.51%	4.67%	3.71%
Ratios to Average Net Assets:
Net expenses	0.42%	0.85%	0.81%	0.81%	0.81%
Net investment income	0.01%	1.13%	3.31%	4.57%	3.51%
Expense waiver/reimbursement[3]	0.81%	0.39%	0.37%	0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$441,717	$528,757	$535,330	$329,066	$441,444
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended 7/31/2007[1]
	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.009	0.031	0.036
Net realized gain on investments	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.009	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.031)	(0.036)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.009)	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.86%	3.16%	3.61%
Ratios to Average Net Assets:
Net expenses	0.41%	1.11%	1.15%	1.15%[4]
Net investment income	0.01%	0.59%	2.53%	4.23%[4]
Expense waiver/reimbursement[5]	0.99%	0.31%	0.22%	0.23%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$107,582	$64,652	$19,167	$1,384
1	Reflects operations for the period from September 29, 2006 (date of initial investment) to July 31, 2007.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.00	$1.88[2]
Cash II Shares	$1,000	$1,000.00	$1.88[3]
Class K Shares	$1,000	$1,000.00	$1.88[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.91	$1.91[2]
Cash II Shares	$1,000	$1,022.91	$1.91[3]
Class K Shares	$1,000	$1,022.91	$1.91[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.38%
Cash II Shares	0.38%
Class K Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.22 and $3.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.81% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.02 and $4.06, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class K Shares current annualized net expense ratio of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.76, respectively.

.

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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	46.8%
Bank Instruments	25.0%
Variable Rate Instruments	22.9%
Repurchase Agreement	5.2%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.6%[4]
8-30 Days	25.7%
31-90 Days	32.8%
91-180 Days	6.4%
181 Days or more	1.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.5% of the Fund's portfolio.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 2.2%
		Finance - Automotive – 0.8%
$4,692,986		CarMax Auto Owner Trust 2010-1, Class A1, 0.274%, 2/15/2011	4,692,986
1,962,463	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	1,962,463
2,325,486	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	2,325,486
12,492,724		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	12,492,724
		TOTAL	21,473,659
		Finance - Retail – 1.4%
40,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.541%, 5/17/2011	40,000,000
		TOTAL ASSET-BACKED SECURITIES	61,473,659
		Certificates of Deposit – 23.0%
		Finance - Banking – 23.0%
25,000,000		Abbey National Treasury Services PLC, 0.387%, 8/23/2010	25,000,000
100,000,000		BNP Paribas SA, 0.450% - 0.650%, 8/11/2010 - 9/13/2010	100,000,000
30,000,000		Bank of Montreal, 0.348%, 8/4/2010	30,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.450%, 8/6/2010	25,000,000
125,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.500% - 0.600%, 8/24/2010 - 9/24/2010	125,000,000
9,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	9,000,000
140,000,000		Credit Agricole Corporate and Investment Bank, 0.340% - 0.480%, 8/20/2010 - 11/15/2010	140,000,000
75,000,000		Mizuho Corporate Bank Ltd., 0.500%, 9/22/2010	75,000,000
35,000,000		Societe Generale, Paris, 0.580% - 0.600%, 10/7/2010 - 10/8/2010	35,000,000
75,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	639,000,000
		Collateralized Loan Agreements – 11.7%
		Finance - Banking – 11.7%
50,000,000		Banc of America Securities LLC, 0.618%, 8/2/2010	50,000,000
50,000,000		Citigroup Global Markets, Inc., 0.720%, 8/2/2010	50,000,000
80,000,000		Deutsche Bank Securities, Inc., 0.618%, 8/2/2010	80,000,000
10,000,000		J.P. Morgan Securities, Inc., 0.710%, 9/22/2010	10,000,000
85,000,000		RBS Securities, Inc., 0.669%, 8/2/2010	85,000,000
50,000,000		Wells Fargo Securities, LLC, 0.355%, 8/2/2010	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	325,000,000
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Principal Amount			Value
		Commercial Paper – 27.8%;3
		Aerospace/Auto – 3.1%
$85,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.430% - 0.501%, 9/28/2010 - 10/20/2010	84,922,528
		Finance - Automotive – 4.9%
135,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.451% - 0.803%, 9/8/2010 - 1/5/2011	134,764,814
		Finance - Banking – 17.3%
25,000,000		BNP Paribas Finance, Inc., 0.581%, 10/12/2010	24,971,000
125,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.400%, 8/3/2010	124,997,222
10,000,000		CBA (Delaware) Finance Inc., (GTD by Commonwealth Bank of Australia), 0.320%, 8/5/2010	9,999,644
110,000,000	[1,2]	Grampian Funding LLC, 0.300% - 0.370%, 8/6/2010 - 8/25/2010	109,987,108
100,000,000		ING (U.S.) Funding LLC, 0.501%, 10/1/2010 - 10/4/2010	99,913,195
12,243,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.316%, 8/5/2010	12,243,000
100,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.451% - 0.651%, 8/11/2010 - 10/12/2010	99,928,750
		TOTAL	482,039,919
		Finance - Commercial – 1.6%
5,000,000		Fairway Finance Co. LLC, 0.438%, 8/6/2010	5,000,000
40,000,000	[1,2]	Starbird Funding Corp., 0.551%, 9/7/2010	39,977,389
		TOTAL	44,977,389
		Finance - Retail – 0.9%
25,000,000	[1,2]	Chariot Funding LLC, 0.290%, 8/16/2010	24,996,979
		TOTAL COMMERCIAL PAPER	771,701,629
		Corporate Bonds – 1.0%
		Finance - Commercial – 1.0%
27,686,000		General Electric Capital Corp., 4.250% - 6.875%, 9/13/2010 - 4/28/2011	28,149,748
		Government Agency – 2.3%
		Government Agency – 2.3%
65,000,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	65,000,000
		Loan Participation – 1.8%
		Chemicals – 1.8%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 8/27/2010	50,000,000
		Notes - Variable – 22.9%;4
		Electrical Equipment – 0.4%
11,980,122		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.350%, 8/2/2010	11,980,122
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Principal Amount			Value
		Finance - Banking – 19.7%
$75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.350% - 0.381%, 8/23/2010 - 8/31/2010	75,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.359%, 8/25/2010	25,000,000
9,000,000		Barclays Bank PLC, 0.587%, 8/23/2010	9,000,000
4,080,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.600%, 8/4/2010	4,080,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.660%, 8/5/2010	8,235,000
75,000,000		Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	75,000,000
384,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	384,000
1,164,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	1,164,000
11,720,000		Frisch School, (Series 2006), (Banco Santander, S.A. LOC), 0.510%, 8/5/2010	11,720,000
4,540,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.600%, 8/4/2010	4,540,000
90,000,000		JPMorgan Chase Bank, N.A., 0.325% — 0.337%, 8/23/2010 — 8/30/2010	90,000,000
15,500,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.270%, 8/5/2010	15,500,000
2,695,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.400%, 8/4/2010	2,695,000
2,910,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.310%, 8/5/2010	2,910,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	50,000,000
25,000,000		Toronto Dominion Bank, 0.348%, 8/4/2010	25,000,000
12,200,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/5/2010	12,200,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 0.388% - 0.665%, 8/4/2010 - 10/19/2010	136,019,959
		TOTAL	548,447,959
		Finance - Commercial – 2.1%
57,964,000		General Electric Capital Corp., 0.578% - 0.645%, 8/20/2010 - 10/28/2010	57,951,684
		Government Agency – 0.7%
80,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.000%, 8/5/2010	80,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.270%, 8/5/2010	10,000,000
2,770,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.820%, 8/5/2010	2,770,000
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Principal Amount		Value
$4,710,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.412%, 8/5/2010	4,710,000
	TOTAL	17,560,000
	TOTAL NOTES — VARIABLE	635,939,765
	Time Deposit – 2.0%
	Finance - Banking – 2.0%
55,000,000	Toronto Dominion Bank, 0.210%, 8/2/2010	55,000,000
	Repurchase Agreement – 5.2%
144,885,000	Interest in $7,990,000,000 joint repurchased agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and market value of those underlying securities was $8,189,364,232.	144,885,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	2,776,149,801
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	4,001,031
	TOTAL NET ASSETS — 100%	$2,780,150,832
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $419,246,647, which represented 15.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $419,246,647, which represented 15.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SA	— Support Agreement

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$2,776,149,801
Income receivable		1,510,152
Receivable for shares sold		5,993,490
TOTAL ASSETS		2,783,653,443
Liabilities:
Payable for shares redeemed	$2,509,596
Bank overdraft	228,049
Income distribution payable	1,854
Payable for transfer and dividend disbursing agent fees and expenses	412,934
Payable for distribution services fee (Note 5)	29,777
Payable for shareholder services fee (Note 5)	245,077
Accrued expenses	75,324
TOTAL LIABILITIES		3,502,611
Net assets for 2,780,138,952 shares outstanding		$2,780,150,832
Net Assets Consist of:
Paid-in capital		$2,780,149,828
Accumulated net realized gain on investments		1,603
Distributions in excess of net investment income		(599)
TOTAL NET ASSETS		$2,780,150,832
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,230,851,756 ÷ 2,230,792,910 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$441,716,964 ÷ 441,764,257 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$107,582,112 ÷ 107,581,785 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest		$13,306,964
Expenses:
Investment adviser fee (Note 5)	$15,324,807
Administrative personnel and services fee (Note 5)	2,386,609
Custodian fees	119,844
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	2,664,022
Transfer and dividend disbursing agent fees and expenses — Cash II Shares	595,772
Transfer and dividend disbursing agent fees and expenses — Class K Shares	275,541
Directors'/Trustees' fees	17,980
Auditing fees	21,431
Legal fees	4,885
Portfolio accounting fees	177,395
Distribution services fee — Cash II Shares (Note 5)	1,254,553
Distribution services fee — Class K Shares (Note 5)	473,185
Shareholder services fee-Institutional Service Shares (Note 5)	5,934,479
Shareholder services fee — Cash II Shares (Note 5)	1,159,694
Account administration fee-Institutional Service Shares	139,356
Account administration fee — Cash II Shares	94,713
Share registration costs	161,798
Printing and postage	195,832
Insurance premiums	10,284
Miscellaneous	228,459
TOTAL EXPENSES	31,240,639
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(8,332,498)
Waiver of administrative personnel and services fee	(54,173)
Waiver of distribution services fee — Cash II Shares	(1,064,638)
Waiver of distribution services fee — Class K Shares	(472,939)
Waiver of shareholder services fee — Institutional Service Shares	(4,206,924)
Waiver of shareholder services fee — Cash II Shares	(1,159,694)
Reimbursement of shareholder services fee — Institutional Service Shares	(642,003)
Waiver of account administration fee — Cash II Shares	(31,824)
Reimbursement of account administration fee — Cash II Shares	(12,585)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(1,642,037)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Cash II Shares	(397,939)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class K Shares	(202,814)
TOTAL WAIVERS AND REIMBURSEMENTS		$(18,220,068)
Net expenses			$13,020,571
Net investment income			286,393
Net realized gain on investments			4,298
Change in net assets resulting from operations			$290,691

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$286,393	$48,798,234
Net realized gain on investments	4,298	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	290,691	48,798,234
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(229,466)	(42,633,854)
Cash II Shares	(45,560)	(5,899,020)
Class K Shares	(8,762)	(253,375)
Distributions from net realized gain on investments
Institutional Service Shares	(2,127)	—
Cash II Shares	(486)	—
Class K Shares	(82)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(286,483)	(48,786,249)
Share Transactions:
Proceeds from sale of shares	5,456,662,677	8,773,842,252
Net asset value of shares issued to shareholders in payment of distributions declared	273,016	46,744,182
Cost of shares redeemed	(6,263,519,380)	(9,381,738,363)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(806,583,687)	(561,151,929)
Change in net assets	(806,579,479)	(561,139,944)
Net Assets:
Beginning of period	3,586,730,311	4,147,870,255
End of period (including distributions in excess of net investment income of $(599) and $(3,204), respectively)	$2,780,150,832	$3,586,730,311

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (formerly, Automated Cash Management Trust) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,023,682,438	$4,023,682,438	7,258,715,820	$7,258,715,820
Shares issued to shareholders in payment of distributions declared	224,146	224,146	40,963,031	40,963,031
Shares redeemed	(4,786,380,761)	(4,786,380,761)	(7,899,751,646)	(7,899,751,646)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(762,474,177)	$(762,474,177)	(600,072,795)	$(600,072,795)
Year Ended July 31	2010		2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,235,080,688	$1,235,080,688	1,403,649,407	$1,403,649,407
Shares issued to shareholders in payment of distributions declared	40,110	40,110	5,528,023	5,528,023
Shares redeemed	(1,322,158,454)	(1,322,158,454)	(1,415,740,916)	(1,415,740,916)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(87,037,656)	$(87,037,656)	(6,563,486)	$(6,563,486)
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Year Ended July 31	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	197,899,551	$197,899,551	111,477,025	$111,477,025
Shares issued to shareholders in payment of distributions declared	8,760	8,760	253,128	253,128
Shares redeemed	(154,980,165)	(154,980,165)	(66,245,801)	(66,245,801)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	42,928,146	$42,928,146	45,484,352	$45,484,352
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(806,583,687)	$(806,583,687)	(561,151,929)	$(561,151,929)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$286,483	$48,786,249
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$1,004
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $8,332,498 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $2,242,790 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $54,173 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $1,537,577 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $47,663 of Service Fees for the year ended July 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees or account administration fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $642,003 of shareholder services fees and $12,585 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $5,366,618 of shareholder services fees and $31,824 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.65%, 0.81% and 1.15% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $42,000,000 and $43,675,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF federated automated cash management trust:

We have audited the accompanying statement of assets and liabilities of Federated Automated Cash Management Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of periods indicated therein, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since 2003. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Automated Cash Management Trust (the “Fund”)

(formerly, Automated Cash Management Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
32

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864
Cusip 608919783

25698 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.002	0.027	0.047	0.037
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.027	0.047	0.037
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.027)	(0.047)	(0.037)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.027)	(0.047)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.24%	2.71%	4.76%	3.78%
Ratios to Average Net Assets:
Net expenses	0.21%	0.46%	0.59%	0.59%	0.59%
Net investment income	0.00%	0.23%	2.60%	4.65%	3.62%
Expense waiver/reimbursement[4]	0.75%	0.48%	0.30%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$642,837	$477,651	$612,043	$473,789	$530,728
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1],[2]
Actual	$1,000	$1,000.00	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.75	$1.05
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.59% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.93 and $2.96, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	93.9%
U.S. Treasury Securities	15.7%
Other Assets and Liabilities — Net[2]	(9.6)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.6%
8-30 Days	11.8%
31-90 Days	6.1%
91-180 Days	3.5%
181 Days or more	6.6%
Other Assets and Liabilities — Net[2]	(9.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Repurchase Agreements – 93.9%
$74,288,000		Interest in $7,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,800,136,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $7,956,139,338.	74,288,000
62,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,149,722 on 8/16/2010. The securities provided as collateral as of the settlement date of 8/2/2010 were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,785,010,953.	62,000,000
100,000,000		Interest in $450,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $450,007,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $459,007,715.	100,000,000
17,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/8/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,281,111 on 10/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $510,077,947.	17,000,000
50,000,000		Interest in $300,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,005,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2012 and the market value of those underlying securities was $306,002,976.	50,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,800,031,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2017 and the market value of those underlying securities was $1,836,000,223.	100,000,000
50,000,000		Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,014,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $816,014,362.	50,000,000
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Principal Amount			Value
$150,000,000		Interest in $700,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $700,012,833 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $714,013,163.	150,000,000
		TOTAL REPURCHASE AGREEMENTS	603,288,000
		U.S. Treasury – 15.7%
12,500,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	12,496,486
5,000,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	4,999,011
19,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	19,270,671
13,000,000		United States Treasury Notes, 0.875%, 12/31/2010	13,032,729
15,750,000		United States Treasury Notes, 0.875%, 2/28/2011	15,805,010
5,000,000		United States Treasury Notes, 1.500%, 10/31/2010	5,015,354
9,500,000		United States Treasury Notes, 2.000%, 9/30/2010	9,526,859
4,500,000		United States Treasury Notes, 4.375%, 12/15/2010	4,565,211
7,000,000		United States Treasury Notes, 5.125%, 6/30/2011	7,298,909
9,000,000		United States Treasury Notes, 5.750%, 8/15/2010	9,019,346
		TOTAL U.S. TREASURY	101,029,586
		TOTAL INVESTMENTS — 109.6% (AT AMORTIZED COST)[3]	704,317,586
		OTHER ASSETS AND LIABILITIES - NET — (9.6)%[4]	(61,480,910)
		TOTAL NET ASSETS — 100%	$642,836,676
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$603,288,000
Investments in securities	101,029,586
Total investments in securities, at amortized cost and value		$704,317,586
Cash		2,954
Income receivable		614,244
Receivable for shares sold		8,771
TOTAL ASSETS		704,943,555
Liabilities:
Payable for investments purchased	62,000,000
Payable for shares redeemed	1,579
Payable for investment adviser fee (Note 5)	8,004
Payable for Directors'/Trustees' fees	1,119
Payable for shareholder services fee (Note 5)	540
Accrued expenses	95,637
TOTAL LIABILITIES		62,106,879
Net assets for 642,838,098 shares outstanding		$642,836,676
Net Assets Consist of:
Paid-in capital		$642,836,162
Accumulated net realized gain on investments		514
TOTAL NET ASSETS		$642,836,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$642,836,676 ÷ 642,838,098 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$1,016,506
Expenses:
Investment adviser fee (Note 5)		$2,474,184
Administrative personnel and services fee (Note 5)		385,543
Custodian fees		27,708
Transfer and dividend disbursing agent fees and expenses		388,941
Directors'/Trustees' fees		3,650
Auditing fees		19,531
Legal fees		4,797
Portfolio accounting fees		84,703
Shareholder services fee (Note 5)		1,159,119
Account administration fee		74,940
Share registration costs		55,030
Printing and postage		25,870
Insurance premiums		5,166
Miscellaneous		19,981
TOTAL EXPENSES		4,729,163
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,469,626)
Waiver of administrative personnel and services fee	(8,972)
Waiver of shareholder services fee	(1,159,119)
Waiver of account administration fee	(61,155)
Reimbursement of account administration fee	(13,785)
TOTAL WAIVERS AND REIMBURSEMENT		(3,712,657)
Net expenses			1,016,506
Net investment income			—
Net realized gain on investments			514
Change in net assets resulting from operations			$514

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$1,509,374
Net realized gain on investments	514	14,087
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	514	1,523,461
Distributions to Shareholders:
Distributions from net investment income	—	(1,508,290)
Distributions from net realized gain on investments	(3,696)	(10,338)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,696)	(1,518,628)
Share Transactions:
Proceeds from sale of shares	1,432,699,462	2,302,398,571
Net asset value of shares issued to shareholders in payment of distributions declared	2,676	1,037,880
Cost of shares redeemed	(1,267,512,829)	(2,437,833,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	165,189,309	(134,396,799)
Change in net assets	165,186,127	(134,391,966)
Net Assets:
Beginning of period	477,650,549	612,042,515
End of period	$642,836,676	$477,650,549

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (formerly, Automated Government Money Trust) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	1,432,699,462	2,302,398,571
Shares issued to shareholders in payment of distributions declared	2,676	1,037,880
Shares redeemed	(1,267,512,829)	(2,437,833,250)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	165,189,309	(134,396,799)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$3,696	$1,518,628
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$514
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $2,469,626 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,972 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $13,785 of account Annual Shareholder Report
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administration fee. In addition, unaffiliated third-party financial intermediaries waived $1,159,119 of shareholder services fee and $61,155 of account administration fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several Annual Shareholder Report
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additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated government money trust:

We have audited the accompanying statement of assets and liabilities of Federated Automated Government Money Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Automated Government Money Trust (the “Fund”)

(formerly, Automated Government Money Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
24

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
25

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
26

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.033	0.044	0.035
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.010	0.033	0.044	0.035
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.033)	(0.044)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.010)	(0.033)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	1.05%	3.31%	4.48%	3.51%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	1.03%[4]	1.00%[4]	1.00%	1.00%
Net investment income	0.00%[3]	1.01%	3.21%	4.39%	3.47%
Expense waiver/reimbursement[5]	0.87%	0.32%	0.34%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,735,359	$10,574,594	$10,106,815	$9,311,899	$8,165,254
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2010, 2009 and 2008, are 0.46%, 1.03% and 1.00%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1],[2]
Actual	$1,000	$1,000.00	$1.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.81	$2.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.8%
Variable Rate Demand Instruments	24.0%
Bank Instruments	20.5%
Repurchase Agreements	9.7%
Other Assets and Liabilities — Net[2]	(1.0)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.7%[4]
8-30 Days	25.8%
31-90 Days	31.5%
91-180 Days	5.1%
181 Days or more	1.9%
Other Assets and Liabilities — Net[2]	(1.0)%
TOTAL	100.0%
1	Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 9.6% of the Fund's portfolio.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.6%
		Finance — Automotive – 2.2%
$6,456,383	[1]	BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	6,456,382
6,500,657	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	6,500,657
174,890,140	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	174,890,140
16,512,478	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	16,512,478
30,000,000	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	30,000,000
		TOTAL	234,359,657
		Finance — Equipment – 0.4%
2,055,577	[1,2]	GE Equipment Small Ticket LLC Series 2009-1, Class A1, 0.382%, 11/15/2010	2,055,577
2,226,868	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	2,226,868
8,949,928	[1]	Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	8,949,928
35,872,633	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	35,872,633
		TOTAL	49,105,006
		TOTAL ASSET-BACKED SECURITIES	283,464,663
		CERTIFICATES OF DEPOSIT – 20.5%
		Banking – 20.5%
545,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% — 0.600%, 8/26/2010 — 10/28/2010	545,000,000
100,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	100,000,000
100,000,000		BNP Paribas SA, 0.650%, 9/13/2010	100,000,000
70,000,000		Caisse des Depots et Consignations (CDC), 0.300%, 9/2/2010	70,001,166
350,000,000		Credit Agricole Corporate and Investment Bank, 0.340% — 0.650%, 8/20/2010 — 9/13/2010	350,000,000
175,000,000		Credit Agricole Corporate and Investment Bank, 0.410% — 0.460%, 9/16/2010 — 9/20/2010	175,000,000
51,000,000		Landesbank Baden-Wurttemberg, 0.520% — 0.600%, 8/6/2010 — 8/16/2010	51,000,000
200,000,000		Mizuho Corporate Bank Ltd., 0.500%, 9/22/2010	200,000,000
325,000,000		Societe Generale, Paris, 0.340% — 0.600%, 8/2/2010 — 10/13/2010	325,000,000
105,000,000		State Street Bank and Trust Co., 0.340%, 9/8/2010	105,000,000
180,000,000		Sumitomo Mitsui Banking Corp., 0.300%, 8/23/2010	180,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,201,001,166
Annual Shareholder Report
4

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS – 8.9%
		Banking – 8.9%
$100,000,000		Banc of America Securities LLC, 0.618%, 8/2/2010	100,000,000
210,000,000		Barclays Capital, Inc., 0.456% — 0.507%, 8/2/2010 — 9/13/2010	210,000,000
350,000,000		Citigroup Global Markets, Inc., 0.669% — 0.862%, 8/2/2010 — 8/30/2010	350,000,000
295,000,000		Deutsche Bank Securities, Inc., 0.507% — 0.669%, 8/2/2010 — 9/13/2010	295,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	955,000,000
		COMMERCIAL PAPER – 27.5%;3
		Aerospace/Auto – 6.0%
66,500,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.551%, 8/5/2010 — 8/20/2010	66,488,269
515,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.380% — 0.753%, 10/8/2010 — 1/11/2011	514,203,000
58,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.551% — 0.581%, 8/20/2010 — 8/23/2010	57,981,047
		TOTAL	638,672,316
		Banking – 17.0%
231,000,000		BNP Paribas Finance, Inc., 0.581% — 0.601%, 9/27/2010 — 10/12/2010	230,772,150
50,000,000		CBA (Delaware) Finance Inc., 0.320%, 8/5/2010	49,998,222
50,000,000	[1,2]	Clipper Receivables Company LLC, 0.351%, 8/23/2010	49,989,306
33,670,000	[1,2]	Edison Asset Securitization LLC, 0.350%, 10/15/2010	33,645,449
500,000,000	[1,2]	Grampian Funding LLC, 0.300% — 0.370%, 8/6/2010 — 8/25/2010	499,941,722
525,000,000		ING (U.S.) Funding LLC, 0.440% — 0.501%, 8/27/2010 — 10/19/2010	524,554,639
146,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.500%, 8/5/2010 — 9/1/2010	145,961,514
100,000,000		Landesbank Baden-Wurttemberg, 0.500%, 8/13/2010	99,983,333
50,000,000	[1,2]	Matchpoint Master Trust, 0.551%, 8/27/2010	49,980,139
65,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.451% — 0.651%, 8/11/2010 — 10/12/2010	64,962,500
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 0.501%, 9/23/2010	49,963,194
30,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 8/9/2010	29,996,667
		TOTAL	1,829,748,835
		Finance — Automotive – 0.6%
68,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.451% — 0.501%, 8/6/2010 — 8/24/2010	67,988,082
		Finance — Commercial – 0.7%
75,000,000		General Electric Capital Services, 0.361%, 9/20/2010	74,962,500
		Finance — Retail – 2.3%
142,146,000	[1,2]	Chariot Funding LLC, 0.290%, 8/16/2010	142,128,824
Annual Shareholder Report
5

Principal Amount			Value
$100,000,000	[1,2]	Jupiter Securitization Company LLC, 0.451%, 8/18/2010	99,978,750
		TOTAL	242,107,574
		Insurance – 0.9%
100,000,000	[1,2]	Starbird Funding Corp., 0.451%, 8/20/2010	99,976,250
		TOTAL COMMERCIAL PAPER	2,953,455,557
		CORPORATE BONDS – 0.8%
		Banking – 0.7%
75,000,000		JPMorgan Chase Bank, N.A., 0.337%, 8/23/2010	75,000,000
		Finance — Commercial – 0.1%
1,000,000		General Electric Capital Corp., 4.250%, 12/1/2010	1,011,984
8,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	8,119,647
2,300,000		General Electric Capital Corp., 5.200%, 2/1/2011	2,347,678
350,000		General Electric Capital Corp., 6.125%, 2/22/2011	360,581
		TOTAL	11,839,890
		TOTAL CORPORATE BONDS	86,839,890
		GOVERNMENT AGENCIES – 3.4%
		Government Agency – 3.4%
50,000,000		Federal Home Loan Bank System Note, 0.400%, 12/27/2010	50,000,000
200,000,000		Federal Home Loan Bank System Notes, 0.550%, 3/23/2011	200,000,000
100,000,000		Federal Home Loan Bank System Notes, 0.650%, 5/25/2011	100,000,000
14,675,000	[1,2]	Straight A Funding, LLC, 0.290%, 10/1/2010	14,667,789
		TOTAL GOVERNMENT AGENCIES	364,667,789
		MUNICIPALS – 3.6%
		Banking – 2.1%
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.350%, 8/2/2010	21,000,000
44,060,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	44,060,000
39,500,000		Michigan Strategic Fund, (Series 2007), 0.500%, 8/2/2010	39,500,000
10,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, SPEARS (Series DBE-447), (GTD by Deutsche Bank AG), 0.280%, 8/5/2010	10,000,000
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thuringen LOC), 0.400%, 8/4/2010	22,300,000
18,400,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thuringen GTD LOC), 0.290%, 8/4/2010	18,400,000
32,215,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2010	32,215,000
Annual Shareholder Report
6

Principal Amount		Value
$37,340,000	Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.350%, 8/2/2010	37,340,000
	TOTAL	224,815,000
	Chemicals – 0.5%
34,600,000	Louisiana Public Facilities Authority, (Series 2007A), 0.500%, 8/2/2010	34,600,000
7,000,000	Louisiana Public Facilities Authority, (Series 2008C), 0.680%, 8/2/2010	7,000,000
7,500,000	Louisiana Public Facilities Authority, 0.580%, 8/2/2010	7,500,000
	TOTAL	49,100,000
	Insurance – 1.0%
26,000,000	Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Insured by Assured Guaranty Corp.), 0.330%, 8/2/2010	26,000,000
36,150,000	Roanoke, VA IDA, (Series 2005B-1), (Insured by Assured Guaranty Municipal Corp.), 0.350%, 8/2/2010	36,150,000
46,785,000	Roanoke, VA IDA, (Series 2005B-2), (Insured by Assured Guaranty Municipal Corp.), 0.350%, 8/2/2010	46,785,000
	TOTAL	108,935,000
	TOTAL MUNICIPALS	382,850,000
	NOTES — VARIABLE – 24.0%;4
	Banking – 22.7%
100,000,000	Abbey National Treasury Services PLC, 0.371%, 8/31/2010	100,000,000
50,000,000	Abbey National Treasury Services PLC, 0.387%, 8/23/2010	50,000,000
11,400,000	Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	11,400,000
7,395,000	American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.100%, 8/5/2010	7,395,000
100,000,000	Australia & New Zealand Banking Group, Melbourne, 0.381%, 8/23/2010	100,000,000
225,000,000	Barclays Bank PLC, 0.629%, 8/25/2010	225,000,000
200,000,000	Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	200,000,000
5,845,000	Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.600%, 8/4/2010	5,845,000
2,980,000	Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.770%, 8/5/2010	2,980,000
5,800,000	Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	5,800,000
22,210,000	Cooperative District of Prattville, Bass Pro Project Series 2006, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	22,210,000
6,050,000	Cunat Capital Corp., Northfield Corp., Series 206, (Fifth Third Bank, Cincinnati LOC), 1.250%, 8/5/2010	6,050,000
Annual Shareholder Report
7

Principal Amount		Value
$4,700,000	Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	4,700,000
2,700,000	Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,700,000
2,160,000	Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.100%, 8/5/2010	2,160,000
900,000	Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.600%, 8/5/2010	900,000
8,320,000	FT Northport, LLC, Series 2004, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	8,320,000
22,935,000	Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.570%, 8/5/2010	22,935,000
6,660,000	Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.100%, 8/5/2010	6,660,000
2,465,000	Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,465,000
10,158,200	Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	10,158,200
6,375,000	Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	6,375,000
10,600,000	Lakeline Austin Development, Ltd., Series 2005, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	10,600,000
23,655,000	Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	23,655,000
6,270,000	Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	6,270,000
25,000,000	Lloyds TSB Bank PLC, London, 0.298%, 8/6/2010	25,000,000
4,430,000	Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.400%, 8/5/2010	4,430,000
12,735,000	Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 1.860%, 8/5/2010	12,735,000
10,830,000	Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	10,830,000
7,000,000	Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	7,000,000
2,550,000	Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.370%, 8/5/2010	2,550,000
7,110,000	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.430%, 8/5/2010	7,110,000
150,000,000	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	150,000,000
204,000,000	Natixis, 0.441%, 8/16/2010	204,000,000
65,000,000	New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	65,000,000
Annual Shareholder Report
8

Principal Amount			Value
$27,375,000		New York City Housing Development Corp., Series 2009-A2, (RBS Citizens Bank N.A. LOC), 0.440%, 8/4/2010	27,375,000
98,050,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	98,050,000
25,000,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.440%, 8/4/2010	25,000,000
1,900,000		Opelika IDA, Series 1998-A, (Regions Bank, Alabama LOC), 1.750%, 8/5/2010	1,900,000
3,400,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.100%, 8/5/2010	3,400,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	16,600,000
10,790,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	10,790,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	150,000,000
4,080,500		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	4,080,500
10,165,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	10,165,000
8,000,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 2.000%, 8/5/2010	8,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 0.347%, 8/5/2010	29,999,155
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.860%, 8/5/2010	10,120,000
470,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.590%, 8/5/2010	470,000
200,000,000		Toronto Dominion Bank, 0.347%, 8/4/2010	200,000,000
2,860,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,860,000
4,655,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	4,655,000
7,515,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	7,515,000
259,000,000		Westpac Banking Corp. Ltd., Sydney, 0.391%, 8/16/2010	259,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.393%, 8/11/2010	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.397%, 8/4/2010	150,000,000
5,670,000		Word of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	5,670,000
3,410,000	1,[2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.370%, 8/5/2010	3,410,000
		TOTAL	2,437,292,855
Annual Shareholder Report
9

Principal Amount		Value
	Finance — Commercial – 0.3%
$4,986,000	General Electric Capital Corp., 0.595%, 10/18/2010	4,987,750
7,190,000	Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.440%, 8/5/2010	7,190,000
15,975,000	Ziegler Realty, (General Electric Capital Corp. LOC), 0.350%, 8/5/2010	15,975,000
4,470,000	Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.400%, 8/5/2010	4,470,000
	TOTAL	32,622,750
	Government Agency – 1.0%
16,545,000	Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.310%, 8/5/2010	16,545,000
90,000,000	Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.330%, 8/5/2010	90,000,000
	TOTAL	106,545,000
	TOTAL NOTES — VARIABLE	2,576,460,605
	REPURCHASE AGREEMENTS – 9.7%
836,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.220%, dated 7/30/2010 under which Bank of America, N.A., will repurchase securities provided as collateral for $836,015,326.66 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,554,155,205.47.	836,000,000
200,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.220%, dated 7/30/2010 under which Deutsche Bank Securities, Inc., will repurchase securities provided as collateral for $200,003,666.67 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/01/2040 and the market value of those underlying securities was $2,040,037,400.80.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	1,036,000,000
	TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[5]	10,839,739,670
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(104,380,328)
	TOTAL NET ASSETS — 100%	$10,735,359,342
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $1,787,573,583, which represented 16.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $1,755,654,795, which represented 16.4% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
Annual Shareholder Report
10

4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
SPEARS	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$10,839,739,670
Cash		137,287
Income receivable		4,240,609
TOTAL ASSETS		10,844,117,566
Liabilities:
Payable for investments purchased	$105,360,380
Payable for distribution services fee (Note 5)	1,572,284
Accrued expenses	1,825,560
TOTAL LIABILITIES		108,758,224
Net assets for 10,735,326,802 shares outstanding		$10,735,359,342
Net Assets Consist of:
Paid-in capital		$10,735,314,246
Accumulated net realized gain on investments		45,096
TOTAL NET ASSETS		$10,735,359,342
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,735,359,342 ÷ 10,735,326,802 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$47,826,085
Expenses:
Investment adviser fee (Note 5)		$30,983,301
Administrative personnel and services fee (Note 5)		8,044,266
Custodian fees		282,917
Transfer and dividend disbursing agent fees and expenses		10,330,035
Directors'/Trustees' fees		44,725
Auditing fees		21,432
Legal fees		6,172
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		56,802,718
Shareholder services fee (Note 5)		25,819,418
Share registration costs		3,210,834
Printing and postage		869,356
Insurance premiums		24,280
Miscellaneous		520,499
TOTAL EXPENSES		137,134,953
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(20,330,976)
Waiver of administrative personnel and services fee (Note 5)	(184,835)
Waiver of distribution services fee (Note 5)	(42,988,216)
Waiver of shareholder services fee (Note 5)	(25,814,856)
Reimbursement of shareholder services fee (Note 5)	(4,562)
Reduction of custodian fees (Note 6)	(1,084)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(89,324,529)
Net expenses			47,810,424
Net investment income			15,661
Net realized gain on investments			49,642
Change in net assets resulting from operations			$65,303

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,661	$102,294,473
Net realized gain on investments	49,642	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,303	102,294,473
Distributions to Shareholders:
Distributions from net investment income	(33,765)	(102,276,369)
Distributions from net realized gain on investments	(4,546)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,311)	(102,276,369)
Share Transactions:
Proceeds from sale of shares	4,403,652,478	4,419,219,105
Net asset value of shares issued to shareholders in payment of distributions declared	37,525	100,215,341
Cost of shares redeemed	(4,242,951,742)	(4,051,673,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	160,738,261	467,760,936
Change in net assets	160,765,253	467,779,040
Net Assets:
Beginning of period	10,574,594,089	10,106,815,049
End of period (including undistributed net investment income of $0 and $18,104, respectively)	$10,735,359,342	$10,574,594,089

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Notes to Financial Statements

July 31, 2010

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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15

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
16

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by the Fund at July 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	9/23/2009	$6,456,382	$6,456,382
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$16,512,478	$16,512,478
Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	2/4/2010	$8,949,929	$8,949,928

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	4,403,652,478	4,419,219,105
Shares issued to shareholders in payment of distributions declared	37,525	100,215,341
Shares redeemed	(4,242,951,742)	(4,051,673,510)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	160,738,261	467,760,936

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$38,311	$102,276,369
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$45,096
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
Annual Shareholder Report
17

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $20,330,976 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $184,835 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC waived $42,988,216 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC retained $27,009 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the year ended July 31, 2010, FSSC reimbursed $4,562 of Service Fees. For the year ended July 31, 2010, FSSC did not retain any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third party financial intermediaries waived $25,814,856 of Service Fees. This waiver can be modified or terminated at any time.

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18

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $296,030,000 and $26,475,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2010, the Fund's expenses were reduced by $1,084 under these arrangements.

7. Concentration of Risk

A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

11. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Capital Reserves Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
29

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304

41050 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.028	0.043	0.034
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.028	0.043	0.034
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.028)	(0.043)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.028)	(0.043)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.43%	2.84%	4.41%	3.46%
Ratios to Average Net Assets:
Net expenses	0.27%[4]	0.85%[4]	1.00%	1.00%	1.00%
Net investment income	0.00%[3]	0.41%	2.69%	4.33%	3.43%
Expense waiver/reimbursement[5]	1.03%	0.48%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,934,937	$12,545,150	$12,325,955	$9,295,241	$7,623,531

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2010 and 2009 are 0.27% and 0.85%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.60	$1.20
1	Expenses are equal to the Fund's annualized net expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	40.5%
Repurchase Agreements	60.0%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.5%
8-30 Days	20.7%
31-90 Days	10.8%
91-180 Days	6.7%
181 Days or more	5.8%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Government Agencies – 40.5%
$107,701,000	[1]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/23/2011 - 2/25/2011	107,459,397
1,097,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.227% - 0.428%, 8/2/2010 - 11/10/2010	1,096,543,983
1,193,241,667		Federal Home Loan Bank System Notes, 0.260% - 3.375%, 8/4/2010 - 7/29/2011	1,193,561,895
170,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250%, 10/5/2010 - 10/27/2010	169,929,826
470,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.271% - 0.507%, 8/2/2010 - 9/10/2010	469,778,708
130,000,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 2.875%, 11/23/2010 - 1/7/2011	130,888,743
324,322,000	[1]	Federal National Mortgage Association Discount Notes, 0.220% - 0.300%, 9/1/2010 - 10/25/2010	324,158,435
328,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.227% - 0.301%, 8/11/2010 - 8/27/2010	327,832,061
45,000,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	46,002,956
559,551,000	[1,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.360% - 0.430%, 8/16/2010 - 10/4/2010	559,376,637
		Total Government Agencies	4,425,532,641
		Repurchase Agreements – 60.0%
1,662,228,000		Interest in $2,500,000,000 joint repurchase agreement 0.220%, dated 7/30/2010 under which Bank of America, N.A., will repurchase securities provided as collateral for $1,662,258,474 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,554,155,205.	1,662,228,000
2,000,000,000		Repurchase agreement 0.210%, dated 7/30/2010 under which Barclays Capital Inc., will repurchase securities provided as collateral for $2,000,035,000 on 8/02/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 01/15/2017 and the market value of those underlying securities was $2,040,035,815.	2,000,000,000
304,000,000		Repurchase agreement 0.220%, dated 7/30/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $304,005,573 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 06/01/2040 and the market value of those underlying securities was $310,481,338.	304,000,000
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Principal Amount			Value
$1,800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.220%, dated 7/30/2010 under which Deutsche Bank Securities, Inc., will repurchase securities provided as collateral for $1,800,033,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $2,040,037,401.	1,800,000,000
800,000,000	[5]	Repurchase agreement 0.270%, dated 5/20/2010 under which Deutsche Bank Securities, Inc., will repurchase securities provided as collateral for $800,546,000 on 8/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 07/1/2040 and the market value of those underlying securities was $818,946,217.	800,000,000
		TOTAL REPURCHASE AGREEMENTS	6,566,228,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[6]	10,991,760,641
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[7]	(56,823,464)
		TOTAL NET ASSETS — 100%	$10,934,937,177
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $559,376,637, which represented 5.1% of total net assets.
4	Denotes a restricted security that maybe resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (“the Trustees”). At July 31, 2010, these liquid restricted securities amounted to $559,376,637, which represented 5.1% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in securities	$4,425,532,641
Investments in repurchase agreements	6,566,228,000
Total investments in securities, at amortized cost and value		$10,991,760,641
Cash		274,840
Income receivable		4,082,523
TOTAL ASSETS		10,996,118,004
Liabilities:
Payable for investments purchased	59,971,987
Payable for advisory fee (Note 5)	54,667
Accrued expenses	1,154,173
TOTAL LIABILITIES		61,180,827
Net assets for 10,934,841,859 shares outstanding		$10,934,937,177
Net Assets Consist of:
Paid-in capital		$10,934,840,697
Accumulated net realized gain on investments		96,450
Undistributed net investment income		30
TOTAL NET ASSETS		$10,934,937,177
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,934,937,177 ÷ 10,934,841,859 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$30,811,757
Expenses:
Investment adviser fee (Note 5)		$34,282,931
Administrative personnel and services fee (Note 5)		8,899,519
Custodian fees		303,601
Transfer and dividend disbursing agent fees and expenses		11,424,600
Directors'/Trustees' fees		94,226
Auditing fees		21,432
Legal fees		6,759
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		62,852,040
Shareholder services fee (Note 5)		28,569,109
Share registration costs		371,748
Printing and postage		1,286,193
Insurance premiums		27,752
Miscellaneous		718,012
TOTAL EXPENSES		149,032,922
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(26,881,539)
Waiver of administrative personnel and services fee (Note 5)	(203,082)
Waiver of distribution services fee (Note 5)	(62,567,028)
Waiver of shareholder services fee (Note 5)	(28,527,227)
Reimbursement of shareholder services fee (Note 5)	(41,882)
Reduction of custodian fees (Note 6)	(437)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(118,221,195)
Net expenses			30,811,727
Net investment income			30
Net realized gain on investments			207,264
Change in net assets resulting from operations			$207,294

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30	$58,211,362
Net realized gain on investments	207,264	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	207,294	58,211,362
Distributions to Shareholders:
Distributions from net investment income	—	(58,211,362)
Distributions from net realized gain on investments	(110,814)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,814)	(58,211,362)
Share Transactions:
Proceeds from sale of shares	3,708,263,130	6,327,555,699
Net asset value of shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Cost of shares redeemed	(5,318,681,111)	(6,164,994,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,610,309,320)	219,194,653
Change in net assets	(1,610,212,840)	219,194,653
Net Assets:
Beginning of period	12,545,150,017	12,325,955,364
End of period (including undistributed net investment income of $30 and $0, respectively)	$10,934,937,177	$12,545,150,017

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. Shares of Beneficial Interest

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	3,708,263,130	6,327,555,699
Shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Shares redeemed	(5,318,681,111)	(6,164,994,936)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,610,309,320)	219,194,653

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$110,814	$58,211,362
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$96,480
2	For tax purposes, short-term capital gains are considered ordinary income for distributions purposes.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $26,881,539 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $203,082 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC waived $62,567,028 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC retained $43,313 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the year ended July 31, 2010, FSSC reimbursed $41,882 of Service fees. For the year ended July 31, 2010, FSSC did not retain any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $28,527,227 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the latter of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $99,997,667 and $200,668,391, respectively.

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6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2010, the Fund's expenses were reduced by $437 under these arrangements.

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

10. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since inception. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Government Reserves Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
25

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

33543 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.015	0.038	0.049	0.040
Net realized loss on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.015	0.038	0.049	0.040
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.015)	(0.038)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.48%	3.87%	5.03%	4.05%
Ratios to Average Net Assets:
Net expenses	0.43%	0.52%	0.47%	0.47%	0.48%
Net investment income	0.03%	1.45%	3.79%	4.92%	3.97%
Expense waiver/reimbursement[3]	0.22%	0.11%	0.12%	0.16%[4]	0.34%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$118,767	$187,319	$233,369	$221,362	$189,392
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.93
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.86	$1.96
1	Expenses are equal to the Fund's annualized net expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.6%
Bank Instruments	17.7%
Variable Rate Instruments	14.0%
Repurchase Agreements	18.6%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.4%[4]
8-30 Days	19.8%
31-90 Days	31.9%
91-180 Days	7.6%
181 Days and more	4.2%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 25.3% of the Fund's portfolio.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 0.8%
		Finance — Automotive – 0.8%
$813,773		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	813,773
157,668	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	157,668
		TOTAL ASSET-BACKED SECURITIES	971,441
		Certificates of Deposit – 17.7%
		Finance — Banking – 17.7%
4,000,000	[3]	Abbey National Treasury Services PLC, 0.371%, 8/31/2010	4,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.550% - 0.600%, 8/31/2010 - 9/24/2010	5,000,000
4,000,000	[3]	Barclays Bank PLC, 0.678% - 0.710%, 8/5/2010 - 1/21/2011	4,000,000
6,000,000		Credit Agricole Corporate and Investment Bank, 0.340%, 8/20/2010	6,000,000
2,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	21,000,000
		Collateralized Loan Agreements – 11.7%
		Finance — Banking – 11.7%
5,000,000		Banc of America Securities LLC, 0.610%, 8/2/2010	5,000,000
2,900,000		Citigroup Global Markets, Inc., 0.710% - 0.850%, 8/2/2010 - 8/30/2010	2,900,000
4,000,000		Deutsche Bank Securities, Inc., 0.500% - 0.610%, 8/2/2010 - 9/13/2010	4,000,000
2,000,000		RBS Securities, Inc., 0.660%, 8/2/2010	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	13,900,000
		Commercial Paper – 32.0%;4
		Aerospace/Auto – 5.1%
6,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.480% - 0.500%, 9/28/2010 - 10/8/2010	5,994,762
		Finance — Automotive – 2.5%
3,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.800%, 1/5/2011	2,989,533
		Finance — Banking – 17.7%
3,000,000		Citigroup Funding, Inc., 0.450%, 9/7/2010	2,998,613
2,000,000	[1,2]	Clipper Receivables Company LLC, 0.710%, 1/10/2011	1,993,610
2,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.310%, 8/19/2010	1,999,690
3,000,000	[1,2]	Grampian Funding LLC, 0.360%, 8/12/2010	2,999,670
6,000,000		ING (U.S.) Funding LLC, 0.470% - 0.500%, 10/1/2010 - 10/7/2010	5,994,834
5,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650%, 10/12/2010	4,993,500
		TOTAL	20,979,917
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Principal Amount			Value
		Finance — Commercial – 4.2%
$5,000,000	[3]	Fairway Finance Co. LLC, 0.437%, 8/6/2010	5,000,000
		Finance — Retail – 2.5%
3,000,000	[1,2]	Chariot Funding LLC, 0.290%, 8/16/2010	2,999,638
		TOTAL COMMERCIAL PAPER	37,963,850
		Corporate Bonds – 2.6%
		Finance — Commercial – 2.6%
3,000,000		General Electric Capital Corp., 5.20% - 6.875%, 11/15/2010 - 2/1/2011	3,063,258
		Government Agency – 2.5%
		Government Agency – 2.5%
3,000,000		Federal Home Loan Bank System, 0.550%, 3/23/2011	3,000,000
		Notes — Variable – 14.0%;3
		Finance — Banking – 10.6%
2,000,000		Barclays Bank PLC, 0.587%, 8/23/2010	2,000,000
5,000,000		JPMorgan Chase Bank, N.A., 0.325% - 0.337%, 8/23/2010 - 8/30/2010	5,000,000
5,400,000		Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.398%, 8/4/2010 - 8/16/2010	5,400,000
275,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 8/5/2010	275,000
		TOTAL	12,675,000
		Finance — Commercial – 1.7%
2,000,000		General Electric Capital Corp., 0.595%, 10/18/2010	1,997,686
		Government Agency – 1.7%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.270%, 8/5/2010	2,000,000
		TOTAL NOTES — VARIABLE	16,672,686
		Repurchase Agreement – 18.6%
22,126,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	22,126,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	118,697,235
		OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	69,799
		TOTAL NET ASSETS — 100%	$118,767,034
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1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $8,150,586, which represented 6.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $8,150,586, which represented 6.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit
SA	— Support Agreement

See Notes which are an integral part of the Financial Statements

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6

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$22,126,000
Investments in securities	96,571,235
Total investments in securities, at amortized cost and value		$118,697,235
Cash		66,779
Income receivable		99,912
Receivable for shares sold		3,703
TOTAL ASSETS		118,867,629
Liabilities:
Payable for shares redeemed	47,810
Payable for investment adviser fee (Note 5)	20,459
Payable for transfer and dividend disbursing agent fees and expenses	5,250
Payable for portfolio accounting fees	6,154
Payable for share registration costs	18,766
Accrued expenses	2,156
TOTAL LIABILITIES		100,595
Net assets for 118,757,759 shares outstanding		$118,767,034
Net Assets Consist of:
Paid-in capital		$118,767,324
Accumulated net realized loss on investments		(447)
Undistributed net investment income		157
TOTAL NET ASSETS		$118,767,034
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$118,767,034 ÷ 118,757,759 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$675,198
Expenses:
Investment adviser fee (Note 5)		$587,884
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		11,713
Transfer and dividend disbursing agent fees and expenses		27,658
Directors'/Trustees' fees		594
Auditing fees		19,531
Legal fees		4,485
Portfolio accounting fees		40,463
Share registration costs		65,965
Printing and postage		21,838
Insurance premiums		4,585
Miscellaneous		10,800
TOTAL EXPENSES		945,516
Waivers (Note 5):
Waiver of investment adviser fee	$(292,476)
Waiver of administrative personnel and services fee	(23,529)
TOTAL WAIVERS		(316,005)
Net expenses			629,511
Net investment income			45,687
Net realized loss on investments			(322)
Change in net assets resulting from operations			$45,365

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,687	$2,750,178
Net realized loss on investments	(322)	(125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,365	2,750,053
Distributions to Shareholders:
Distributions from net investment income	(44,843)	(2,748,185)
Share Transactions:
Proceeds from sale of shares	390,310,419	495,534,394
Net asset value of shares issued to shareholders in payment of distributions declared	22,832	1,248,390
Cost of shares redeemed	(458,886,194)	(542,833,826)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(68,552,943)	(46,051,042)
Change in net assets	(68,552,421)	(46,049,174)
Net Assets:
Beginning of period	187,319,455	233,368,629
End of period (including undistributed (distributions in excess of) net investment income of $157 and $(687), respectively)	$118,767,034	$187,319,455

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	390,310,419	495,534,394
Shares issued to shareholders in payment of distributions declared	22,832	1,248,390
Shares redeemed	(458,886,194)	(542,833,826)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(68,552,943)	(46,051,042)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$44,843	$2,748,185

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$157
Capital loss carryforwards and deferrals	$(447)

At July 31, 2010, the Fund had a capital loss carryforward of $34 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $91 to offset taxable capital gains realized during the year ended July 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2010, for federal income tax purposes, post October losses of $413 were deferred to August 1, 2010.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and the extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2010, the Adviser waived $292,476 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2010, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $23,529 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2010, the Fund did not incur Service Fees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $765,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated master trust:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Master Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.
During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
23

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.028	0.022
Net realized gain (loss) on investments	0.000[1]	—	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.021	0.028	0.022
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.028)	(0.022)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.021)	(0.028)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.07%	2.09%	2.77%	2.20%
Ratios to Average Net Assets:
Net expenses	0.67%	1.03%[3]	1.00%[3]	1.00%	1.00%
Net investment income	0.02%	0.85%	1.99%	2.73%	2.17%
Expense waiver/reimbursement[4]	0.67%	0.35%	0.44%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$890,639	$1,178,029	$628,860	$446,174	$403,322
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.00% after taking into account these expense reductions for the years ended July 31, 2009 and 2008, respectively.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1], 2
Actual	$1,000	$1,000.00	$2.63
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.17	$2.66
1	Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.

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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.2%
Municipal Notes	12.7%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	2.0%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.2%
8-30 Days	3.9%
31-90 Days	4.3%
91-180 Days	1.2%
181 Days or more	5.4%
Other Assets and Liabilities — Net[2]	2.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2010

Principal Amount		Value
	Short-Term Municipals – 98.0%;1,2
	Alabama – 3.0%
$5,000,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	5,000,000
5,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/5/2010	5,000,000
600,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	600,000
3,040,000	Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.840%, 8/5/2010	3,040,000
5,000,000	Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	5,000,000
8,000,000	Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	8,000,000
400,000	Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	400,000
	Total	27,040,000
	Arkansas – 0.4%
3,475,000	Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	3,475,000
	California – 3.7%
3,030,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.450%, 8/5/2010	3,030,000
10,000,000	California State, GO Tax Exempt Notes, 0.350% CP (CALPERS, CALSTRS, Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/10/2010	10,000,000
20,000,000	Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	20,000,000
	Total	33,030,000
	Colorado – 1.4%
8,000,000	Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.900%, 8/4/2010	8,000,000
2,300,000	Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(Federal Home Loan Bank of Topeka LOC), 0.440%, 8/5/2010	2,300,000
Annual Shareholder Report
4

Principal Amount			Value
$2,160,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/5/2010	2,160,000
		Total	12,460,000
		Connecticut – 0.5%
2,650,000		Putnam, CT, 1.500% BANs, 1/18/2011	2,656,104
1,830,000		Scotland, CT, 1.500% BANs, 5/17/2011	1,837,889
		Total	4,493,993
		Delaware – 1.0%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.560%, 8/4/2010	5,300,000
3,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.430%, 8/5/2010	3,515,000
		Total	8,815,000
		District of Columbia – 2.4%
2,500,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.380%, 8/5/2010	2,500,000
10,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	10,000,000
8,800,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	8,800,000
		Total	21,300,000
		Florida – 0.2%
665,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.750%, 8/5/2010	665,000
1,000,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	1,000,000
		Total	1,665,000
		Georgia – 1.6%
8,900,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.350%, 8/2/2010	8,900,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.420%, 8/5/2010	5,375,000
		Total	14,275,000
		Idaho – 1.5%
11,440,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.200%, 8/4/2010	11,440,000
Annual Shareholder Report
5

Principal Amount		Value
$1,860,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.590%, 8/5/2010	1,860,000
	Total	13,300,000
	Illinois – 6.8%
3,810,000	Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	3,810,000
3,740,000	Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.510%, 8/5/2010	3,740,000
3,400,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.790%, 8/5/2010	3,400,000
4,485,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/5/2010	4,485,000
9,200,000	Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,200,000
2,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 8/5/2010	2,000,000
30,000,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 8/4/2010	30,000,000
3,000,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/4/2010	3,000,000
900,000	Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	900,000
	Total	60,535,000
	Indiana – 3.3%
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.350%, 8/5/2010	7,250,000
4,950,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	4,950,000
3,400,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, N.A. LOC), 0.350%, 8/5/2010	3,400,000
8,600,000	Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	8,600,000
5,560,000	St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	5,560,000
	Total	29,760,000
Annual Shareholder Report
6

Principal Amount			Value
		Kansas – 0.2%
$1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	1,468,000
		Kentucky – 0.5%
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.530%, 8/5/2010	215,000
3,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.450%, 8/5/2010	3,920,000
		Total	4,135,000
		Louisiana – 0.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2010	4,900,000
		Maine – 1.5%
13,100,000		Maine Finance Authority, (Series 2007A) Weekly VRDNs (Hebron Academy, Inc.)/(Banco Santander, S.A. LOC), 0.530%, 8/5/2010	13,100,000
		Maryland – 2.5%
17,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 8/5/2010	17,000,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 8/2/2010	5,400,000
		Total	22,400,000
		Massachusetts – 1.1%
4,000,000		Massachusetts IFA, (Series 1992B), 0.800% CP (New England Power Co.), Mandatory Tender 8/11/2010	4,000,000
5,780,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.470%, 8/4/2010	5,780,000
		Total	9,780,000
		Michigan – 2.2%
3,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.000% TANs, 8/20/2010	3,502,873
8,000,000		Michigan State, (Series A), 2.000% TRANs, 9/30/2010	8,019,249
7,475,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	7,475,000
		Total	18,997,122
		Minnesota – 0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	2,800,000
Annual Shareholder Report
7

Principal Amount			Value
		Mississippi – 2.5%
$2,680,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	2,680,000
1,305,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	1,305,000
830,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	830,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	3,840,000
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.660%, 8/5/2010	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.500% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2010	7,800,000
		Total	22,630,000
		Missouri – 0.2%
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/4/2010	2,000,000
		Multi State – 9.4%
7,455,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	7,455,000
7,818,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	7,818,000
9,460,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	9,460,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	10,000,000
20,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 8/5/2010	20,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (GTD by JPMorgan Chase N.A.), 0.430%, 8/5/2010	20,000,000
		Total	83,733,000
		Nebraska – 0.5%
4,080,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.380%, 8/5/2010	4,080,000
Annual Shareholder Report
8

Principal Amount		Value
	Nevada – 4.4%
$30,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.370%, 8/4/2010	30,000,000
3,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/5/2010	3,000,000
3,100,000	Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 8/5/2010	3,100,000
2,835,000	Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 8/5/2010	2,835,000
	Total	38,935,000
	New Jersey – 3.0%
6,108,500	East Greenwich Township, NJ, (Series 2010A), 1.750% BANs, 4/18/2011	6,147,289
4,557,125	Englewood Cliffs, NJ, 1.500% BANs, 3/30/2011	4,579,535
4,000,000	Howell Township, NJ, 2.750% BANs, 9/14/2010	4,003,780
500,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.300%, 8/4/2010	500,000
5,000,000	Wall Township, NJ, 1.500% BANs, 6/15/2011	5,024,133
4,000,000	Woodbridge Township, NJ, 1.500% BANs, 7/1/2011	4,018,866
2,000,000	Woodbridge Township, NJ, 2.000% BANs, 7/1/2011	2,018,113
	Total	26,291,716
	New York – 7.8%
15,000,000	Binghamton, NY City School District, 2.000% BANs, 9/17/2010	15,016,225
11,150,000	Catskill, NY Central School District, 2.250% BANs, 9/24/2010	11,164,648
1,230,000	Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 8/5/2010	1,230,000
1,080,000	Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.620%, 8/4/2010	1,080,000
1,650,000	Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.480%, 8/5/2010	1,650,000
1,700,000	Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.600%, 8/4/2010	1,700,000
6,000,000	Malone, NY Central School District, 1.200% BANs, 7/8/2011	6,006,390
905,000	Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 8/5/2010	905,000
Annual Shareholder Report
9

Principal Amount			Value
$1,600,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.480%, 8/5/2010	1,600,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.380%, 8/5/2010	2,300,000
10,000,000		Penn-Yan, NY Central School District, 1.500% BANs, 6/17/2011	10,065,231
13,000,000		Rochester, NY, (Series 2009-II), 2.000% BANs, 8/23/2010	13,008,541
3,665,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.410%, 8/4/2010	3,665,000
		Total	69,391,035
		North Carolina – 1.1%
10,000,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 8/4/2010	10,000,000
		Ohio – 6.3%
3,900,000		Ashtabula County, OH, 1.150% BANs, 5/26/2011	3,911,048
42,820,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 8/5/2010	42,820,000
2,000,000		Hunting Valley, OH, 1.000% BANs, 6/2/2011	2,004,977
7,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	7,000,000
		Total	55,736,025
		Oklahoma – 0.2%
1,737,527	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	1,737,527
		Pennsylvania – 1.4%
8,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	8,500,000
4,165,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	4,165,000
		Total	12,665,000
		Rhode Island – 1.5%
4,360,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.400%, 8/4/2010	4,360,000
Annual Shareholder Report
10

Principal Amount		Value
$5,000,000	Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	5,000,000
4,135,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	4,135,000
	Total	13,495,000
	South Carolina – 3.0%
19,595,000	Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.470%, 8/5/2010	19,595,000
7,000,000	South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.330%, 8/5/2010	7,000,000
	Total	26,595,000
	South Dakota – 0.9%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	8,410,000
	Tennessee – 4.5%
4,210,000	Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 8/6/2010	4,210,000
3,500,000	Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	3,500,000
7,500,000	Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	7,500,000
7,195,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	7,195,000
4,870,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,870,000
3,200,000	Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 0.760%, 8/5/2010	3,200,000
10,000,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	10,000,000
	Total	40,475,000
	Texas – 4.4%
12,290,000	Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg (GTD) LIQ), 0.330%, 8/5/2010	12,290,000
Annual Shareholder Report
11

Principal Amount		Value
$1,350,000	Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.810%, 8/5/2010	1,350,000
3,000,000	Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.590%, 8/5/2010	3,000,000
9,500,000	Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Baylor College of Medicine)/(Compass Bank, Birmingham LOC), 0.450%, 8/4/2010	9,500,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	7,470,000
6,000,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.950%, 8/2/2010	6,000,000
	Total	39,610,000
	Virginia – 3.3%
4,500,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.400% CP (Virginia Electric & Power Co.), Mandatory Tender 8/23/2010	4,500,000
25,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	25,000,000
	Total	29,500,000
	Washington – 2.3%
3,590,000	Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.320%, 8/5/2010	3,590,000
4,825,000	Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.320%, 8/5/2010	4,825,000
12,200,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.320%, 8/5/2010	12,200,000
	Total	20,615,000
	West Virginia – 0.4%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.590%, 8/5/2010	4,000,000
	Wisconsin – 6.2%
20,000,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/5/2010	20,000,000
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.280%, 8/5/2010	7,710,000
2,650,000	New Richmond, WI School District, 1.750% BANs, 5/10/2011	2,659,285
Annual Shareholder Report
12

Principal Amount		Value
$1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/5/2010	1,000,000
15,045,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 8/4/2010	15,045,000
8,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	8,630,000
	Total	55,044,285
	TOTAL INVESTMENTS — 98.0% (AT AMORTIZED COST)[5]	872,672,703
	OTHER ASSETS AND LIABILITIES - NET — 2.0%[6]	17,966,369
	TOTAL NET ASSETS — 100%	$890,639,072

Securities that are subject to the federal alternative minimum tax (AMT) represent 47.3% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2010 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $95,818,527, which represented 10.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $95,818,527, which represented 10.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$872,672,703
Receivable for investments sold		21,211,358
Income receivable		1,534,741
TOTAL ASSETS		895,418,802
Liabilities:
Bank overdraft	$4,406,049
Payable for distribution services fee (Note 5)	174,056
Accrued expenses	199,625
TOTAL LIABILITIES		4,779,730
Net assets for 890,638,987 shares outstanding		$890,639,072
Net Assets Consist of:
Paid-in capital		$890,636,047
Accumulated net realized gain on investments		1,550
Undistributed net investment income		1,475
TOTAL NET ASSETS		$890,639,072
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$890,639,072 ÷ 890,638,987 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$7,054,100
Expenses:
Investment adviser fee (Note 5)		$3,066,668
Administrative personnel and services fee (Note 5)		795,897
Custodian fees		36,513
Transfer and dividend disbursing agent fees and expenses		1,037,151
Directors'/Trustees' fees		6,063
Auditing fees		19,531
Legal fees		9,287
Portfolio accounting fees		147,789
Distribution services fee (Note 5)		5,622,225
Shareholder services fee (Note 5)		2,555,557
Share registration costs		292,476
Printing and postage		100,175
Insurance premiums		6,795
Miscellaneous		34,947
TOTAL EXPENSES		13,731,074
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,182,507)
Waiver of administrative personnel and services fee	(17,986)
Waiver of distribution services fee	(2,608,071)
Waiver of shareholder services fee	(2,032,609)
Reimbursement of shareholder services fee	(3,553)
TOTAL WAIVERS AND REIMBURSEMENT		(6,844,726)
Net expenses			6,886,348
Net investment income			167,752
Net realized gain on investments			22,328
Change in net assets resulting from operations			$190,080

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets Operations:
Net investment income	$167,752	$8,139,330
Net realized gain on investments	22,328	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	190,080	8,139,330
Distributions to Shareholders:
Distributions from net investment income	(166,277)	(8,143,227)
Distributions from net realized gain on investments	(20,778)	(35,233)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(187,055)	(8,178,460)
Share Transactions:
Proceeds from sale of shares	933,308,860	1,333,423,891
Net asset value of shares issued to shareholders in payment of distributions declared	183,291	7,883,425
Cost of shares redeemed	(1,220,884,800)	(792,099,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(287,392,649)	549,207,947
Change in net assets	(287,389,624)	549,168,817
Net Assets:
Beginning of period	1,178,028,696	628,859,879
End of period (including undistributed net investment income of $1,475 and $0, respectively)	$890,639,072	$1,178,028,696

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	933,308,860	1,333,423,891
Shares issued to shareholders in payment of distributions declared	183,291	7,883,425
Shares redeemed	(1,220,884,800)	(792,099,369)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(287,392,649)	549,207,947
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4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Tax exempt income	$166,277	$8,143,227
Ordinary income[1]	$16,923	$4,480
Long-term capital gains	$3,855	$30,753
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,475
Undistributed long-term capital gain	$1,550

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $2,182,507 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $17,986 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur Annual Shareholder Report
20

distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC waived $2,608,071 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC retained $5,099 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $3,553 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $2,032,609 of Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,069,099,000 and $2,255,749,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

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7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. Federal Tax Information (unaudited)

At July 31, 2010, 100% of the distributions from net investment income of the Fund is exempt from federal income tax, other than the federal AMT.

For the fiscal year ended July 31, 2010, the amount of long-term capital gains designated by the Fund was $3,855.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF COMPLIANCE OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 Vice President Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

29

Evaluation and Approval of Advisory Contract - May 2010

Federated Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
32

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
33

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919106

Q450510 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.009	0.036	0.051	0.042
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.009	0.036	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.009)	(0.036)	(0.051)	(0.042)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.009)	(0.036)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.95%	3.64%	5.25%	4.30%
Ratios to Average Net Assets:
Net expenses	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.06%	0.74%	3.33%	5.14%	4.22%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.09%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,719,818	$45,592,513	$20,425,207	$8,943,042	$6,619,952
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.007	0.033	0.049	0.040
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.007	0.033	0.049	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.71%	3.38%	4.99%	4.04%
Ratios to Average Net Assets:
Net expenses	0.26%	0.47%	0.45%	0.45%	0.45%
Net investment income	0.01%	0.66%	3.07%	4.89%	3.99%
Expense waiver/reimbursement[4]	0.28%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,870,000	$7,913,479	$8,770,060	$4,267,271	$3,493,161
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.008	0.035	0.050	0.041
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.008	0.035	0.050	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.008)	(0.035)	(0.050)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.008)	(0.035)	(0.050)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.85%	3.54%	5.14%	4.19%
Ratios to Average Net Assets:
Net expenses	0.26%	0.33%	0.30%	0.31%	0.31%
Net investment income	0.01%	0.73%	3.45%	5.04%	4.17%
Expense waiver/reimbursement[4]	0.13%	0.08%	0.09%	0.09%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,655,591	$2,196,774	$1,128,743	$637,491	$377,414
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.031	0.047	0.037
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.031	0.047	0.037
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.54%	3.12%	4.74%	3.78%
Ratios to Average Net Assets:
Net expenses	0.26%	0.64%	0.70%	0.70%	0.70%
Net investment income	0.01%	0.50%	2.76%	4.64%	3.77%
Expense waiver/reimbursement[4]	0.53%	0.17%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$621,400	$448,872	$459,837	$239,414	$104,260
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$1.04
Institutional Service Shares	$1,000	$1,000.00	$1.14[2]
Institutional Capital Shares	$1,000	$1,000.00	$1.14[3]
Trust Shares	$1,000	$1,000.00	$1.14[4]
Annual Shareholder Report
5

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.75	$1.05
Institutional Service Shares	$1,000	$1,023.65	$1.15[2]
Institutional Capital Shares	$1,000	$1,023.65	$1.15[3]
Trust Shares	$1,000	$1,023.65	$1.15[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.23%
Institutional Capital Shares	0.23%
Trust Shares	0.23%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	60.2%
U.S. Government Agency Securities	40.3%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.7%
8-30 Days	24.6%
31-90 Days	16.8%
91-180 Days	8.3%
181 Days or more	5.1%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
7

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		GOVERNMENT AGENCIES – 40.3%
$3,673,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.227% - 0.428%, 8/5/2010 - 10/30/2010	3,672,231,004
3,777,898,333		Federal Home Loan Bank System Notes, 0.260% - 4.250%, 8/4/2010 - 7/29/2011	3,779,584,230
924,559,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.240% - 0.250%, 8/11/2010 - 10/27/2010	924,197,351
1,225,550,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.271% - 0.507%, 8/2/2010 - 9/10/2010	1,225,070,631
652,625,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.250%, 11/23/2010 - 4/11/2011	658,979,091
880,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.250% - 0.300%, 9/20/2010 - 10/25/2010	879,506,279
1,524,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.227% - 0.301%, 8/11/2010 - 8/27/2010	1,523,712,650
234,250,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	239,470,944
331,353,000	[1]	Housing and Urban Development Floating Rate Notes, 0.733%, 8/1/2010	331,353,000
		TOTAL GOVERNMENT AGENCIES	13,234,105,180
		Repurchase Agreements – 60.2%
110,000,000		Interest in $148,410,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $148,412,721 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2040 and the market value of those underlying securities was $152,344,020.	110,000,000
139,529,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	139,529,000
5,047,230,000		Interest in $7,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,800,136,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $7,956,139,338.	5,047,230,000
Annual Shareholder Report
8

Principal Amount			Value
$3,292,000,000		Interest in $6,392,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,392,111,860 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $6,519,954,134.	3,292,000,000
338,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 7/26/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,300,000 on 10/25/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2039 and the market value of those underlying securities was $511,653,423.	338,000,000
500,000,000	[3]	Repurchase agreement 0.24%, dated 7/28/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,300,000 on 10/27/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $512,867,952.	500,000,000
1,386,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/12/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,000,378,889 on 8/12/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $2,060,233,415.	1,386,000,000
667,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 7/22/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,249,167 on 8/30/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $1,023,016,602.	667,000,000
880,000,000	[3]	Interest in $1,200,000,000 joint repurchase agreement 0.27%, dated 5/20/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,200,810,000 on 8/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,227,965,797.	880,000,000
1,180,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.23%, dated 7/23/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,750,346,597 on 8/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2040 and the market value of those underlying securities was $1,802,615,160.	1,180,000,000
Annual Shareholder Report
9

Principal Amount			Value
$2,000,000,000		Repurchase agreement 0.23%, dated 7/27/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,089,444 on 8/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $2,060,078,968.	2,000,000,000
250,000,000		Repurchase agreement 0.21%, dated 7/30/2010 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,004,375 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2040 and the market value of those underlying securities was $255,507,143.	250,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 6/29/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,265,833 on 9/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2037 and the market value of those underlying securities was $515,099,973.	300,000,000
500,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,055,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,004,359.	500,000,000
500,000,000	[3]	Repurchase agreement 0.24%, dated 7/27/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,300,000 on 10/26/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2040 and the market value of those underlying securities was $515,008,824.	500,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,027,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2050 and the market value of those underlying securities was $1,545,002,050.	500,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/30/2010 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,009,167 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $512,170,647.	500,000,000
250,000,000		Repurchase agreement 0.22%, dated 7/30/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $250,004,583 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $255,954,667.	250,000,000
Annual Shareholder Report
10

Principal Amount			Value
$250,000,000	[3]	Repurchase agreement 0.23%, dated 7/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $250,049,319 on 8/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/16/2039 and the market value of those underlying securities was $257,526,378.	250,000,000
343,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 7/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,089,444 on 8/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2040 and the market value of those underlying securities was $515,047,587.	343,000,000
338,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 7/26/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,099,028 on 8/26/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2042 and the market value of those underlying securities was $515,017,787.	338,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,036,667 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,047,150,577.	300,000,000
20,000,000		Repurchase agreement 0.16%, dated 7/30/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $20,000,267 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/17/2010 and the market value of those underlying securities was $20,401,858.	20,000,000
200,000,000		Repurchase agreement 0.22%, dated 7/30/2010 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $200,003,667 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2040 and the market value of those underlying securities was $204,166,981.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	19,790,759,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[4]	33,024,864,180
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[5]	(158,055,503)
		TOTAL NET ASSETS — 100%	$32,866,808,677
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
11

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$19,790,759,000
Investments in securities	13,234,105,180
Total investments in securities, at amortized cost and value		$33,024,864,180
Income receivable		18,593,498
Receivable for shares sold		8,512,789
TOTAL ASSETS		33,051,970,467
Liabilities:
Payable for investments purchased	158,925,765
Payable for shares redeemed	18,133,014
Bank overdraft	6,155,338
Income distribution payable	923,410
Payable for distribution services fee (Note 5)	28,730
Payable for shareholder services fee (Note 5)	382,514
Accrued expenses	613,019
TOTAL LIABILITIES		185,161,790
Net assets for 32,866,340,245 shares outstanding		$32,866,808,677
Net Assets Consist of:
Paid-in capital		$32,866,351,440
Accumulated net realized gain on investments		473,946
Distributions in excess of net investment income		(16,709)
TOTAL NET ASSETS		$32,866,808,677
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$24,719,817,970 ÷ 24,719,812,646 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,869,999,565 ÷ 5,869,683,715 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,655,591,137 ÷ 1,655,695,046 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$621,400,005 ÷ 621,148,838 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest		$124,120,850
Expenses:
Investment adviser fee (Note 5)	$91,690,557
Administrative personnel and services fee (Note 5)	35,685,648
Custodian fees	1,517,603
Transfer and dividend disbursing agent fees and expenses	199,048
Directors'/Trustees' fees	348,812
Auditing fees	20,499
Legal fees	13,896
Portfolio accounting fees	203,115
Distribution services fee — Trust Shares (Note 5)	1,188,626
Shareholder services fee — Institutional Service Shares (Note 5)	9,533,398
Shareholder services fee — Institutional Capital Shares (Note 5)	1,500,161
Shareholder services fee — Trust Shares (Note 5)	244,534
Account administration fee — Institutional Service Shares	6,691,310
Account administration fee — Institutional Capital Shares	507,814
Account administration fee — Trust Shares	944,093
Share registration costs	242,764
Printing and postage	127,684
Insurance premiums	104,067
Miscellaneous	2,009,638
TOTAL EXPENSES	152,773,267
Annual Shareholder Report
14

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(35,751,488)
Waiver of administrative personnel and services fee	(797,391)
Waiver of distribution services fee — Trust Shares	(958,667)
Waiver of shareholder services fee — Institutional Service Shares	(9,533,398)
Waiver of shareholder services fee — Institutional Capital Shares	(764,130)
Waiver of shareholder services fee — Trust Shares	(244,534)
Reimbursement of shareholder services fee — Institutional Capital Shares	(278,146)
Waiver of account administration fee — Institutional Service Shares	(253,950)
Waiver of account administration fee — Trust Shares	(942,517)
Reimbursement of account administration fee — Institutional Service Shares	(3,074,118)
Reimbursement of account administration fee — Trust Shares	(1,576)
TOTAL WAIVERS AND REIMBURSEMENTS		$(52,599,915)
Net expenses			$100,173,352
Net investment income			23,947,498
Net realized gain on investments			473,946
Change in net assets resulting from operations			$24,421,444

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,947,498	$401,131,321
Net realized gain on investments	473,946	3,841,613
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,421,444	404,972,934
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,045,662)	(315,321,407)
Institutional Service Shares	(593,557)	(71,228,553)
Institutional Capital Shares	(280,893)	(11,788,138)
Trust Shares	(44,095)	(2,659,971)
Distributions from net realized gain on investments
Institutional Shares	(3,167,374)	(12,565)
Institutional Service Shares	(475,236)	(2,838)
Institutional Capital Shares	(153,781)	(470)
Trust Shares	(29,243)	(106)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,789,841)	(401,014,048)
Share Transactions:
Proceeds from sale of shares	274,578,828,038	374,579,922,882
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	59,066,569	—
Net asset value of shares issued to shareholders in payment of distributions declared	10,114,147	174,410,401
Cost of shares redeemed	(297,929,469,945)	(349,390,500,864)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,281,461,191)	25,363,832,419
Change in net assets	(23,284,829,588)	25,367,791,305
Net Assets:
Beginning of period	56,151,638,265	30,783,846,960
End of period (including undistributed (distributions in excess of) net investment income of $(16,709) and $0, respectively)	$32,866,808,677	$56,151,638,265

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (formerly, Government Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

On March 5, 2010, the Fund acquired all of the net assets of Federated Short-Term U. S. Government Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income*	$24,021,464
Net realized gain on investments	$474,221
Net increase in net assets resulting from operations	$24,495,685
*	Net investment income includes $73,967 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
59,055,366	$59,066,569	$45,248,732,120	$45,307,798,689
Annual Shareholder Report
17

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Annual Shareholder Report
18

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	245,628,197,047	$245,628,197,047	314,837,879,149	$314,837,879,149
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	59,055,366	59,066,569	—	—
Shares issued to shareholders in payment of distributions declared	9,392,883	9,392,883	132,458,610	132,458,610
Shares redeemed	(266,566,583,645)	(266,566,583,645)	(289,806,080,078)	(289,806,080,078)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,869,938,349)	$(20,869,927,146)	25,164,257,681	$25,164,257,681
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Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,718,050,660	$22,718,050,660	51,513,575,802	$51,513,575,802
Shares issued to shareholders in payment of distributions declared	411,301	411,301	30,392,403	30,392,403
Shares redeemed	(24,761,505,125)	(24,761,505,125)	(52,401,271,041)	(52,401,271,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,043,043,164)	$(2,043,043,164)	(857,302,836)	$(857,302,836)
Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,756,531,780	$4,756,531,780	5,882,354,206	$5,882,354,206
Shares issued to shareholders in payment of distributions declared	298,642	298,642	10,725,279	10,725,279
Shares redeemed	(5,297,874,144)	(5,297,874,144)	(4,825,202,562)	(4,825,202,562)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(541,043,722)	$(541,043,722)	1,067,876,923	$1,067,876,923
Year Ended July 31	2010		2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,476,048,551	$1,476,048,551	2,346,113,725	$2,346,113,725
Shares issued to shareholders in payment of distributions declared	11,321	11,321	834,109	834,109
Shares redeemed	(1,303,507,031)	(1,303,507,031)	(2,357,947,183)	(2,357,947,183)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	172,552,841	$172,552,841	(10,999,349)	(10,999,349)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(23,281,472,394)	$(23,281,461,191)	25,363,832,419	$25,363,832,419

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$27,789,841	$401,014,048
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income[2]	$457,237
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $35,751,488 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $797,391 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $958,667 of its fee. For the year ended July 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $278,146 of shareholder services fees and $3,075,694 of account administration fees. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $10,542,062 of Annual Shareholder Report
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shareholder services fee and $1,196,467 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $599,995,222 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who Annual Shareholder Report
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purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF fEDERATED gOVERNMENT OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

FEDERATED GOVERNMENT OBLIGATIONS FUND (THE “FUND”)

(formerly, Government Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104
Cusip 60934N807
Cusip 608919809
Cusip 60934N153

Q450513 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.011	0.036	0.051	0.041
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.011	0.036	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.09%	3.70%	5.18%	4.21%
Ratios to Average Net Assets:
Net expenses	0.20%	0.23%	0.20%[4]	0.20%	0.20%
Net investment income	0.06%	0.96%	3.38%	5.06%	4.15%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,440,448	$13,569,616	$7,643,447	$2,062,328	$1,556,092
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.20% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.008	0.034	0.048	0.039
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.008	0.034	0.048	0.039
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.84%	3.44%	4.92%	3.96%
Ratios to Average Net Assets:
Net expenses	0.25%	0.48%	0.45%[4]	0.45%	0.45%
Net investment income	0.01%	0.71%	3.13%	4.81%	3.90%
Expense waiver/reimbursement[5]	0.29%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,859,596	$2,941,394	$3,020,861	$2,148,776	$2,010,881
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.45% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1000.10	$0.94
Institutional Service Shares	$1,000	$1000.00	$0.94[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.85	$0.95
Institutional Service Shares	$1,000	$1,023.85	$0.95[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.19%
Institutional Service Shares	0.19%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	75.5%
U.S. Treasury Securities	13.1%
Other Assets and Liabilities — Net[2]	11.4%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.6%
8-30 Days	39.8%
31-90 Days	23.1%
91-180 Days	6.5%
181 Days or more	1.6%
Other Assets and Liabilities — Net[2]	11.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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5

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Government Agencies – 75.5%
$591,000,000	[1]	Federal Farm Credit System Discount Notes, 0.180% — 0.430%, 8/2/2010 — 1/25/2011	590,665,112
1,066,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% — 0.429%, 8/2/2010 — 9/20/2010	1,065,863,025
227,915,000		Federal Farm Credit System Notes, 0.390% — 5.250%, 8/3/2010 — 4/29/2011	228,028,207
2,293,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.170% — 0.390%, 8/6/2010 — 2/16/2011	2,292,459,219
494,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.227% — 0.360%, 8/2/2010 — 11/1/2010	493,792,000
663,100,000		Federal Home Loan Bank System Notes, 0.260% — 4.375%, 8/13/2010 — 1/21/2011	665,091,132
175,000,000	[1]	Tennessee Valley Authority Discount Note, 0.200%, 8/12/2010	174,989,306
		TOTAL GOVERNMENT AGENCIES	5,510,888,001
		U.S. Treasury – 13.1%
75,000,000	[1]	United States Treasury Bill, 0.170%, 8/12/2010	74,996,104
195,000,000	[1]	United States Treasury Bill, 0.180%, 8/19/2010	194,982,450
195,000,000	[1]	United States Treasury Bills, 0.180% — 0.200%, 8/26/2010	194,973,611
492,000,000		United States Treasury Note, 4.125%, 8/15/2010	492,741,113
		TOTAL U.S. TREASURY	957,693,278
		TOTAL INVESTMENTS — 88.6% (AT AMORTIZED COST)[3]	6,468,581,279
		OTHER ASSETS AND LIABILITIES - NET — 11.4%[4]	831,462,970
		TOTAL NET ASSETS — 100%	$7,300,044,249

1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2010. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Annual Shareholder Report
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$6,468,581,279
Cash		18,341,287
Receivable for investments sold		795,793,750
Income receivable		17,084,339
Receivable for shares sold		661,765
TOTAL ASSETS		7,300,462,420
Liabilities:
Income distribution payable	$58,314
Payable for shares redeemed	12,733
Payable for account administration fee	85,283
Payable for custodian fees	73,841
Payable for share registration costs	50,508
Payable for shareholder services fee (Note 5)	43,903
Payable for portfolio accounting fees	43,750
Payable for directors'/trustees' fees	26,571
Payable for transfer and dividend disbursing agent fees and expenses	15,368
Accrued expenses	7,900
TOTAL LIABILITIES		418,171
Net assets for 7,300,030,930 shares outstanding		$7,300,044,249
Net Assets Consist of:
Paid-in capital		$7,300,040,307
Accumulated net realized gain on investments		62,256
Distributions in excess of net investment income		(58,314)
TOTAL NET ASSETS		$7,300,044,249
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,440,447,969 ÷ 5,440,605,769 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,859,596,280 ÷ 1,859,425,161 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$31,888,455
Expenses:
Investment adviser fee (Note 5)		$23,941,076
Administrative personnel and services fee (Note 5)		9,315,186
Custodian fees		412,742
Transfer and dividend disbursing agent fees and expenses		43,654
Directors'/Trustees' fees		138,378
Auditing fees		19,500
Legal fees		8,097
Portfolio accounting fees		175,000
Shareholder services fee — Institutional Service Shares (Note 5)		1,999,553
Account administration fee — Institutional Service Shares		3,034,188
Share registration costs		83,886
Printing and postage		42,293
Insurance premiums		33,704
Miscellaneous		752,534
TOTAL EXPENSES		39,999,791
Waivers and Reimbursements(Note 5):
Waiver of investment adviser fee	$(10,439,619)
Waiver of administrative personnel and services fee	(205,607)
Waiver of shareholder services fee — Institutional Service Shares	(1,221,907)
Waiver of account administration fee — Institutional Service Shares	(1,854,161)
Reimbursement of shareholder services fee — Institutional Service Shares	(384,519)
Reimbursement of account administration fee — Institutional Service Shares	(583,482)
TOTAL WAIVERS AND REIMBURSEMENTS		(14,689,295)
Net expenses			25,310,496
Net investment income			6,577,959
Net realized gain on investments			322,673
Change in net assets resulting from operations			$6,900,632

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,577,959	$158,873,219
Net realized gain on investments	322,673	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,900,632	158,873,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,359,314)	(124,766,486)
Institutional Service Shares	(169,193)	(34,144,668)
Distributions from net realized gain on investments
Institutional Shares	(221,100)	—
Institutional Service Shares	(39,317)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,788,924)	(158,911,154)
Share Transactions:
Proceeds from sale of shares	42,492,656,537	69,651,345,742
Net asset value of shares issued to shareholders in payment of distributions declared	4,239,675	94,786,604
Cost of shares redeemed	(51,707,973,245)	(63,899,392,717)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,211,077,033)	5,846,739,629
Change in net assets	(9,210,965,325)	5,846,701,694
Net Assets:
Beginning of period	16,511,009,574	10,664,307,880
End of period (including distributions in excess of net investment income of $(58,314) and $(107,766), respectively)	$7,300,044,249	$16,511,009,574

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (formerly, Government Obligations Tax-Managed Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,049,348,242	$37,049,348,242	57,499,022,014	$57,499,022,014
Shares issued to shareholders in payment of distributions declared	4,189,370	4,189,370	82,580,667	82,580,667
Shares redeemed	(45,182,760,924)	(45,182,760,924)	(51,655,359,973)	(51,655,359,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,129,223,312)	$(8,129,223,312)	5,926,242,708	$5,926,242,708
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Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,443,308,295	$5,443,308,295	12,152,323,728	$12,152,323,728
Shares issued to shareholders in payment of distributions declared	50,305	50,305	12,205,937	12,205,937
Shares redeemed	(6,525,212,321)	(6,525,212,321)	(12,244,032,744)	(12,244,032,744)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,081,853,721)	$(1,081,853,721)	(79,503,079)	$(79,503,079)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,211,077,033)	$(9,211,077,033)	5,846,739,629	$5,846,739,629

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$6,788,924	$158,911,154
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$3,942
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $10,439,619 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $205,607 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $384,519 of shareholder services fees and $583,482 of account administration fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $1,221,907 of shareholder services fees and $1,854,161 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $929,031,700 and $726,991,753, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

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7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. Federal Tax Information (unaudited)

For the fiscal year ended July 31, 2010, 100.0% of the dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES of money market obligations trust and shareholders of federated government OBLIGATIONS Tax-managed fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Tax-Managed Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Government Obligations Tax-Managed Fund (the “Fund”)

(formerly, Government Obligations Tax-Managed Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856
Cusip 60934N849

39009 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.011	0.036	0.051	0.041
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.011	0.036	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.09%	3.70%	5.18%	4.21%
Ratios to Average Net Assets:
Net expenses	0.20%	0.23%	0.20%[4]	0.20%	0.20%
Net investment income	0.06%	0.96%	3.38%	5.06%	4.15%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,440,448	$13,569,616	$7,643,447	$2,062,328	$1,556,092
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.20% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.85	$0.95
1	Expenses are equal to the Fund's annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

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2

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	75.5%
U.S. Treasury Securities	13.1%
Other Assets and Liabilities — Net[2]	11.4%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.6%
8-30 Days	39.8%
31-90 Days	23.1%
91-180 Days	6.5%
181 Days or more	1.6%
Other Assets and Liabilities — Net[2]	11.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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3

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Government Agencies – 75.5%
$591,000,000	[1]	Federal Farm Credit System Discount Notes, 0.180% — 0.430%, 8/2/2010 — 1/25/2011	590,665,112
1,066,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% — 0.429%, 8/2/2010 — 9/20/2010	1,065,863,025
227,915,000		Federal Farm Credit System Notes, 0.390% — 5.250%, 8/3/2010 — 4/29/2011	228,028,207
2,293,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.170% — 0.390%, 8/6/2010 — 2/16/2011	2,292,459,219
494,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.227% — 0.360%, 8/2/2010 — 11/1/2010	493,792,000
663,100,000		Federal Home Loan Bank System Notes, 0.260% — 4.375%, 8/13/2010 — 1/21/2011	665,091,132
175,000,000	[1]	Tennessee Valley Authority Discount Note, 0.200%, 8/12/2010	174,989,306
		TOTAL GOVERNMENT AGENCIES	5,510,888,001
		U.S. Treasury – 13.1%
75,000,000	[1]	United States Treasury Bill, 0.170%, 8/12/2010	74,996,104
195,000,000	[1]	United States Treasury Bill, 0.180%, 8/19/2010	194,982,450
195,000,000	[1]	United States Treasury Bills, 0.180% — 0.200%, 8/26/2010	194,973,611
492,000,000		United States Treasury Note, 4.125%, 8/15/2010	492,741,113
		TOTAL U.S. TREASURY	957,693,278
		TOTAL INVESTMENTS — 88.6% (AT AMORTIZED COST)[3]	6,468,581,279
		OTHER ASSETS AND LIABILITIES - NET — 11.4%[4]	831,462,970
		TOTAL NET ASSETS — 100%	$7,300,044,249

1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on July 31, 2010. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Annual Shareholder Report
4

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
5

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$6,468,581,279
Cash		18,341,287
Receivable for investments sold		795,793,750
Income receivable		17,084,339
Receivable for shares sold		661,765
TOTAL ASSETS		7,300,462,420
Liabilities:
Income distribution payable	$58,314
Payable for shares redeemed	12,733
Payable for account administration fee	85,283
Payable for custodian fees	73,841
Payable for share registration costs	50,508
Payable for shareholder services fee (Note 5)	43,903
Payable for portfolio accounting fees	43,750
Payable for directors'/trustees' fees	26,571
Payable for transfer and dividend disbursing agent fees and expenses	15,368
Accrued expenses	7,900
TOTAL LIABILITIES		418,171
Net assets for 7,300,030,930 shares outstanding		$7,300,044,249
Net Assets Consist of:
Paid-in capital		$7,300,040,307
Accumulated net realized gain on investments		62,256
Distributions in excess of net investment income		(58,314)
TOTAL NET ASSETS		$7,300,044,249
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,440,447,969 ÷ 5,440,605,769 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,859,596,280 ÷ 1,859,425,161 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
6

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$31,888,455
Expenses:
Investment adviser fee (Note 5)		$23,941,076
Administrative personnel and services fee (Note 5)		9,315,186
Custodian fees		412,742
Transfer and dividend disbursing agent fees and expenses		43,654
Directors'/Trustees' fees		138,378
Auditing fees		19,500
Legal fees		8,097
Portfolio accounting fees		175,000
Shareholder services fee — Institutional Service Shares (Note 5)		1,999,553
Account administration fee — Institutional Service Shares		3,034,188
Share registration costs		83,886
Printing and postage		42,293
Insurance premiums		33,704
Miscellaneous		752,534
TOTAL EXPENSES		39,999,791
Waivers and Reimbursements(Note 5):
Waiver of investment adviser fee	$(10,439,619)
Waiver of administrative personnel and services fee	(205,607)
Waiver of shareholder services fee — Institutional Service Shares	(1,221,907)
Waiver of account administration fee — Institutional Service Shares	(1,854,161)
Reimbursement of shareholder services fee — Institutional Service Shares	(384,519)
Reimbursement of account administration fee — Institutional Service Shares	(583,482)
TOTAL WAIVERS AND REIMBURSEMENTS		(14,689,295)
Net expenses			25,310,496
Net investment income			6,577,959
Net realized gain on investments			322,673
Change in net assets resulting from operations			$6,900,632

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,577,959	$158,873,219
Net realized gain on investments	322,673	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,900,632	158,873,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,359,314)	(124,766,486)
Institutional Service Shares	(169,193)	(34,144,668)
Distributions from net realized gain on investments
Institutional Shares	(221,100)	—
Institutional Service Shares	(39,317)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,788,924)	(158,911,154)
Share Transactions:
Proceeds from sale of shares	42,492,656,537	69,651,345,742
Net asset value of shares issued to shareholders in payment of distributions declared	4,239,675	94,786,604
Cost of shares redeemed	(51,707,973,245)	(63,899,392,717)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,211,077,033)	5,846,739,629
Change in net assets	(9,210,965,325)	5,846,701,694
Net Assets:
Beginning of period	16,511,009,574	10,664,307,880
End of period (including distributions in excess of net investment income of $(58,314) and $(107,766), respectively)	$7,300,044,249	$16,511,009,574

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Notes to Financial Statements

July 31, 2010

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (formerly, Government Obligations Tax-Managed Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report
9

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,049,348,242	$37,049,348,242	57,499,022,014	$57,499,022,014
Shares issued to shareholders in payment of distributions declared	4,189,370	4,189,370	82,580,667	82,580,667
Shares redeemed	(45,182,760,924)	(45,182,760,924)	(51,655,359,973)	(51,655,359,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,129,223,312)	$(8,129,223,312)	5,926,242,708	$5,926,242,708
Annual Shareholder Report
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Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,443,308,295	$5,443,308,295	12,152,323,728	$12,152,323,728
Shares issued to shareholders in payment of distributions declared	50,305	50,305	12,205,937	12,205,937
Shares redeemed	(6,525,212,321)	(6,525,212,321)	(12,244,032,744)	(12,244,032,744)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,081,853,721)	$(1,081,853,721)	(79,503,079)	$(79,503,079)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,211,077,033)	$(9,211,077,033)	5,846,739,629	$5,846,739,629

4. Federal Tax Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$6,788,924	$158,911,154
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$3,942
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $10,439,619 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $205,607 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $384,519 of shareholder services fees and $583,482 of account administration fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $1,221,907 of shareholder services fees and $1,854,161 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $929,031,700 and $726,991,753, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

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7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. Federal Tax Information (unaudited)

For the fiscal year ended July 31, 2010, 100.0% of the dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES of money market obligations trust and shareholders of federated government OBLIGATIONS Tax-managed fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Tax-Managed Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Government Obligations Tax-Managed Fund (the “Fund”)

(formerly, Government Obligations Tax-Managed Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
24

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.005	0.029	0.044	0.035
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.029	0.044	0.035
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.029)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.50%	2.94%	4.49%	3.53%
Ratios to Average Net Assets:
Net expenses	0.28%	0.84%	0.92%	0.92%	0.93%
Net investment income	0.00%	0.50%	2.91%	4.40%	3.47%
Expense waiver/reimbursement[4]	0.96%	0.34%	0.27%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,125	$226,330	$246,375	$249,100	$258,486
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.001	0.020	0.035	0.026
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.020	0.035	0.026
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.020)	(0.035)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.12%	2.02%	3.56%	2.61%
Ratios to Average Net Assets:
Net expenses	0.28%	1.17%	1.82%	1.82%	1.83%
Net investment income	0.00%	0.09%	1.96%	3.50%	2.51%
Expense waiver/reimbursement[4]	1.72%	0.76%	0.12%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,240	$44,967	$35,707	$30,839	$41,481
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.001	0.020	0.035	0.026
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.020	0.035	0.026
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.020)	(0.035)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.13%	2.06%	3.60%	2.61%
Ratios to Average Net Assets:
Net expenses	0.28%	1.15%	1.79%	1.79%	1.82%
Net investment income	0.00%	0.08%	1.70%	3.53%	2.73%
Expense waiver/reimbursement[4]	1.72%	0.77%	0.12%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,567	$14,911	$10,390	$3,563	$3,699
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.005	0.029	0.044	0.035
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.029	0.044	0.035
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.029)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.50%	2.94%	4.49%	3.53%
Ratios to Average Net Assets:
Net expenses	0.28%	0.82%	0.92%	0.92%	0.94%
Net investment income	0.00%	0.39%	2.35%	4.43%	3.46%
Expense waiver/reimbursement[4]	0.94%	0.36%	0.20%	0.18%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,184	$2,079	$1,365	$507	$184
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Annual Shareholder Report
5

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$1.19[2]
Class B Shares	$1,000	$1,000.00	$1.19[3]
Class C Shares	$1,000	$1,000.00	$1.19[4]
Class F Shares	$1,000	$1,000.00	$1.19[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.60	$1.20[2]
Class B Shares	$1,000	$1,023.60	$1.20[3]
Class C Shares	$1,000	$1,023.60	$1.20[4]
Class F Shares	$1,000	$1,023.60	$1.20[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.24%
Class B Shares	0.24%
Class C Shares	0.24%
Class F Shares	0.24%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	62.1%
U.S. Government Agency Securities	38.6%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.7%
8-30 Days	23.1%
31-90 Days	15.9%
91-180 Days	6.7%
181 Days or more	5.3%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		GOVERNMENT AGENCIES – 38.6%
$1,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/23/2011	997,768
18,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.227% - 0.428%, 8/5/2010 - 10/29/2010	18,592,701
22,383,333		Federal Home Loan Bank System Notes, 0.270% - 3.375%, 8/4/2010 - 7/29/2011	22,389,692
3,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250%, 10/5/2010	2,998,646
9,200,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.271% - 0.581%, 8/2/2010 - 10/7/2010	9,196,556
4,400,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.250%, 11/23/2010 - 2/25/2011	4,444,103
3,750,000	[1]	Federal National Mortgage Association Discount Notes, 0.250% - 0.300%, 9/20/2010 - 10/25/2010	3,747,792
6,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.227% - 0.301%, 8/11/2010 - 8/27/2010	6,496,781
750,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	766,716
10,015,000	[1,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.370% - 0.430%, 8/16/2010 - 9/20/2010	10,011,811
		TOTAL GOVERNMENT AGENCIES	79,642,566
		Repurchase Agreements – 62.1%
15,021,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	15,021,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 7/26/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,300,000 on 10/25/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2039 and the market value of those underlying securities was $511,653,423.	2,000,000
7,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/12/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,000,378,889 on 8/12/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,060,233,415.	7,000,000
Annual Shareholder Report
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Principal Amount			Value
$10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,018,333 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $1,020,018,701.	10,000,000
5,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 7/22/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,249,167 on 8/30/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2050 and the market value of those underlying securities was $1,023,016,602.	5,000,000
5,000,000	[5]	Interest in $1,200,000,000 joint repurchase agreement 0.27%, dated 5/20/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,200,810,000 on 8/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,227,965,797.	5,000,000
7,000,000	[5]	Interest in $1,750,000,000 joint repurchase agreement 0.23%, dated 7/23/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,750,346,597 on 8/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2040 and the market value of those underlying securities was $1,802,615,160.	7,000,000
3,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 6/29/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,265,833 on 9/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2037 and the market value of those underlying securities was $515,099,973.	3,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which J.P.Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,027,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2050 and the market value of those underlying securities was $1,545,002,050.	10,000,000
50,000,000		Interest in $562,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $562,009,835 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $573,250,050.	50,000,000
Annual Shareholder Report
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Principal Amount			Value
$2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 7/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,089,444 on 8/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2040 and the market value of those underlying securities was $515,047,587.	2,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 7/26/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,099,028 on 8/26/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2042 and the market value of those underlying securities was $515,017,787.	2,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,036,667 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,047,150,577.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	128,021,000
		TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[6]	207,663,566
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[7]	(1,547,312)
		TOTAL NET ASSETS — 100%	$206,116,254
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $10,011,811, which represented 4.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $10,011,811, which represented 4.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$128,021,000
Investments in securities	79,642,566
Total investments in securities, at amortized cost and value		$207,663,566
Cash		107
Income receivable		96,633
Receivable for shares sold		174,953
TOTAL ASSETS		207,935,259
Liabilities:
Payable for investments purchased	999,533
Payable for shares redeemed	647,488
Payable for transfer and dividend disbursing agent fees and expenses	121,155
Payable for Directors'/Trustees' fees	109
Payable for shareholder services fee (Note 5)	28,241
Accrued expenses	22,479
TOTAL LIABILITIES		1,819,005
Net assets for 206,168,887 shares outstanding		$206,116,254
Net Assets Consist of:
Paid-in capital		$206,113,958
Accumulated net realized gain on investments		2,296
TOTAL NET ASSETS		$206,116,254
Annual Shareholder Report
12

Statement of Assets and Liabilities — continued
Net Asset Value and Offering Price Per Share
Class A Shares:
$171,124,985 ÷ 171,180,185 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$25,239,957 ÷ 25,238,970 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$8,567,165 ÷ 8,565,456 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$1,184,147 ÷ 1,184,276 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00)[1]	$0.95
Class C Shares (99.00/100 of $1.00)[1]	$0.99
Class F Shares (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest		$667,172
Expenses:
Investment adviser fee (Note 5)	$1,208,583
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	19,112
Transfer and dividend disbursing agent fees and expenses	627,591
Directors'/Trustees' fees	2,033
Auditing fees	19,531
Legal fees	4,508
Portfolio accounting fees	98,461
Distribution services fee — Class B Shares (Note 5)	256,635
Distribution services fee — Class C Shares (Note 5)	82,379
Shareholder services fee — Class A Shares (Note 5)	464,522
Shareholder services fee — Class B Shares (Note 5)	85,545
Shareholder services fee — Class C Shares (Note 5)	27,459
Shareholder services fee — Class F Shares (Note 5)	3,261
Share registration costs	89,799
Printing and postage	45,596
Insurance premiums	4,814
Miscellaneous	18,435
TOTAL EXPENSES	3,328,264
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,208,583)
Waiver of administrative personnel and services fee	(52,581)
Waiver of distribution services fee — Class B Shares	(256,635)
Waiver of distribution services fee — Class C Shares	(82,379)
Waiver of shareholder services fee — Class A Shares	(464,174)
Waiver of shareholder services fee — Class C Shares	(27,459)
Waiver of shareholder services fee — Class F Shares	(3,094)
Reimbursement of shareholder services fee — Class A Shares	(348)
Reimbursement of shareholder services fee — Class B Shares	(85,545)
Reimbursement of shareholder services fee — Class F Shares	(167)
Reimbursement of other operating expenses	(480,127)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,661,092)
Net expenses			$667,172
Net investment income			—
Net realized gain on investments			2,296
Change in net assets resulting from operations			$2,296

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$1,335,659
Net realized gain on investments	2,296	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,296	1,335,659
Distributions from net investment income
Class A Shares	—	(1,267,460)
Class B Shares	—	(46,460)
Class C Shares	—	(15,051)
Class F Shares	—	(7,898)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,336,869)
Share Transactions:
Proceeds from sale of shares	82,426,984	246,470,373
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,259,087
Cost of shares redeemed	(164,599,461)	(253,279,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(82,172,477)	(5,549,993)
Change in net assets	(82,170,181)	(5,551,203)
Net Assets:
Beginning of period	288,286,435	293,837,638
End of period	$206,116,254	$288,286,435

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (formerly, Liberty U.S. Government Money Market Trust) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	66,869,625	$66,869,625	163,161,233	$163,161,233
Shares issued to shareholders in payment of distributions declared	—	—	1,196,624	1,196,624
Shares redeemed	(122,076,942)	(122,076,942)	(184,401,075)	(184,401,075)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(55,207,317)	$(55,207,317)	(20,043,218)	$(20,043,218)
Year Ended July 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,922,372	$7,922,372	50,779,803	$50,779,803
Shares issued to shareholders in payment of distributions declared	—	—	41,408	41,408
Shares redeemed	(27,649,408)	(27,649,408)	(41,561,976)	(41,561,976)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(19,727,036)	$(19,727,036)	9,259,235	$9,259,235
Year Ended July 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,952,857	$6,952,857	30,173,796	$30,173,796
Shares issued to shareholders in payment of distributions declared	—	—	13,415	13,415
Shares redeemed	(13,296,570)	(13,296,570)	(25,666,976)	(25,666,976)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(6,343,713)	$(6,343,713)	4,520,235	$4,520,235
Year Ended July 31	2010		2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	682,130	$682,130	2,355,541	$2,355,541
Shares issued to shareholders in payment of distributions declared	—	—	7,640	7,640
Shares redeemed	(1,576,541)	(1,576,541)	(1,649,426)	(1,649,426)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(894,411)	$(894,411)	713,755	$713,755
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(82,172,477)	$(82,172,477)	(5,549,993)	$(5,549,993)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$ —	$1,336,869

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$2,296
1	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2010, the Adviser voluntarily waived $1,208,583 of its fee and voluntarily reimbursed $480,127 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $52,581 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $339,014 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2010, FSC retained $1,193 of CDSC relating to redemptions of Class C Shares and $217 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $86,060 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $494,727 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated liberty u.s. government money market trust:

We have audited the accompanying statement of assets and liabilities of Federated Liberty U.S. Government Money Market Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
27

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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29

Evaluation and Approval of Advisory Contract - May 2010

Federated Liberty U.S. Government Money Market Trust (the “Fund”)

(formerly, Liberty U.S. Government Money Market Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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30

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
32

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
33

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8042603 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Eagle Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.017	0.036	0.042	0.032
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.017	0.036	0.042	0.032
Less Distributions:
Distributions from net investment income	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)
Distributions from net realized gain on investments	(0.000) [1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	1.67%	3.64%	4.26%	3.29%
Ratios to Average Net Assets:
Net expenses	0.40%	0.41%	0.53%	1.22%	1.22%
Net investment income	0.11%	1.71%	3.55%	4.19%	3.22%
Expense waiver/reimbursement[3]	1.47%	1.29%	0.78%	0.66%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,980	$35,007	$50,576	$35,555	$36,597
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Premier Shares

(For a Share Outstanding Throughout Each Period)1

Year Ended July 31	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.019
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.019
Less Distributions:
Distributions from net investment income	(0.004)	(0.019)
Distributions from net realized gain on investments	(0.000) [2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.15%	0.19%
Net investment income	0.36%	0.99%
Expense waiver/reimbursement[4]	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]	$0[5]
1	The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.30	$1.93
Premier Shares	$1,000	$1,001.50	$0.69
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,022.86	$1.96
Premier Shares	$1,000	$1,024.10	$0.70
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.39%
Premier Shares	0.14%
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.6%
Bank Instruments	31.8%
Variable Rate Instruments	16.5%
Repurchase Agreement	6.2%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	28.8%[4]
8-30 Days	35.8%
31-90 Days	26.3%
91-180 Days	3.3%
181 Days or more	5.9%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 11.8% of the Fund's portfolio.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 1.4%
		Finance - Automotive – 1.3%
$380,932		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.500%, 6/8/2011	380,932
		Finance - Equipment – 0.1%
25,386	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	25,386
		TOTAL ASSET-BACKED SECURITIES	406,318
		Certificates of Deposit – 31.8%
		Finance - Banking – 31.8%
1,500,000		Abbey National Treasury Services PLC, 0.371%, 8/31/2010	1,500,000
300,000		BNP Paribas SA, 0.650%, 9/13/2010	300,000
900,000		Bank of Montreal, 0.348% - 0.477%, 8/4/2010 - 8/27/2010	900,000
1,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450% - 0.580%, 8/10/2010 - 9/8/2010	1,500,000
1,500,000		Barclays Bank PLC, 0.587% - 0.710%, 8/5/2010 - 1/21/2011	1,500,000
750,000		Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	750,000
1,600,000		Credit Agricole Corporate and Investment Bank, 0.340%, 8/20/2010	1,600,000
1,500,000		Mizuho Corporate Bank Ltd., 0.500%, 9/22/2010	1,500,000
		TOTAL CERTIFICATES OF DEPOSIT	9,550,000
		Collateralized Loan Agreements – 12.3%
		Finance - Banking – 12.3%
500,000		BNP Paribas Securities Corp., 0.610%, 8/2/2010	500,000
500,000		Banc of America Securities LLC, 0.610%, 8/2/2010	500,000
700,000		Citigroup Global Markets, Inc., 0.710%, 8/2/2010	700,000
500,000		Deutsche Bank Securities, Inc., 0.500%, 9/14/2010	500,000
1,000,000		J.P. Morgan Securities, Inc., 0.710%, 9/22/2010	1,000,000
500,000		RBC Capital Markets Corp., 0.520%, 8/25/2010	500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,700,000
		Commercial Paper – 24.3%;3
		Aerospace/Auto – 2.3%
700,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.480%, 10/8/2010	699,365
		Finance - Banking – 18.7%
1,500,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.400%, 8/3/2010	1,499,967
900,000	[1,2]	Clipper Receivables Company LLC, 0.450%, 8/23/2010	899,752
700,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.310%, 8/19/2010	699,892
Annual Shareholder Report
6

Principal Amount			Value
$1,000,000		ING (U.S.) Funding LLC, 0.500%, 8/17/2010	999,778
1,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650%, 10/12/2010	1,498,050
		TOTAL	5,597,439
		Finance - Retail – 3.3%
1,000,000	[1,2]	Chariot Funding LLC, 0.290%, 8/16/2010	999,879
		TOTAL COMMERCIAL PAPER	7,296,683
		Corporate Bonds – 2.6%
		Finance - Commercial – 2.6%
750,000		General Electric Capital Corp., 5.500% - 6.125%, 2/22/2011 - 4/28/2011	773,159
		Government AgencY – 5.0%
		Government Agency – 5.0%
1,500,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	1,500,000
		Notes - Variable – 16.5%;4
		Finance - Banking – 16.5%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.359%, 8/25/2010	1,000,000
500,000		JPMorgan Chase Bank, N.A., 0.337%, 8/23/2010	500,000
1,000,000		New Mexico State Finance Authority, (Series 2008-D)/(Royal Bank of Canada, Montreal LOC), 0.310%, 8/5/2010	1,000,000
1,000,000		Salvation Army, (Series 2004-A)/(Bank of New York Mellon LOC), 0.530%, 8/5/2010	1,000,000
1,450,000		Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.398%, 8/4/2010 - 8/16/2010	1,450,000
		TOTAL NOTES — VARIABLE	4,950,000
		Repurchase Agreement – 6.2%
1,849,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	1,849,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	30,025,160
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(44,896)
		TOTAL NET ASSETS — 100%	$29,980,264
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1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $4,424,984, which represented 14.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $4,424,984, which represented 14.8% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$30,025,160
Income receivable		28,605
Receivable for shares sold		62,474
TOTAL ASSETS		30,116,239
Liabilities:
Payable for shares redeemed	$66,480
Bank overdraft	14,743
Payable for transfer and dividend disbursing agent fees and expenses	11,421
Payable for portfolio accounting fees	9,254
Payable for shareholder services fee (Note 5)	15,963
Payable for share registration costs	11,811
Accrued expenses	6,303
TOTAL LIABILITIES		135,975
Net assets for 29,979,638 shares outstanding		$29,980,264
Net Assets Consist of:
Paid-in capital		$29,980,014
Accumulated net realized gain on investments		36
Undistributed net investment income		214
TOTAL NET ASSETS		$29,980,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$29,980,164 ÷ 29,979,538 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$164,370
Expenses:
Investment adviser fee (Note 5)		$64,296
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		7,674
Transfer and dividend disbursing agent fees and expenses		73,706
Directors'/Trustees' fees		275
Auditing fees		19,531
Legal fees		6,350
Portfolio accounting fees		52,989
Shareholder services fee — Eagle Shares (Note 5)		80,369
Share registration costs		57,472
Printing and postage		20,642
Insurance premiums		4,337
Miscellaneous		23,601
TOTAL EXPENSES		601,242
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(64,296)
Waiver of administrative personnel and services fee	(34,678)
Reimbursement of other operating expenses	(372,588)
TOTAL WAIVERS AND REIMBURSEMENT		(471,562)
Net expenses			129,680
Net investment income			34,690
Net realized gain on investments			82
Change in net assets resulting from operations			$34,772

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,690	$644,725
Net realized gain on investments	82	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,772	644,725
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(34,416)	(644,906)
Premier Shares	(0)[1]	(1)
Distributions from net realized gain on investments
Eagle Shares	(46)	—
Premier Shares	(0)[1]	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,462)	(644,907)
Share Transactions:
Proceeds from sale of shares	18,651,388	24,303,932
Net asset value of shares issued to shareholders in payment of distributions declared	33,656	567,457
Cost of shares redeemed	(23,712,480)	(40,439,614)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,027,436)	(15,568,225)
Change in net assets	(5,027,126)	(15,568,407)
Net Assets:
Beginning of period	35,007,390	50,575,797
End of period (including undistributed (distributions in excess of) net investment income of $214 and $(60), respectively)	$29,980,264	$35,007,390
1	Represents less than $1.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Money Market Management (formerly Money Market Management) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
13

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:1

Year Ended July 31	2010	2009
Eagle Shares:
Shares sold	18,651,388	24,303,935
Shares issued to shareholders in payment of distributions declared	33,656	567,457
Shares redeemed	(23,712,480)	(40,439,614)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(5,027,436)	(15,568,222)
1	There was no activity for Premier Shares during either period.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$34,462	$644,907
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$250
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2010, the Adviser voluntarily waived its entire fee of $64,296 and voluntarily reimbursed $372,588 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2010, FAS waived $34,678 of its fee. The net fee paid to FAS was 0.483% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $4,186 of Service Fees for the year ended July 31, 2010. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2010, FSSC received $65,473 of fees paid by the Fund. For the year ended July 31, 2010, the Fund's Premier Shares did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED MONEY market management:

We have audited the accompanying statement of assets and liabilities of Federated Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 Vice President Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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23

Evaluation and Approval of Advisory Contract - May 2010

Federated Money Market Management (the “Fund”)

(formerly, Money Market Management)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
25

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

28876 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.015	0.029	0.035	0.030
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.015	0.029	0.035	0.030
Less Distributions:
Distributions from net investment income	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.27%	1.52%	2.92%	3.57%	3.01%
Ratios to Average Net Assets:
Net expenses	0.22%	0.22%[4]	0.18%[4]	0.18%	0.18%
Net investment income	0.26%	1.41%	2.94%	3.48%	2.99%
Expense waiver/reimbursement[5]	0.08%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,472,460	$2,950,672	$3,192,965	$4,067,288	$3,490,983
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.013	0.026	0.033	0.027
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.013	0.026	0.033	0.027
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	1.27%	2.67%	3.31%	2.75%
Ratios to Average Net Assets:
Net expenses	0.43%	0.47%[4]	0.43%[4]	0.43%	0.43%
Net investment income	0.06%	1.16%	2.57%	3.26%	2.72%
Expense waiver/reimbursement[5]	0.12%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$772,448	$1,342,615	$964,094	$856,704	$620,552
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47% and 0.43% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.014	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.014	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.002)	(0.014)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.014)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.17%	1.42%	2.82%	3.46%	2.90%
Ratios to Average Net Assets:
Net expenses	0.32%	0.32%[4]	0.28%[4]	0.28%	0.28%
Net investment income	0.17%	1.30%	2.78%	3.41%	2.83%
Expense waiver/reimbursement[5]	0.08%	0.11%	0.12%	0.12%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,154,692	$1,537,150	$1,156,792	$1,012,433	$882,006
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.32% and 0.28% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$1.09
Institutional Service Shares	$1,000	$1,000.10	$2.13
Institutional Capital Shares	$1,000	$1,000.60	$1.59
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.70	$1.10
Institutional Service Shares	$1,000	$1,022.66	$2.16
Institutional Capital Shares	$1,000	$1,023.21	$1.61
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.22%
Institutional Service Shares	0.43%
Institutional Capital Shares	0.32%
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.8%
Municipal Notes	14.9%
Commercial Paper	3.0%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.7%
31-90 Days	6.6%
91-180 Days	2.3%
181 Days or more	4.7%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Alabama – 6.3%
$2,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	7,840,000
4,123,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	4,123,000
4,000,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.340%, 8/5/2010	4,000,000
43,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.500%, 8/4/2010	43,000,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/5/2010	10,000,000
50,000,000		Columbia, AL IDB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.310%, 8/2/2010	50,000,000
15,000,000		Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.410%, 8/4/2010	15,000,000
2,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	2,500,000
42,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	42,000,000
10,910,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.330%, 8/5/2010	10,910,000
4,000,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.350%, 8/4/2010	4,000,000
2,035,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.390%, 8/4/2010	2,035,000
6,835,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.750%, 8/5/2010	6,835,000
92,745,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	92,745,000
6,700,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	6,700,000
Annual Shareholder Report
7

Principal Amount		Value
$2,485,000	Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,485,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.690%, 8/5/2010	27,000,000
	TOTAL	337,998,000
	Alaska – 0.3%
7,500,000	Alaska International Airports System, (Series 2009A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 8/4/2010	7,500,000
10,000,000	Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/5/2010	10,000,000
	TOTAL	17,500,000
	Arizona – 0.5%
15,675,000	Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.280%, 8/2/2010	15,675,000
1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.350%, 8/5/2010	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	4,000,000
4,000,000	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	4,000,000
	TOTAL	24,835,000
	Arkansas – 0.5%
5,630,000	Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	5,630,000
10,900,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	10,900,000
2,000,000	Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	2,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	7,100,000
	TOTAL	25,630,000
	California – 6.5%
2,700,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	2,700,000
Annual Shareholder Report
8

Principal Amount		Value
$2,750,000	California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.270%, 8/5/2010	2,750,000
410,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.340%, 8/4/2010	410,000
2,980,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	2,980,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.300%, 8/5/2010	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.350%, 8/5/2010	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	2,940,000
955,000	California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	955,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.350%, 8/5/2010	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,000,000
2,330,000	California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	2,330,000
3,920,000	California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.340%, 8/4/2010	3,920,000
2,995,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.340%, 8/4/2010	2,995,000
3,635,000	California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.300%, 8/4/2010	3,635,000
15,800,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/5/2010	15,800,000
Annual Shareholder Report
9

Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/19/2010	15,000,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.440%, 8/5/2010	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/4/2010	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.330%, 8/5/2010	10,410,000
1,500,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,500,000
1,815,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.300%, 8/5/2010	1,815,000
6,500,000		Dublin, CA USD, 2.50% TRANs, 10/6/2010	6,522,193
7,675,000	[3,4]	East Side Union High School District, CA, (DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	7,675,000
10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.45% CP, Mandatory Tender 8/13/2010	10,000,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.360%, 8/2/2010	5,200,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,542,177
30,000,000		Los Angeles, CA Wastewater System, (Series A), 0.30% CP, Mandatory Tender 8/19/2010	30,000,000
30,000,000		Los Angeles, CA Wastewater System, (Series B), 0.30% CP, Mandatory Tender 8/19/2010	30,000,000
50,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	50,000,000
4,100,000		Milpitas, CA USD, 2.50% TRANs, 10/6/2010	4,113,998
3,755,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 8/5/2010	3,755,000
8,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
14,975,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	14,975,000
Annual Shareholder Report
10

Principal Amount			Value
$22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.40% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 8/5/2010	22,580,000
		TOTAL	351,958,368
		Colorado – 1.8%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	1,020,000
1,990,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.900%, 8/4/2010	1,990,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2007) Weekly VRDNs (Valor Christian Schools)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
1,920,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 8/5/2010	1,920,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	315,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	1,500,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.320%, 8/4/2010	15,000,000
37,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	37,000,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	28,500,000
		TOTAL	97,245,000
		Connecticut – 1.0%
2,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	2,500,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,059,723
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,772,119
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,015,920
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,352,634
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,001,243
		TOTAL	52,701,639
Annual Shareholder Report
11

Principal Amount			Value
		Delaware – 0.2%
$7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.470%, 8/5/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.560%, 8/4/2010	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.280%, 8/5/2010	7,500,000
11,290,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	11,290,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	23,965,000
14,250,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	14,250,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.320%, 8/5/2010	3,770,000
		TOTAL	66,075,000
		Florida – 4.7%
4,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	4,200,000
5,815,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	5,815,000
24,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.400%, 8/4/2010	24,500,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	16,160,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.450%, 8/5/2010	2,596,000
4,705,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	4,705,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/5/2010	13,500,000
Annual Shareholder Report
12

Principal Amount			Value
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 8/5/2010	25,000,000
85,005,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.400%, 8/5/2010	85,005,000
7,100,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.350%, 8/2/2010	7,100,000
9,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.280%, 8/2/2010	9,000,000
56,150,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.300%, 8/2/2010	56,150,000
		TOTAL	253,731,000
		Georgia – 4.3%
23,490,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.940%, 8/2/2010	23,490,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.350%, 8/5/2010	230,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/5/2010	5,400,000
920,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.750%, 8/5/2010	920,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	10,950,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,300,000
13,680,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.850%, 8/5/2010	13,680,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 8/5/2010	5,000,000
7,475,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	7,475,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.390%, 8/5/2010	11,000,000
Annual Shareholder Report
13

Principal Amount			Value
$530,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.610%, 8/4/2010	530,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	19,350,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	10,000,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	2,600,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apartments)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	6,700,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 8/4/2010	25,000,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.300%, 8/5/2010	7,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 8/4/2010	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	19,000,000
		TOTAL	232,475,000
		Illinois – 3.4%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.510%, 8/5/2010	945,000
12,400,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/5/2010	12,400,000
1,300,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.510%, 8/5/2010	1,300,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 8/5/2010	9,100,000
Annual Shareholder Report
14

Principal Amount		Value
$3,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.290%, 8/4/2010	3,000,000
850,000	Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/4/2010	850,000
44,100,000	Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 8/2/2010	44,100,000
1,380,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 8/5/2010	1,380,000
430,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	430,000
2,810,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/4/2010	2,810,000
1,000,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,000,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	4,490,000
2,960,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.510%, 8/5/2010	2,960,000
4,155,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	4,155,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	3,695,000
2,640,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.000%, 8/4/2010	2,640,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.320%, 8/5/2010	6,700,000
1,260,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	1,260,000
7,345,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 8/5/2010	7,345,000
1,040,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,040,000
7,500,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.380%, 8/5/2010	7,500,000
5,500,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.460%, 8/5/2010	5,500,000
Annual Shareholder Report
15

Principal Amount		Value
$26,118,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 8/5/2010	26,118,000
15,000,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 8/4/2010	15,000,000
8,500,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.380%, 8/4/2010	8,500,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/4/2010	1,200,000
1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.290%, 8/5/2010	1,080,000
3,855,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	3,855,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/4/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	1,400,000
1,284,000	West Chicago, IL IDA, (Series 1997) Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2010	1,284,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	500,000
	TOTAL	185,337,000
	Indiana – 2.6%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,573,743
4,345,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	4,345,000
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.520%, 8/5/2010	4,100,000
660,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	660,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	2,600,000
Annual Shareholder Report
16

Principal Amount		Value
$6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.460%, 8/5/2010	6,095,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	10,000,000
9,800,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-2) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.430%, 8/2/2010	9,800,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 8/4/2010	9,750,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	5,000,000
1,100,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.510%, 8/4/2010	1,100,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	6,500,000
14,000,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	14,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 8/5/2010	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	10,000,000
1,500,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	1,500,000
1,400,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,400,000
	TOTAL	137,843,743
Annual Shareholder Report
17

Principal Amount			Value
		Iowa – 0.2%
$5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	500,000
		TOTAL	11,800,000
		Kansas – 0.6%
5,571,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	5,571,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.320%, 8/5/2010	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	9,550,000
4,655,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.320%, 8/5/2010	4,655,000
		TOTAL	32,491,000
		Kentucky – 0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/5/2010	5,500,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 8/5/2010	3,000,000
6,075,000		Kentucky EDFA, (Series 2003) Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	6,075,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/5/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.530%, 8/5/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 8/5/2010	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	10,000,000
		TOTAL	41,700,000
		Louisiana – 0.9%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.360%, 8/4/2010	15,000,000
Annual Shareholder Report
18

Principal Amount			Value
$3,053,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	3,053,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.350%, 8/5/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	4,000,000
7,415,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Spicy Girls of Avery Island, LLC)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	7,415,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	7,500,000
		TOTAL	46,598,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/4/2010	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.340%, 8/5/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.9%
2,270,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	2,270,000
1,400,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.450%, 8/5/2010	1,400,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	475,000
6,305,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.380%, 8/4/2010	6,305,000
2,580,000		Maryland Community Development Administration — MFH, (Series 1990C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.380%, 8/4/2010	2,580,000
4,900,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.300%, 8/5/2010	4,900,000
Annual Shareholder Report
19

Principal Amount			Value
$4,805,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.300%, 8/5/2010	4,805,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 8/5/2010	33,000,000
2,500,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/5/2010	2,500,000
20,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.350%, 8/5/2010	20,000,000
300,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/5/2010	300,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.480%, 8/5/2010	13,185,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 8/4/2010	5,000,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	715,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.340%, 8/6/2010	3,500,000
500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	500,000
		TOTAL	101,435,000
		Massachusetts – 2.3%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,730,966
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,049,532
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,021,677
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,574,001
5,085,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (May Institute, Inc.)/(Banco Santander, S.A. LOC), 0.530%, 8/5/2010	5,085,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.480%, 8/4/2010	4,500,000
15,000,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.470%, 8/4/2010	15,000,000
Annual Shareholder Report
20

Principal Amount			Value
$8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,829,245
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,007,644
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,262,976
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,016,715
3,750,000		Westfield, MA, 1.20% BANs, 1/14/2011	3,755,056
		TOTAL	122,832,812
		Michigan – 5.1%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.320%, 8/5/2010	5,500,000
16,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,013,135
7,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,005,961
54,590,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.330%, 8/5/2010	54,590,000
14,420,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 8/5/2010	14,420,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.450%, 8/5/2010	5,240,000
3,945,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	3,945,000
90,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	90,216,551
2,100,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/4/2010	2,100,000
4,195,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	4,195,000
44,775,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	44,775,000
16,600,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 8/5/2010	16,600,000
9,850,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2010	9,850,000
		TOTAL	275,950,647
Annual Shareholder Report
21

Principal Amount			Value
		Minnesota – 1.6%
$725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	725,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.340%, 8/6/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	6,000,000
975,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	975,000
2,200,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.270%, 8/5/2010	2,200,000
3,995,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	3,995,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.330%, 8/5/2010	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	3,415,000
		TOTAL	84,740,000
		Mississippi – 1.1%
11,060,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	11,060,000
1,200,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	1,200,000
Annual Shareholder Report
22

Principal Amount			Value
$2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	2,090,000
2,265,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	2,265,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,770,000
7,100,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.350%, 8/5/2010	7,100,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,670,000
5,500,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	5,500,000
815,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LOC), 0.760%, 8/4/2010	815,000
		TOTAL	57,970,000
		Missouri – 0.4%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/5/2010	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Services)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2010	2,000,000
3,000,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	3,000,000
1,625,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	1,625,000
3,525,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.430%, 8/5/2010	3,525,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.520%, 8/5/2010	460,000
		TOTAL	20,610,000
		Montana – 0.1%
4,795,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.350%, 8/5/2010	4,795,000
		Multi-State – 9.2%
18,825,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	18,825,000
Annual Shareholder Report
23

Principal Amount			Value
$69,865,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	69,865,000
8,359,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	8,359,000
18,054,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	18,054,206
35,160,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	35,160,000
76,810,000	[3,4]	FHLMC, (Eagle Tax Exempt Trust) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/5/2010	76,810,000
10,730,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 8/5/2010	10,730,000
21,244,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 8/5/2010	21,244,000
27,215,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 8/5/2010	27,215,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.430%, 8/5/2010	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 8/5/2010	25,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.430%, 8/5/2010	5,000,000
		TOTAL	497,862,206
		Nebraska – 0.4%
2,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	2,150,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	10,720,000
Annual Shareholder Report
24

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	5,700,000
		TOTAL	20,570,000
		Nevada – 4.2%
59,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 8/4/2010	59,000,000
23,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	23,000,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.370%, 8/4/2010	20,000,000
44,250,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008C-1) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	44,250,000
25,900,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/4/2010	25,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 8/5/2010	10,000,000
16,100,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.380%, 8/5/2010	16,100,000
8,710,243	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP) Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.300%, 8/5/2010	8,710,243
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.45% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	19,295,000
		TOTAL	226,255,243
		New Hampshire – 0.5%
27,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.00% CP (New England Power Co.), Mandatory Tender 9/9/2010	27,000,000
2,045,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	2,045,000
755,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	755,000
		TOTAL	29,800,000
		New Jersey – 1.8%
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,240,823
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,460,958
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,334,895
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,950,733
Annual Shareholder Report
25

Principal Amount			Value
$4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,600,381
3,250,000		New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/(Citibank NA, New York LOC), 0.260%, 8/4/2010	3,250,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,407,758
8,396,000		Point Pleasant Beach, NJ, 1.50% BANs, 8/13/2010	8,397,645
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,647,712
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,359,852
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/22/2010	2,856,632
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,094,327
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,045,283
		TOTAL	97,646,999
		New Mexico – 0.7%
590,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	590,000
3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.540%, 8/4/2010	1,900,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	7,500,000
3,445,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	3,445,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.320%, 8/4/2010	10,000,000
1,615,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (2001 A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	1,615,000
		TOTAL	39,390,000
		New York – 1.8%
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,716,266
9,800,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	9,810,600
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,654,221
Annual Shareholder Report
26

Principal Amount			Value
$8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,036,198
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2010	5,590,000
7,595,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.730%, 8/5/2010	7,595,000
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.620%, 8/5/2010	4,735,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.380%, 8/5/2010	19,500,000
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,442,670
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/4/2010	4,255,000
		TOTAL	99,334,955
		North Carolina – 0.8%
7,200,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 8/5/2010	7,200,000
7,200,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.480%, 8/4/2010	7,200,000
13,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.420%, 8/4/2010	13,500,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	5,000,000
7,825,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	7,825,000
		TOTAL	40,725,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	515,000
9,670,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.290%, 8/4/2010	9,670,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.590%, 8/5/2010	12,240,000
		TOTAL	22,425,000
		Ohio – 3.9%
100,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	100,000
Annual Shareholder Report
27

Principal Amount			Value
$32,150,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 8/2/2010	32,150,000
58,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 8/2/2010	58,800,000
26,325,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 8/5/2010	26,325,000
39,635,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	39,635,000
44,550,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	44,550,000
10,830,000		Montgomery County, OH, (Series 2008B), 0.31% CP (Miami Valley Hospital), Mandatory Tender 8/10/2010	10,830,000
		TOTAL	212,390,000
		Oklahoma – 0.5%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.320%, 8/4/2010	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	6,000,000
11,113,536	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	11,113,536
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.300%, 8/4/2010	2,500,000
1,640,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	1,640,000
		TOTAL	26,453,536
		Oregon – 1.2%
10,000,000		Clackamas County, OR Hospital Facilities Authority, (Series 2005) Weekly VRDNs (Mary's Woods at Marylhurst, Inc.)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.450%, 8/5/2010	500,000
35,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 8/5/2010	35,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	10,000,000
Annual Shareholder Report
28

Principal Amount		Value
$2,000,000	Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.300%, 8/5/2010	2,000,000
	TOTAL	67,500,000
	Pennsylvania – 1.5%
25,300,000	Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	25,300,000
13,400,000	Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	13,400,000
23,100,000	Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	23,100,000
19,000,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,223,792
	TOTAL	81,023,792
	Puerto Rico – 0.1%
5,600,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	5,600,000
	Rhode Island – 0.3%
2,850,000	Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 8/5/2010	2,850,000
7,000,000	Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.270%, 8/4/2010	7,000,000
7,960,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.310%, 8/2/2010	7,960,000
	TOTAL	17,810,000
	South Carolina – 3.1%
24,000,000	Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	24,000,000
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.320%, 8/4/2010	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	25,000,000
5,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.520%, 8/4/2010	5,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 8/5/2010	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 8/5/2010	6,225,000
8,280,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.500%, 8/4/2010	8,280,000
Annual Shareholder Report
29

Principal Amount			Value
$69,725,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/4/2010	69,725,000
12,520,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	12,520,000
		TOTAL	169,350,000
		South Dakota – 0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.430%, 8/5/2010	4,000,000
		Tennessee – 0.5%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.380%, 8/4/2010	5,000,000
700,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.550%, 8/5/2010	700,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.300%, 8/5/2010	10,000,000
660,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	660,000
4,520,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/5/2010	4,520,000
6,925,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	6,925,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.760%, 8/4/2010	845,000
		TOTAL	28,650,000
		Texas – 8.2%
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.380%, 8/4/2010	9,950,000
35,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 8/2/2010	35,000,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/4/2010	4,045,000
Annual Shareholder Report
30

Principal Amount			Value
$4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,950,000
30,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.550%, 8/5/2010	30,000,000
1,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.150%, 8/2/2010	1,700,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	6,900,000
87,800,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 8/4/2010	87,800,000
11,535,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.950%, 8/2/2010	11,535,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.320%, 8/5/2010	13,000,000
9,865,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	9,865,000
485,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	485,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	131,217,733
7,215,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	7,215,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.310%, 8/5/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 8/4/2010	10,000,000
		TOTAL	441,737,733
		Utah – 0.1%
1,455,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.400%, 8/5/2010	1,455,000
Annual Shareholder Report
31

Principal Amount			Value
$1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.550%, 8/5/2010	4,000,000
		TOTAL	6,555,000
		Vermont – 2.2%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.450%, 8/4/2010	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.450%, 8/4/2010	14,500,000
91,750,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.300%, 8/5/2010	91,750,000
		TOTAL	120,050,000
		Virginia – 1.5%
7,900,000		Albemarle County, VA EDA, (Series 2008C) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	7,900,000
20,600,000		Albemarle County, VA EDA, (Series 2008D) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	20,600,000
3,500,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.270%, 8/5/2010	3,500,000
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.850%, 8/5/2010	1,000,000
20,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.40% CP (Virginia Electric & Power Co.), Mandatory Tender 8/23/2010	20,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	5,000,000
5,175,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	5,175,000
6,275,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.500%, 8/4/2010	6,275,000
5,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/5/2010	5,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/5/2010	3,000,000
		TOTAL	80,550,000
Annual Shareholder Report
32

Principal Amount			Value
		Washington – 3.1%
$2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.680%, 8/5/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	2,175,000
535,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.420%, 8/5/2010	535,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 8/5/2010	3,025,000
7,465,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 8/5/2010	7,465,000
89,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.340%, 8/2/2010	89,400,000
3,300,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.500%, 8/5/2010	3,300,000
680,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.500%, 8/5/2010	680,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.600%, 8/5/2010	3,085,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/4/2010	4,720,000
5,510,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.330%, 8/4/2010	5,510,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 8/5/2010	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/5/2010	4,500,000
2,950,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	2,950,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.320%, 8/5/2010	5,350,000
Annual Shareholder Report
33

Principal Amount		Value
$3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.330%, 8/5/2010	3,560,000
	TOTAL	167,595,000
	West Virginia – 0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.330%, 8/5/2010	3,760,000
	Wisconsin – 4.4%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.530%, 8/5/2010	9,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.450%, 8/4/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.470%, 8/5/2010	1,325,000
5,040,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.460%, 8/5/2010	5,040,000
1,395,000	Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 8/5/2010	1,395,000
1,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.650%, 8/5/2010	1,000,000
1,700,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 8/5/2010	1,700,000
1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	1,700,000
25,870,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 8/4/2010	25,870,000
86,660,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.500%, 8/5/2010	86,660,000
16,430,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 8/4/2010	16,430,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	16,000,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	68,372,267
	TOTAL	235,792,267
Annual Shareholder Report
34

Principal Amount		Value
	Wyoming – 0.5%
$28,060,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.310%, 8/5/2010	28,060,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	5,385,238,940
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	14,360,835
	TOTAL NET ASSETS — 100%	$5,399,599,775

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.7% of the portfolio as calculated based upon total market value (percentage is unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $805,220,985, which represented 14.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $805,220,985, which represented 14.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Annual Shareholder Report
35

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report
36

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
CCD	— Community College District
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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37

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$5,385,238,940
Cash		47,957
Income receivable		10,208,903
Receivable for shares sold		7,351,074
TOTAL ASSETS		5,402,846,874
Liabilities:
Payable for shares redeemed	$2,606,981
Income distribution payable	267,120
Payable for Directors'/Trustees' fees	5,087
Payable for shareholder services fee (Note 5)	246,037
Accrued expenses	121,874
TOTAL LIABILITIES		3,247,099
Net assets for 5,399,828,526 shares outstanding		$5,399,599,775
Net Assets Consist of:
Paid-in capital		$5,399,808,215
Accumulated net realized loss on investments		(38,143)
Distributions in excess of net investment income		(170,297)
TOTAL NET ASSETS		$5,399,599,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,472,460,138 ÷ 3,471,560,271 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$772,448,091 ÷ 773,001,780 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,154,691,546 ÷ 1,155,266,475 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
38

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$31,031,350
Expenses:
Investment adviser fee (Note 5)		$12,935,879
Administrative personnel and services fee (Note 5)		5,036,293
Custodian fees		220,463
Transfer and dividend disbursing agent fees and expenses		39,616
Directors'/Trustees' fees		51,871
Auditing fees		19,500
Legal fees		15,374
Portfolio accounting fees		186,633
Shareholder services fee — Institutional Service Shares (Note 5)		2,628,772
Shareholder services fee — Institutional Capital Shares (Note 5)		1,446,774
Account administration fee — Institutional Service Shares		330,383
Account administration fee — Institutional Capital Shares		4,928
Share registration costs		246,035
Printing and postage		39,543
Insurance premiums		17,216
Miscellaneous		255,537
TOTAL EXPENSES		23,474,817
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(4,970,275)
Waiver of administrative personnel and services fee	(114,191)
Waiver of shareholder services fee — Institutional Service Shares	(378,605)
Reimbursement of shareholder services fee — Institutional Service Shares	(109,182)
Reimbursement of shareholder services fee — Institutional Capital Shares	(7,596)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,579,849)
Net expenses			17,894,968
Net investment income			13,136,382
Net realized gain on investments			7,905
Change in net assets resulting from operations			$13,144,287

See Notes which are an integral part of the Financial Statements

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39

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,136,382	$62,963,616
Net realized gain (loss) on investments	7,905	(45,470)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,144,287	62,918,146
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,000,189)	(34,404,821)
Institutional Service Shares	(790,961)	(13,057,682)
Institutional Capital Shares	(2,516,032)	(15,505,843)
Distributions from net realized gain on investments
Institutional Shares	—	(220,358)
Institutional Service Shares	—	(126,731)
Institutional Capital Shares	—	(134,422)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,307,182)	(63,449,857)
Share Transactions:
Proceeds from sale of shares	21,422,386,005	17,661,169,505
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	562,995,263
Net asset value of shares issued to shareholders in payment of distributions declared	9,025,535	48,048,842
Cost of shares redeemed	(21,862,091,683)	(17,755,095,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(430,680,143)	517,117,674
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 8)	5,650	—
Change in net assets	(430,837,388)	516,585,963
Net Assets:
Beginning of period	5,830,437,163	5,313,851,200
End of period (including undistributed (distributions in excess of) net investment income of $(170,297) and $503, respectively)	$5,399,599,775	$5,830,437,163

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (formerly, Municipal Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Federated Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class Annual Shareholder Report
41

based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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42

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,162,760,085	$17,162,760,085	11,902,736,941	$11,902,740,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	360,018,125	360,018,125
Shares issued to shareholders in payment of distributions declared	6,030,428	6,030,428	24,092,325	24,092,325
Shares redeemed	(16,646,914,296)	(16,646,914,296)	(12,529,038,717)	(12,529,038,717)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	521,876,217	$521,876,217	(242,191,326)	$(242,187,479)
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,376,995,802	$2,376,995,802	2,946,076,686	$2,946,064,202
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	165,544,173	165,544,173
Shares issued to shareholders in payment of distributions declared	664,672	664,672	10,775,825	10,775,825
Shares redeemed	(2,947,794,073)	(2,947,794,073)	(2,743,634,198)	(2,743,634,198)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(570,133,599)	$(570,133,599)	378,762,486	$378,750,002
Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,882,630,118	$1,882,630,118	2,812,364,655	$2,812,364,515
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	37,432,965	37,432,965
Shares issued to shareholders in payment of distributions declared	2,330,435	2,330,435	13,180,692	13,180,692
Shares redeemed	(2,267,383,314)	(2,267,383,314)	(2,482,423,021)	(2,482,423,021)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(382,422,761)	$(382,422,761)	380,555,291	$380,555,151
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(430,680,143)	$(430,680,143)	517,126,451	$517,117,674
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43

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to regulatory settlement proceeds.

For the year ended July 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(5,650)	$5,650

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$13,307,182	$62,968,346
Ordinary income[1]	$ —	$185,197
Long-term capital gains	$ —	$296,314
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(170,297)
Capital loss carryforwards	$(38,143)

At July 31, 2010, the Fund had a capital loss carryforward of $38,143 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $13,555 to offset taxable capital gains realized during the year ended July 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $4,970,275 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $114,191 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $116,778 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $378,605 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,681,385,000 and
$6,798,030,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements. During the year ended July 31, 2010, this regulatory settlement did not have an impact on the total return of any class of the Fund.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been Annual Shareholder Report
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defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. federal tax information (unaudited)

For the year ended July 31, 2010, 100.00% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Municipal Obligations Fund (the “Fund”)

(formerly, Municipal Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
59

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
60

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N658
Cusip 60934N641

Q450516 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.015	0.029	0.035	0.030
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.015	0.029	0.035	0.030
Less Distributions:
Distributions from net investment income	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.27%	1.52%	2.92%	3.57%	3.01%
Ratios to Average Net Assets:
Net expenses	0.22%	0.22%[4]	0.18%[4]	0.18%	0.18%
Net investment income	0.26%	1.41%	2.94%	3.48%	2.99%
Expense waiver/reimbursement[5]	0.08%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,472,460	$2,950,672	$3,192,965	$4,067,288	$3,490,983
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.09
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.70	$1.10
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.8%
Municipal Notes	14.9%
Commercial Paper	3.0%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.7%
31-90 Days	6.6%
91-180 Days	2.3%
181 Days or more	4.7%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Alabama – 6.3%
$2,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	7,840,000
4,123,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	4,123,000
4,000,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.340%, 8/5/2010	4,000,000
43,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.500%, 8/4/2010	43,000,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/5/2010	10,000,000
50,000,000		Columbia, AL IDB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.310%, 8/2/2010	50,000,000
15,000,000		Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.410%, 8/4/2010	15,000,000
2,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	2,500,000
42,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	42,000,000
10,910,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.330%, 8/5/2010	10,910,000
4,000,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.350%, 8/4/2010	4,000,000
2,035,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.390%, 8/4/2010	2,035,000
6,835,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.750%, 8/5/2010	6,835,000
92,745,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	92,745,000
6,700,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.350%, 8/4/2010	6,700,000
Annual Shareholder Report
4

Principal Amount		Value
$2,485,000	Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,485,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.690%, 8/5/2010	27,000,000
	TOTAL	337,998,000
	Alaska – 0.3%
7,500,000	Alaska International Airports System, (Series 2009A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 8/4/2010	7,500,000
10,000,000	Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/5/2010	10,000,000
	TOTAL	17,500,000
	Arizona – 0.5%
15,675,000	Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.280%, 8/2/2010	15,675,000
1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.350%, 8/5/2010	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	4,000,000
4,000,000	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	4,000,000
	TOTAL	24,835,000
	Arkansas – 0.5%
5,630,000	Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	5,630,000
10,900,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	10,900,000
2,000,000	Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	2,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	7,100,000
	TOTAL	25,630,000
	California – 6.5%
2,700,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	2,700,000
Annual Shareholder Report
5

Principal Amount		Value
$2,750,000	California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.270%, 8/5/2010	2,750,000
410,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.340%, 8/4/2010	410,000
2,980,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	2,980,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.300%, 8/5/2010	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.350%, 8/5/2010	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	2,940,000
955,000	California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	955,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.350%, 8/5/2010	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,000,000
2,330,000	California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 8/4/2010	2,330,000
3,920,000	California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.340%, 8/4/2010	3,920,000
2,995,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.340%, 8/4/2010	2,995,000
3,635,000	California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.300%, 8/4/2010	3,635,000
15,800,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/5/2010	15,800,000
Annual Shareholder Report
6

Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/19/2010	15,000,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.440%, 8/5/2010	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/4/2010	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.330%, 8/5/2010	10,410,000
1,500,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,500,000
1,815,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.300%, 8/5/2010	1,815,000
6,500,000		Dublin, CA USD, 2.50% TRANs, 10/6/2010	6,522,193
7,675,000	[3,4]	East Side Union High School District, CA, (DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	7,675,000
10,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.45% CP, Mandatory Tender 8/13/2010	10,000,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.360%, 8/2/2010	5,200,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,542,177
30,000,000		Los Angeles, CA Wastewater System, (Series A), 0.30% CP, Mandatory Tender 8/19/2010	30,000,000
30,000,000		Los Angeles, CA Wastewater System, (Series B), 0.30% CP, Mandatory Tender 8/19/2010	30,000,000
50,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	50,000,000
4,100,000		Milpitas, CA USD, 2.50% TRANs, 10/6/2010	4,113,998
3,755,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 8/5/2010	3,755,000
8,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
14,975,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	14,975,000
Annual Shareholder Report
7

Principal Amount			Value
$22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.40% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 8/5/2010	22,580,000
		TOTAL	351,958,368
		Colorado – 1.8%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	1,020,000
1,990,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.900%, 8/4/2010	1,990,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2007) Weekly VRDNs (Valor Christian Schools)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
1,920,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 8/5/2010	1,920,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	315,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	1,500,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.320%, 8/4/2010	15,000,000
37,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	37,000,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	28,500,000
		TOTAL	97,245,000
		Connecticut – 1.0%
2,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	2,500,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,059,723
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,772,119
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,015,920
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,352,634
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,001,243
		TOTAL	52,701,639
Annual Shareholder Report
8

Principal Amount			Value
		Delaware – 0.2%
$7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.470%, 8/5/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.560%, 8/4/2010	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.280%, 8/5/2010	7,500,000
11,290,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	11,290,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	23,965,000
14,250,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	14,250,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.320%, 8/5/2010	3,770,000
		TOTAL	66,075,000
		Florida – 4.7%
4,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	4,200,000
5,815,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	5,815,000
24,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.400%, 8/4/2010	24,500,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	16,160,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.450%, 8/5/2010	2,596,000
4,705,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	4,705,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/5/2010	13,500,000
Annual Shareholder Report
9

Principal Amount			Value
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 8/5/2010	25,000,000
85,005,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.400%, 8/5/2010	85,005,000
7,100,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.350%, 8/2/2010	7,100,000
9,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.280%, 8/2/2010	9,000,000
56,150,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.300%, 8/2/2010	56,150,000
		TOTAL	253,731,000
		Georgia – 4.3%
23,490,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.940%, 8/2/2010	23,490,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.350%, 8/5/2010	230,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/5/2010	5,400,000
920,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.750%, 8/5/2010	920,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	10,950,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,300,000
13,680,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.850%, 8/5/2010	13,680,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 8/5/2010	5,000,000
7,475,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.400%, 8/5/2010	7,475,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.390%, 8/5/2010	11,000,000
Annual Shareholder Report
10

Principal Amount			Value
$530,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.610%, 8/4/2010	530,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	19,350,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	10,000,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	2,600,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apartments)/(FHLB of Atlanta LOC), 0.320%, 8/4/2010	6,700,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 8/4/2010	25,000,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.300%, 8/5/2010	7,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 8/4/2010	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	19,000,000
		TOTAL	232,475,000
		Illinois – 3.4%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.510%, 8/5/2010	945,000
12,400,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/5/2010	12,400,000
1,300,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.510%, 8/5/2010	1,300,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 8/5/2010	9,100,000
Annual Shareholder Report
11

Principal Amount		Value
$3,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.290%, 8/4/2010	3,000,000
850,000	Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/4/2010	850,000
44,100,000	Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 8/2/2010	44,100,000
1,380,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 8/5/2010	1,380,000
430,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	430,000
2,810,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/4/2010	2,810,000
1,000,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,000,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	4,490,000
2,960,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.510%, 8/5/2010	2,960,000
4,155,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	4,155,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.540%, 8/5/2010	3,695,000
2,640,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.000%, 8/4/2010	2,640,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.320%, 8/5/2010	6,700,000
1,260,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	1,260,000
7,345,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 8/5/2010	7,345,000
1,040,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,040,000
7,500,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.380%, 8/5/2010	7,500,000
5,500,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.460%, 8/5/2010	5,500,000
Annual Shareholder Report
12

Principal Amount		Value
$26,118,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 8/5/2010	26,118,000
15,000,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 8/4/2010	15,000,000
8,500,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.380%, 8/4/2010	8,500,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/4/2010	1,200,000
1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.290%, 8/5/2010	1,080,000
3,855,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	3,855,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/4/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	1,400,000
1,284,000	West Chicago, IL IDA, (Series 1997) Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2010	1,284,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	500,000
	TOTAL	185,337,000
	Indiana – 2.6%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,573,743
4,345,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	4,345,000
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.520%, 8/5/2010	4,100,000
660,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	660,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	2,600,000
Annual Shareholder Report
13

Principal Amount		Value
$6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.460%, 8/5/2010	6,095,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	10,000,000
9,800,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-2) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.430%, 8/2/2010	9,800,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 8/4/2010	9,750,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	5,000,000
1,100,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.510%, 8/4/2010	1,100,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	6,500,000
14,000,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	14,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 8/5/2010	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.640%, 8/5/2010	10,000,000
1,500,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/5/2010	1,500,000
1,400,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,400,000
	TOTAL	137,843,743
Annual Shareholder Report
14

Principal Amount			Value
		Iowa – 0.2%
$5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	500,000
		TOTAL	11,800,000
		Kansas – 0.6%
5,571,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	5,571,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.320%, 8/5/2010	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	9,550,000
4,655,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.320%, 8/5/2010	4,655,000
		TOTAL	32,491,000
		Kentucky – 0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/5/2010	5,500,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 8/5/2010	3,000,000
6,075,000		Kentucky EDFA, (Series 2003) Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	6,075,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 8/5/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.530%, 8/5/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 8/5/2010	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	10,000,000
		TOTAL	41,700,000
		Louisiana – 0.9%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.360%, 8/4/2010	15,000,000
Annual Shareholder Report
15

Principal Amount			Value
$3,053,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	3,053,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.350%, 8/5/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	4,000,000
7,415,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Spicy Girls of Avery Island, LLC)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	7,415,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	7,500,000
		TOTAL	46,598,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/4/2010	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.340%, 8/5/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.9%
2,270,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.340%, 8/5/2010	2,270,000
1,400,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.450%, 8/5/2010	1,400,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	475,000
6,305,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.380%, 8/4/2010	6,305,000
2,580,000		Maryland Community Development Administration — MFH, (Series 1990C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.380%, 8/4/2010	2,580,000
4,900,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.300%, 8/5/2010	4,900,000
Annual Shareholder Report
16

Principal Amount			Value
$4,805,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.300%, 8/5/2010	4,805,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 8/5/2010	33,000,000
2,500,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/5/2010	2,500,000
20,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.350%, 8/5/2010	20,000,000
300,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/5/2010	300,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.480%, 8/5/2010	13,185,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 8/4/2010	5,000,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.500%, 8/4/2010	715,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.340%, 8/6/2010	3,500,000
500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	500,000
		TOTAL	101,435,000
		Massachusetts – 2.3%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,730,966
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,049,532
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,021,677
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,574,001
5,085,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (May Institute, Inc.)/(Banco Santander, S.A. LOC), 0.530%, 8/5/2010	5,085,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.480%, 8/4/2010	4,500,000
15,000,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.470%, 8/4/2010	15,000,000
Annual Shareholder Report
17

Principal Amount			Value
$8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,829,245
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,007,644
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,262,976
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,016,715
3,750,000		Westfield, MA, 1.20% BANs, 1/14/2011	3,755,056
		TOTAL	122,832,812
		Michigan – 5.1%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.320%, 8/5/2010	5,500,000
16,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,013,135
7,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,005,961
54,590,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.330%, 8/5/2010	54,590,000
14,420,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 8/5/2010	14,420,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.450%, 8/5/2010	5,240,000
3,945,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	3,945,000
90,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	90,216,551
2,100,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.280%, 8/4/2010	2,100,000
4,195,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	4,195,000
44,775,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	44,775,000
16,600,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 8/5/2010	16,600,000
9,850,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/4/2010	9,850,000
		TOTAL	275,950,647
Annual Shareholder Report
18

Principal Amount			Value
		Minnesota – 1.6%
$725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	725,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.340%, 8/6/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	6,000,000
975,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	975,000
2,200,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.270%, 8/5/2010	2,200,000
3,995,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	3,995,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.330%, 8/5/2010	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 8/6/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.400%, 8/6/2010	3,415,000
		TOTAL	84,740,000
		Mississippi – 1.1%
11,060,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	11,060,000
1,200,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	1,200,000
Annual Shareholder Report
19

Principal Amount			Value
$2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	2,090,000
2,265,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.590%, 8/5/2010	2,265,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,770,000
7,100,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.350%, 8/5/2010	7,100,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	9,670,000
5,500,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	5,500,000
815,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LOC), 0.760%, 8/4/2010	815,000
		TOTAL	57,970,000
		Missouri – 0.4%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 8/5/2010	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Services)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2010	2,000,000
3,000,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	3,000,000
1,625,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	1,625,000
3,525,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.430%, 8/5/2010	3,525,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.520%, 8/5/2010	460,000
		TOTAL	20,610,000
		Montana – 0.1%
4,795,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.350%, 8/5/2010	4,795,000
		Multi-State – 9.2%
18,825,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	18,825,000
Annual Shareholder Report
20

Principal Amount			Value
$69,865,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	69,865,000
8,359,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	8,359,000
18,054,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	18,054,206
35,160,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.430%, 8/5/2010	35,160,000
76,810,000	[3,4]	FHLMC, (Eagle Tax Exempt Trust) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.350%, 8/5/2010	76,810,000
10,730,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 8/5/2010	10,730,000
21,244,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 8/5/2010	21,244,000
27,215,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 8/5/2010	27,215,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.410%, 8/5/2010	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.430%, 8/5/2010	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 8/5/2010	25,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.430%, 8/5/2010	5,000,000
		TOTAL	497,862,206
		Nebraska – 0.4%
2,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	2,150,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	10,720,000
Annual Shareholder Report
21

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	5,700,000
		TOTAL	20,570,000
		Nevada – 4.2%
59,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 8/4/2010	59,000,000
23,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	23,000,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.370%, 8/4/2010	20,000,000
44,250,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008C-1) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	44,250,000
25,900,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/4/2010	25,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 8/5/2010	10,000,000
16,100,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.380%, 8/5/2010	16,100,000
8,710,243	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP) Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.300%, 8/5/2010	8,710,243
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.45% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	19,295,000
		TOTAL	226,255,243
		New Hampshire – 0.5%
27,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.00% CP (New England Power Co.), Mandatory Tender 9/9/2010	27,000,000
2,045,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	2,045,000
755,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	755,000
		TOTAL	29,800,000
		New Jersey – 1.8%
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,240,823
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,460,958
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,334,895
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,950,733
Annual Shareholder Report
22

Principal Amount			Value
$4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,600,381
3,250,000		New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/(Citibank NA, New York LOC), 0.260%, 8/4/2010	3,250,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,407,758
8,396,000		Point Pleasant Beach, NJ, 1.50% BANs, 8/13/2010	8,397,645
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,647,712
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,359,852
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/22/2010	2,856,632
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,094,327
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,045,283
		TOTAL	97,646,999
		New Mexico – 0.7%
590,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	590,000
3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.540%, 8/4/2010	1,900,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	7,500,000
3,445,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 8/4/2010	3,445,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.320%, 8/4/2010	10,000,000
1,615,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (2001 A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	1,615,000
		TOTAL	39,390,000
		New York – 1.8%
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,716,266
9,800,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	9,810,600
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,654,221
Annual Shareholder Report
23

Principal Amount			Value
$8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,036,198
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2010	5,590,000
7,595,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.730%, 8/5/2010	7,595,000
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.620%, 8/5/2010	4,735,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.380%, 8/5/2010	19,500,000
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,442,670
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/4/2010	4,255,000
		TOTAL	99,334,955
		North Carolina – 0.8%
7,200,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 8/5/2010	7,200,000
7,200,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.480%, 8/4/2010	7,200,000
13,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.420%, 8/4/2010	13,500,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	5,000,000
7,825,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	7,825,000
		TOTAL	40,725,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	515,000
9,670,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.290%, 8/4/2010	9,670,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.590%, 8/5/2010	12,240,000
		TOTAL	22,425,000
		Ohio – 3.9%
100,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	100,000
Annual Shareholder Report
24

Principal Amount			Value
$32,150,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 8/2/2010	32,150,000
58,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 8/2/2010	58,800,000
26,325,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 8/5/2010	26,325,000
39,635,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	39,635,000
44,550,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	44,550,000
10,830,000		Montgomery County, OH, (Series 2008B), 0.31% CP (Miami Valley Hospital), Mandatory Tender 8/10/2010	10,830,000
		TOTAL	212,390,000
		Oklahoma – 0.5%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.320%, 8/4/2010	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	6,000,000
11,113,536	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 8/5/2010	11,113,536
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.300%, 8/4/2010	2,500,000
1,640,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	1,640,000
		TOTAL	26,453,536
		Oregon – 1.2%
10,000,000		Clackamas County, OR Hospital Facilities Authority, (Series 2005) Weekly VRDNs (Mary's Woods at Marylhurst, Inc.)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.450%, 8/5/2010	500,000
35,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 8/5/2010	35,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	10,000,000
Annual Shareholder Report
25

Principal Amount		Value
$2,000,000	Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.300%, 8/5/2010	2,000,000
	TOTAL	67,500,000
	Pennsylvania – 1.5%
25,300,000	Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	25,300,000
13,400,000	Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	13,400,000
23,100,000	Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 8/4/2010	23,100,000
19,000,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,223,792
	TOTAL	81,023,792
	Puerto Rico – 0.1%
5,600,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 8/4/2010	5,600,000
	Rhode Island – 0.3%
2,850,000	Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 8/5/2010	2,850,000
7,000,000	Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.270%, 8/4/2010	7,000,000
7,960,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.310%, 8/2/2010	7,960,000
	TOTAL	17,810,000
	South Carolina – 3.1%
24,000,000	Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	24,000,000
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.320%, 8/4/2010	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 8/4/2010	25,000,000
5,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.520%, 8/4/2010	5,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 8/5/2010	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.520%, 8/5/2010	6,225,000
8,280,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.500%, 8/4/2010	8,280,000
Annual Shareholder Report
26

Principal Amount			Value
$69,725,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/4/2010	69,725,000
12,520,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	12,520,000
		TOTAL	169,350,000
		South Dakota – 0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.430%, 8/5/2010	4,000,000
		Tennessee – 0.5%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.380%, 8/4/2010	5,000,000
700,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.550%, 8/5/2010	700,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.300%, 8/5/2010	10,000,000
660,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 8/5/2010	660,000
4,520,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 8/5/2010	4,520,000
6,925,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.250%, 8/5/2010	6,925,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.760%, 8/4/2010	845,000
		TOTAL	28,650,000
		Texas – 8.2%
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.380%, 8/4/2010	9,950,000
35,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.300%, 8/2/2010	35,000,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.350%, 8/5/2010	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/4/2010	4,045,000
Annual Shareholder Report
27

Principal Amount			Value
$4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 8/5/2010	2,950,000
30,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.550%, 8/5/2010	30,000,000
1,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.150%, 8/2/2010	1,700,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2010	6,900,000
87,800,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 8/4/2010	87,800,000
11,535,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.950%, 8/2/2010	11,535,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.320%, 8/5/2010	13,000,000
9,865,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 8/5/2010	9,865,000
485,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.760%, 8/4/2010	485,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	131,217,733
7,215,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.330%, 8/4/2010	7,215,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.310%, 8/5/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 8/4/2010	10,000,000
		TOTAL	441,737,733
		Utah – 0.1%
1,455,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.400%, 8/5/2010	1,455,000
Annual Shareholder Report
28

Principal Amount			Value
$1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.550%, 8/5/2010	4,000,000
		TOTAL	6,555,000
		Vermont – 2.2%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.450%, 8/4/2010	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.450%, 8/4/2010	14,500,000
91,750,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.300%, 8/5/2010	91,750,000
		TOTAL	120,050,000
		Virginia – 1.5%
7,900,000		Albemarle County, VA EDA, (Series 2008C) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	7,900,000
20,600,000		Albemarle County, VA EDA, (Series 2008D) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	20,600,000
3,500,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.270%, 8/5/2010	3,500,000
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.850%, 8/5/2010	1,000,000
20,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.40% CP (Virginia Electric & Power Co.), Mandatory Tender 8/23/2010	20,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	5,000,000
5,175,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 8/5/2010	5,175,000
6,275,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.500%, 8/4/2010	6,275,000
5,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/5/2010	5,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/5/2010	3,000,000
		TOTAL	80,550,000
Annual Shareholder Report
29

Principal Amount			Value
		Washington – 3.1%
$2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/5/2010	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.680%, 8/5/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	2,175,000
535,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.420%, 8/5/2010	535,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 8/5/2010	3,025,000
7,465,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 8/5/2010	7,465,000
89,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.340%, 8/2/2010	89,400,000
3,300,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.500%, 8/5/2010	3,300,000
680,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.500%, 8/5/2010	680,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.600%, 8/5/2010	3,085,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.540%, 8/5/2010	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/4/2010	4,720,000
5,510,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.330%, 8/4/2010	5,510,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 8/5/2010	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/5/2010	4,500,000
2,950,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.400%, 8/5/2010	2,950,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.320%, 8/5/2010	5,350,000
Annual Shareholder Report
30

Principal Amount		Value
$3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.330%, 8/5/2010	3,560,000
	TOTAL	167,595,000
	West Virginia – 0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.330%, 8/5/2010	3,760,000
	Wisconsin – 4.4%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.530%, 8/5/2010	9,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.450%, 8/4/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.470%, 8/5/2010	1,325,000
5,040,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.460%, 8/5/2010	5,040,000
1,395,000	Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 8/5/2010	1,395,000
1,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.650%, 8/5/2010	1,000,000
1,700,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 8/5/2010	1,700,000
1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2010	1,700,000
25,870,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 8/4/2010	25,870,000
86,660,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.500%, 8/5/2010	86,660,000
16,430,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 8/4/2010	16,430,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	16,000,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	68,372,267
	TOTAL	235,792,267
Annual Shareholder Report
31

Principal Amount		Value
	Wyoming – 0.5%
$28,060,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.310%, 8/5/2010	28,060,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	5,385,238,940
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	14,360,835
	TOTAL NET ASSETS — 100%	$5,399,599,775

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.7% of the portfolio as calculated based upon total market value (percentage is unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $805,220,985, which represented 14.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $805,220,985, which represented 14.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Annual Shareholder Report
32

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report
33

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
CCD	— Community College District
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
34

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$5,385,238,940
Cash		47,957
Income receivable		10,208,903
Receivable for shares sold		7,351,074
TOTAL ASSETS		5,402,846,874
Liabilities:
Payable for shares redeemed	$2,606,981
Income distribution payable	267,120
Payable for Directors'/Trustees' fees	5,087
Payable for shareholder services fee (Note 5)	246,037
Accrued expenses	121,874
TOTAL LIABILITIES		3,247,099
Net assets for 5,399,828,526 shares outstanding		$5,399,599,775
Net Assets Consist of:
Paid-in capital		$5,399,808,215
Accumulated net realized loss on investments		(38,143)
Distributions in excess of net investment income		(170,297)
TOTAL NET ASSETS		$5,399,599,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,472,460,138 ÷ 3,471,560,271 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$772,448,091 ÷ 773,001,780 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,154,691,546 ÷ 1,155,266,475 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
35

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$31,031,350
Expenses:
Investment adviser fee (Note 5)		$12,935,879
Administrative personnel and services fee (Note 5)		5,036,293
Custodian fees		220,463
Transfer and dividend disbursing agent fees and expenses		39,616
Directors'/Trustees' fees		51,871
Auditing fees		19,500
Legal fees		15,374
Portfolio accounting fees		186,633
Shareholder services fee — Institutional Service Shares (Note 5)		2,628,772
Shareholder services fee — Institutional Capital Shares (Note 5)		1,446,774
Account administration fee — Institutional Service Shares		330,383
Account administration fee — Institutional Capital Shares		4,928
Share registration costs		246,035
Printing and postage		39,543
Insurance premiums		17,216
Miscellaneous		255,537
TOTAL EXPENSES		23,474,817
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(4,970,275)
Waiver of administrative personnel and services fee	(114,191)
Waiver of shareholder services fee — Institutional Service Shares	(378,605)
Reimbursement of shareholder services fee — Institutional Service Shares	(109,182)
Reimbursement of shareholder services fee — Institutional Capital Shares	(7,596)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,579,849)
Net expenses			17,894,968
Net investment income			13,136,382
Net realized gain on investments			7,905
Change in net assets resulting from operations			$13,144,287

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
36

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,136,382	$62,963,616
Net realized gain (loss) on investments	7,905	(45,470)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,144,287	62,918,146
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,000,189)	(34,404,821)
Institutional Service Shares	(790,961)	(13,057,682)
Institutional Capital Shares	(2,516,032)	(15,505,843)
Distributions from net realized gain on investments
Institutional Shares	—	(220,358)
Institutional Service Shares	—	(126,731)
Institutional Capital Shares	—	(134,422)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,307,182)	(63,449,857)
Share Transactions:
Proceeds from sale of shares	21,422,386,005	17,661,169,505
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	562,995,263
Net asset value of shares issued to shareholders in payment of distributions declared	9,025,535	48,048,842
Cost of shares redeemed	(21,862,091,683)	(17,755,095,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(430,680,143)	517,117,674
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 8)	5,650	—
Change in net assets	(430,837,388)	516,585,963
Net Assets:
Beginning of period	5,830,437,163	5,313,851,200
End of period (including undistributed (distributions in excess of) net investment income of $(170,297) and $503, respectively)	$5,399,599,775	$5,830,437,163

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (formerly, Municipal Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Federated Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class Annual Shareholder Report
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based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,162,760,085	$17,162,760,085	11,902,736,941	$11,902,740,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	360,018,125	360,018,125
Shares issued to shareholders in payment of distributions declared	6,030,428	6,030,428	24,092,325	24,092,325
Shares redeemed	(16,646,914,296)	(16,646,914,296)	(12,529,038,717)	(12,529,038,717)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	521,876,217	$521,876,217	(242,191,326)	$(242,187,479)
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,376,995,802	$2,376,995,802	2,946,076,686	$2,946,064,202
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	165,544,173	165,544,173
Shares issued to shareholders in payment of distributions declared	664,672	664,672	10,775,825	10,775,825
Shares redeemed	(2,947,794,073)	(2,947,794,073)	(2,743,634,198)	(2,743,634,198)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(570,133,599)	$(570,133,599)	378,762,486	$378,750,002
Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,882,630,118	$1,882,630,118	2,812,364,655	$2,812,364,515
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	37,432,965	37,432,965
Shares issued to shareholders in payment of distributions declared	2,330,435	2,330,435	13,180,692	13,180,692
Shares redeemed	(2,267,383,314)	(2,267,383,314)	(2,482,423,021)	(2,482,423,021)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(382,422,761)	$(382,422,761)	380,555,291	$380,555,151
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(430,680,143)	$(430,680,143)	517,126,451	$517,117,674
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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to regulatory settlement proceeds.

For the year ended July 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(5,650)	$5,650

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$13,307,182	$62,968,346
Ordinary income[1]	$ —	$185,197
Long-term capital gains	$ —	$296,314
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(170,297)
Capital loss carryforwards	$(38,143)

At July 31, 2010, the Fund had a capital loss carryforward of $38,143 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

The Fund used capital loss carryforwards of $13,555 to offset taxable capital gains realized during the year ended July 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $4,970,275 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $114,191 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $116,778 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $378,605 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.21%, 0.46% and 0.31%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,681,385,000 and
$6,798,030,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements. During the year ended July 31, 2010, this regulatory settlement did not have an impact on the total return of any class of the Fund.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been Annual Shareholder Report
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defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. federal tax information (unaudited)

For the year ended July 31, 2010, 100.00% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Municipal Obligations Fund (the “Fund”)

(formerly, Municipal Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
53

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.016	0.040	0.052	0.043
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.016	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.002)	(0.016)	(0.040)	(0.052)	(0.043)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.016)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.19%	1.58%	4.09%	5.33%	4.36%
Ratios to Average Net Assets:
Net expenses	0.21%	0.22%	0.18%	0.18%	0.18%
Net investment income	0.20%	1.37%	3.85%	5.20%	4.21%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,271,503	$14,086,196	$10,476,830	$5,428,996	$4,363,938
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.013	0.038	0.050	0.040
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.013	0.038	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	1.33%	3.83%	5.07%	4.10%
Ratios to Average Net Assets:
Net expenses	0.39%	0.47%	0.43%	0.43%	0.43%
Net investment income	0.02%	1.22%	3.70%	4.95%	3.98%
Expense waiver/reimbursement[4]	0.15%	0.10%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,176,540	$2,172,963	$2,120,381	$1,913,630	$1,932,607
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.039	0.051	0.042
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.10%	1.48%	3.99%	5.23%	4.28%
Ratios to Average Net Assets:
Net expenses	0.31%	0.32%	0.28%	0.28%	0.26%
Net investment income	0.10%	1.40%	3.83%	5.10%	4.21%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.11%	0.11%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,142,742	$1,523,322	$1,495,405	$982,594	$987,698
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$1.04
Institutional Service Shares	$1,000	$1,000.10	$1.79[2]
Institutional Capital Shares	$1,000	$1,000.40	$1.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.75	$1.05
Institutional Service Shares	$1,000	$1,023.01	$1.81[2]
Institutional Capital Shares	$1,000	$1,023.26	$1.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.36%
Institutional Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	43.3%
Bank Instruments	30.0%
Variable Rate Instruments	16.4%
Repurchase Agreements	13.8%
Other Assets and Liabilities — Net[2]	(3.5)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.9%[4]
8-30 Days	23.7%
31-90 Days	34.8%
91-180 Days	8.3%
181 Days or more	0.8%
Other Assets and Liabilities — Net[2]	(3.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 24.7% of the Fund's portfolio.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 1.6%
		Finance - Automotive – 0.3%
$8,837,613		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	8,837,613
11,038,852	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	11,038,852
12,790,172	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	12,790,172
26,300,472		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	26,300,472
		TOTAL	58,967,109
		Finance - Retail – 1.3%
256,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.541%, 5/17/2011	256,000,000
		TOTAL ASSET-BACKED SECURITIES	314,967,109
		Certificates of Deposit – 30.0%
		Finance - Banking – 30.0%
289,500,000	[3]	Abbey National Treasury Services PLC, 0.371% - 0.387%, 8/23/2010 - 8/31/2010	289,500,000
400,000,000		BNP Paribas SA, 0.450% - 0.650%, 8/11/2010 - 9/13/2010	400,000,000
372,500,000	[3]	Bank of Montreal, 0.347% - 0.477%, 8/4/2010 - 8/27/2010	372,500,000
970,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.600%, 8/10/2010 - 10/28/2010	970,000,000
215,000,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	215,000,000
50,000,000	[3]	Barclays Bank PLC, 0.678%, 8/5/2010	50,000,000
400,000,000		Caisse des Depots et Consignations (CDC), 0.300%, 9/2/2010	400,006,665
112,250,000	[3]	Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	112,250,000
660,000,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.680%, 8/2/2010 - 11/15/2010	660,000,000
150,000,000	[3]	Credit Agricole Corporate and Investment Bank, 0.576%, 10/14/2010	150,000,000
265,000,000	[3]	Deutsche Bank AG, 0.548%, 8/12/2010	265,000,000
650,000,000		Mizuho Corporate Bank Ltd., 0.440% - 0.500%, 9/22/2010 - 10/7/2010	650,000,000
200,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	200,000,000
350,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.397%, 8/27/2010	350,007,831
165,000,000		Societe Generale, Paris, 0.550% - 0.600%, 8/3/2010 - 10/13/2010	165,000,000
300,000,000	[3]	Societe Generale, Paris, 0.573%, 11/3/2010	300,000,000
200,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	200,000,000
129,000,000	[3]	Toronto Dominion Bank, 0.345%, 8/9/2010	129,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,878,264,496
Annual Shareholder Report
7

Principal Amount			Value
		Collateralized Loan Agreements – 15.3%
		Finance - Banking – 15.3%
$350,000,000		Banc of America Securities LLC, 0.497% - 0.618%, 8/2/2010	350,000,000
335,000,000		Barclays Capital, Inc., 0.456% - 0.608%, 8/2/2010 - 9/14/2010	335,000,000
650,000,000		Citigroup Global Markets, Inc., 0.618% - 0.913%, 8/2/2010 - 8/30/2010	650,000,000
500,000,000		Credit Suisse First Boston LLC, 0.314%, 8/2/2010	500,000,000
313,000,000		Deutsche Bank Securities, Inc., 0.507% - 0.669%, 8/2/2010 - 9/13/2010	313,000,000
184,000,000		J.P. Morgan Securities, Inc., 0.710%, 9/22/2010	184,000,000
200,000,000		RBC Capital Markets Corp., 0.527% - 0.740%, 8/25/2010 - 9/1/2010	200,000,000
400,000,000		RBS Securities, Inc., 0.669%, 8/2/2010	400,000,000
75,000,000		Wells Fargo Securities, LLC, 0.355%, 8/2/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,007,000,000
		Commercial Paper – 24.5%;4
		Aerospace/Auto – 3.2%
625,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.441% - 0.753%, 9/29/2010 - 12/2/2010	624,336,063
		Finance - Automotive – 0.4%
72,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.733% - 0.803%, 12/22/2010 - 1/5/2011	71,763,529
		Finance - Banking – 20.5%
425,000,000		BNP Paribas Finance, Inc., 0.581% - 0.702%, 10/12/2010 - 1/14/2011	424,300,222
457,500,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.400%, 8/3/2010	457,489,834
250,000,000		Citigroup Funding, Inc., 0.420% - 0.450%, 9/7/2010 - 9/10/2010	249,883,958
471,000,000	[1,2]	Clipper Receivables Company LLC, 0.351% - 0.733%, 8/23/2010 - 1/10/2011	470,513,062
150,000,000		Credit Agricole Corporate and Investment Bank, 0.451%, 8/10/2010	149,983,125
645,000,000	[1,2]	Grampian Funding LLC, 0.310% - 0.370%, 8/6/2010 - 8/20/2010	644,941,090
957,000,000		ING (U.S.) Funding LLC, 0.410% - 0.501%, 10/1/2010 - 10/25/2010	956,148,854
485,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.651% - 0.652%, 10/12/2010 - 1/19/2011	484,289,062
81,000,000	[1,2]	Surrey Funding Corporation, 0.360%, 8/3/2010	80,998,380
100,000,000	[1,2]	Variable Funding Capital Corp., 0.350%, 10/25/2010	99,917,361
		TOTAL	4,018,464,948
		Finance - Commercial – 0.4%
25,000,000		General Electric Capital Services, 0.361%, 9/20/2010	24,987,500
50,000,000	[1,2]	Starbird Funding Corp., 0.551%, 8/31/2010	49,977,083
		TOTAL	74,964,583
		TOTAL COMMERCIAL PAPER	4,789,529,123
Annual Shareholder Report
8

Principal Amount			Value
		Corporate Bond – 0.6%
		Finance - Commercial – 0.6%
$126,425,000		General Electric Capital Corp., 0.538% - 6.875%, 9/27/2010 - 2/1/2011	128,124,827
		Government Agency – 1.3%
		Government Agency – 1.3%
250,000,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	250,000,000
		Notes - Variable – 16.4%;3
		Finance - Banking – 15.4%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	2,000,000
5,160,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	5,160,000
6,585,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.600%, 8/5/2010	6,585,000
57,600,000		Apache County, AZ IDA, (Series 1983B), (Bank of New York Mellon LOC), 0.270%, 8/4/2010	57,600,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.240%, 8/4/2010	1,000,000
489,000,000		Australia & New Zealand Banking Group, Melbourne, 0.350% - 0.381%, 8/23/2010 - 8/31/2010	489,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.359%, 8/25/2010	150,000,000
150,000,000		Barclays Bank PLC, 0.549%, 8/25/2010	150,000,000
430,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.820%, 8/5/2010	430,000
43,040,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	43,040,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/6/2010	795,000
19,900,000		California State, Economic Recovery Bonds (Series 2004 C-11), (BNP Paribas SA LOC), 0.210%, 8/4/2010	19,900,000
3,990,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.300%, 8/2/2010	3,990,000
9,880,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	9,880,000
9,210,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.370% - 0.500%, 8/5/2010	9,210,000
6,752,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	6,752,000
861,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	861,000
990,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	990,000
1,092,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	1,092,000
Annual Shareholder Report
9

Principal Amount			Value
$7,400,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	7,400,000
12,095,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	12,095,000
80,425,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	80,425,000
690,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.600%, 8/4/2010	690,000
8,830,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	8,830,000
5,030,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.480%, 8/5/2010	5,030,000
8,765,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	8,765,000
21,920,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	21,920,000
3,275,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 0.600%, 8/5/2010	3,275,000
400,000,000		JPMorgan Chase Bank, N.A., 0.325% - 0.337%, 8/23/2010 - 8/30/2010	400,000,000
490,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	490,000
75,000,000		Lloyds TSB Bank PLC, London, 0.848%, 8/6/2010	75,000,000
20,000,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.200%, 8/5/2010	20,000,000
1,415,000		McCullough Snappy Service Oil Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	1,415,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.280%, 8/5/2010	10,330,000
129,765,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.270%, 8/5/2010	129,765,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2010	8,820,000
2,505,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/5/2010	2,505,000
29,630,000		New Jersey EDA, (2008 Series X), (Bank of America N.A. LOC), 0.270%, 8/4/2010	29,630,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	2,565,000
26,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	26,670,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	200,000,000
2,960,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.580%, 8/5/2010	2,960,000
30,350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.200%, 8/4/2010	30,350,000
Annual Shareholder Report
10

Principal Amount			Value
$10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.310%, 8/6/2010	10,580,000
625,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	625,000
1,555,000		Southeast Christian Church of Jefferson County, KY Inc., (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/5/2010	1,555,000
6,100,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 8/4/2010	6,100,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	12,050,000
14,790,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	14,790,000
72,000,000		Toronto Dominion Bank, 0.348%, 8/4/2010	72,000,000
30,000,000		Tuscaloosa County, AL IDA, (Series 2009 A), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/4/2010	30,000,000
2,010,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	2,010,000
520,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.560%, 8/5/2010	520,000
791,300,000		Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.665%, 8/4/2010 - 10/19/2010	791,298,689
2,400,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 8/5/2010	2,400,000
15,860,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	15,860,000
		TOTAL	3,028,223,689
		Finance - Commercial – 1.0%
185,568,000		General Electric Capital Corp., 0.594% - 0.831%, 8/2/2010 - 10/21/2010	185,519,810
7,415,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.400%, 8/5/2010	7,415,000
		TOTAL	192,934,810
		TOTAL NOTES — VARIABLE	3,221,158,499
		Repurchase Agreements – 13.8%
65,494,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and market value of those underlying securities was $8,189,364,232.	65,494,000
Annual Shareholder Report
11

Principal Amount		Value
$700,000,000	Interest in $1,796,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,796,032,927 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and market value of those underlying securities was $1,835,237,304.	700,000,000
790,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,018,333 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and market value of those underlying securities was $1,020,018,701.	790,000,000
850,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,055,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and market value of those underlying securities was $3,060,004,359.	850,000,000
290,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,027,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2050 and market value of those underlying securities was $1,545,002,050.	290,000,000
	TOTAL REPURCHASE AGREEMENTS	2,695,494,000
	TOTAL INVESTMENTS — 103.5% (AT AMORTIZED COST)[5]	20,284,538,054
	OTHER ASSETS AND LIABILITIES - NET — (3.5)%[6]	(693,752,924)
	TOTAL NET ASSETS — 100%	$19,590,785,130
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $2,451,410,834, which represented 12.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $2,451,410,834, which represented 12.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
SPEARs	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$2,695,494,000
Investments in securities	17,589,044,054
Total investments in securities, at amortized cost and value		$20,284,538,054
Income receivable		6,873,869
Receivable for shares sold		2,449,004
TOTAL ASSETS		20,293,860,927
Liabilities:
Payable for investments purchased	700,006,665
Payable for shares redeemed	1,023,068
Bank overdraft	9,701
Income distribution payable	1,487,942
Payable for Directors'/Trustees' fees	6,220
Payable for shareholder services fee (Note 5)	278,140
Accrued expenses	264,061
TOTAL LIABILITIES		703,075,797
Net assets for 19,590,728,405 shares outstanding		$19,590,785,130
Net Assets Consist of:
Paid-in capital		$19,590,708,648
Accumulated net realized gain on investments		3,451
Undistributed net investment income		73,031
TOTAL NET ASSETS		$19,590,785,130
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$17,271,502,905 ÷ 17,271,136,752 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,176,539,829 ÷ 1,176,996,243 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,142,742,396 ÷ 1,142,595,410 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$68,913,344
Expenses:
Investment adviser fee (Note 5)		$34,014,602
Administrative personnel and services fee (Note 5)		13,246,270
Custodian fees		619,092
Transfer and dividend disbursing agent fees and expenses		109,605
Directors'/Trustees' fees		140,629
Auditing fees		19,500
Legal fees		6,647
Portfolio accounting fees		171,880
Shareholder services fee — Institutional Service Shares (Note 5)		2,656,037
Shareholder services fee — Institutional Capital Shares (Note 5)		1,129,422
Account administration fee — Institutional Service Shares		810,314
Account administration fee — Institutional Capital Shares		268,889
Share registration costs		152,681
Printing and postage		44,734
Insurance premiums		38,274
Miscellaneous		693,633
TOTAL EXPENSES		54,122,209
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(13,499,567)
Waiver of administrative personnel and services fee	(303,714)
Waiver of shareholder services fee — Institutional Service Shares	(745,191)
Waiver of shareholder services fee — Institutional Capital Shares	(2,005)
Reimbursement of shareholder services fee — Institutional Service Shares	(220,621)
Reimbursement of shareholder services fee — Institutional Capital Shares	(30,029)
TOTAL WAIVERS AND REIMBURSEMENTS		(14,801,127)
Net expenses			39,321,082
Net investment income			29,592,262
Net realized gain on investments			8,972
Change in net assets resulting from operations			$29,601,234

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,592,262	$193,228,853
Net realized gain (loss) on investments	8,972	(974)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,601,234	193,227,879
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,890,783)	(148,529,244)
Institutional Service Shares	(289,936)	(25,761,742)
Institutional Capital Shares	(1,369,307)	(18,643,805)
Distributions from net realized gain on investments
Institutional Shares	(3,725)	—
Institutional Service Shares	(398)	—
Institutional Capital Shares	(424)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,554,573)	(192,934,791)
Share Transactions:
Proceeds from sale of shares	79,206,910,983	75,203,415,358
Net asset value of shares issued to shareholders in payment of distributions declared	17,104,632	106,264,551
Cost of shares redeemed	(77,415,757,306)	(71,620,109,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,808,258,309	3,689,570,505
Change in net assets	1,808,304,970	3,689,863,593
Net Assets:
Beginning of period	17,782,480,160	14,092,616,567
End of period (including undistributed net investment income of $73,031 and $30,795, respectively)	$19,590,785,130	$17,782,480,160

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (formerly, Prime Cash Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Annual Shareholder Report
17

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,921,346,317	$70,921,346,317	61,137,825,950	$61,137,825,950
Shares issued to shareholders in payment of distributions declared	16,059,673	16,059,673	78,866,646	78,866,646
Shares redeemed	(67,752,105,067)	(67,752,105,067)	(57,607,646,180)	(57,607,646,180)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,185,300,923	$3,185,300,923	3,609,046,416	$3,609,046,416
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,670,994,363	$4,670,994,363	9,158,743,390	$9,158,743,390
Shares issued to shareholders in payment of distributions declared	168,628	168,628	15,705,456	15,705,456
Shares redeemed	(5,667,599,266)	(5,667,599,266)	(9,121,827,905)	(9,121,827,905)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(996,436,275)	$(996,436,275)	52,620,941	$52,620,941
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Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,614,570,303	$3,614,570,303	4,906,846,018	$4,906,846,018
Shares issued to shareholders in payment of distributions declared	876,331	876,331	11,692,449	11,692,449
Shares redeemed	(3,996,052,973)	(3,996,052,973)	(4,890,635,319)	(4,890,635,319)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(380,606,339)	$(380,606,339)	27,903,148	$27,903,148
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,808,258,309	$1,808,258,309	3,689,570,505	$3,689,570,505

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$29,554,573	$192,934,791
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$76,482
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

The Fund used capital loss carryforwards of $974 to offset taxable capital gains realized during the year ended July 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $13,499,567 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $303,714 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $250,650 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $747,196 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $44,850,000 and $171,275,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 93.52% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES of money market obligations trust AND SHAREHOLDERS OF federated prime cash obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Cash Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Cash Obligations Fund (the “Fund”)

(formerly, Prime Cash Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
32

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
33

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
34

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N591
Cusip 60934N625
Cusip 60934N617

Q450519 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.017	0.040	0.052	0.043
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.017	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.002)	(0.017)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.24%	1.74%	4.05%	5.36%	4.38%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.17%	0.17%	0.16%
Net investment income	0.25%	1.76%	4.08%	5.22%	4.26%
Expense waiver/reimbursement[4]	0.10%	0.15%	0.15%	0.15%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,249,578	$1,117,636	$1,231,446	$1,681,581	$1,986,138
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.015	0.037	0.050	0.040
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.015	0.037	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.015)	(0.037)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	1.49%	3.79%	5.09%	4.13%
Ratios to Average Net Assets:
Net expenses	0.40%	0.45%	0.42%	0.42%	0.41%
Net investment income	0.04%	1.38%	3.70%	4.99%	4.07%
Expense waiver/reimbursement[4]	0.15%	0.15%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$832,807	$1,350,587	$1,218,247	$1,571,872	$1,027,151
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.039	0.051	0.042
Net realized gain on investments	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.15%	1.64%	3.95%	5.25%	4.28%
Ratios to Average Net Assets:
Net expenses	0.29%	0.30%	0.27%	0.27%	0.26%
Net investment income	0.16%	1.56%	3.97%	5.14%	4.18%
Expense waiver/reimbursement[4]	0.11%	0.15%	0.15%	0.15%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$614,863	$893,126	$832,279	$1,180,189	$734,060
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$0.99
Institutional Service Shares	$1,000	$1,000.10	$1.88[2]
Institutional Capital Shares	$1,000	$1,000.50	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,022.91	$1.91[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.38%
Institutional Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	43.3%
Bank Instruments	33.6%
Variable Rate Instruments	18.7%
Repurchase Agreement	7.6%
Other Assets and Liabilities — Net[2]	(3.2)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.7%[4]
8-30 Days	25.7%
31-90 Days	23.6%
91-180 Days	12.3%
181 Days or more	1.9%
Other Assets and Liabilities — Net[2]	(3.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.7% of the Fund's portfolio.
Annual Shareholder Report
6

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 3.4%
		Finance - Automotive – 1.3%
$2,415,575		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.673%, 10/20/2010	2,415,575
4,692,986		CarMax Auto Owner Trust 2010-1, Class A1, 0.274%, 2/15/2011	4,692,986
1,962,463	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	1,962,463
15,000,000	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.505%, 8/15/2011	15,000,000
10,000,000	[1,2]	SMART (Series 2010-1) US Trust, Class A1, 0.764%, 8/15/2010	10,000,000
		TOTAL	34,071,024
		Finance - Equipment – 1.0%
723,732	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	723,732
26,401,065	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	26,401,065
		TOTAL	27,124,797
		Finance - Retail – 1.1%
31,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.541%, 8/19/2010	31,000,000
		TOTAL ASSET-BACKED SECURITIES	92,195,821
		Certificates of Deposit – 33.6%
		Finance - Banking – 33.6%
100,000,000		BNP Paribas SA, 0.450% - 0.650%, 8/11/2010 - 9/13/2010	100,000,000
105,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.600%, 8/26/2010 - 10/28/2010	105,000,000
70,000,000	[3]	Barclays Bank PLC, 0.587% - 0.710%, 8/23/2010 - 1/21/2011	70,000,000
75,000,000		Caisse des Depots et Consignations (CDC), 0.320%, 9/2/2010	75,001,250
75,000,000	[3]	Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	75,000,000
135,000,000		Credit Agricole Corporate and Investment Bank, 0.340% - 0.680%, 8/12/2010 - 11/15/2010	135,000,000
6,000,000		KBC Bank NV, 0.480%, 8/20/2010	6,000,000
35,000,000		Landesbank Baden-Wurttemberg, 0.600%, 8/6/2010	35,000,000
50,000,000		Landesbank Hessen-Thuringen, 0.500%, 8/13/2010	50,000,083
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	100,000,000
25,000,000	[3]	Natixis, 0.391%, 8/16/2010	25,000,000
50,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.397%, 8/27/2010	50,001,119
30,000,000		Societe Generale, Paris, 0.550% - 0.580%, 10/8/2010 - 10/13/2010	30,000,000
50,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	906,002,452
Annual Shareholder Report
7

Principal Amount			Value
		Collateralized Loan Agreements – 12.8%
		Finance - Banking – 12.8%
$25,000,000		Banc of America Securities LLC, 0.490%, 8/2/2010	25,000,000
15,000,000		Barclays Capital, Inc., 0.450%, 8/25/2010	15,000,000
130,000,000		Citigroup Global Markets, Inc., 0.610% - 0.850%, 8/2/2010 - 8/30/2010	130,000,000
50,500,000		RBC Capital Markets Corp., 0.520%, 8/25/2010	50,500,000
50,000,000		RBS Securities, Inc., 0.660%, 8/2/2010	50,000,000
75,000,000		Wells Fargo Securities, LLC, 0.350%, 8/2/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	345,500,000
		Commercial Paper – 23.3%;4
		Aerospace/Auto – 0.8%
23,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.500%, 9/28/2010	22,981,472
		Finance - Banking – 18.0%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.400%, 8/3/2010	99,997,778
40,000,000	[1,2]	Clipper Receivables Company LLC, 0.350%, 8/23/2010	39,991,444
80,000,000	[1,2]	Grampian Funding LLC, 0.300% - 0.370%, 8/2/2010 - 8/6/2010	79,998,042
100,000,000		ING (U.S.) Funding LLC, 0.471%, 10/7/2010	99,912,528
40,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.500%, 8/5/2010	39,997,778
15,000,000		Landesbank Baden-Wurttemberg, 0.500%, 8/13/2010	14,997,500
110,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 0.652%, 10/12/2010 - 1/19/2011	109,794,437
		TOTAL	484,689,507
		Finance — Commercial – 4.5%
60,000,000	[3]	Fairway Finance Co. LLC, 0.438%, 8/6/2010	60,000,000
62,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 8/9/2010 — 8/16/2010	61,991,167
		TOTAL	121,991,167
		TOTAL COMMERCIAL PAPER	629,662,146
		Corporate Bonds – 1.0%
		Finance - Banking – 0.2%
5,000,000		Wells Fargo & Co., 3.980%, 10/29/2010	5,041,449
		Finance - Commercial – 0.8%
20,600,000		General Electric Capital Corp., 4.250% - 5.000%, 9/13/2010 - 12/1/2010	20,899,415
		TOTAL CORPORATE BONDS	25,940,864
		Government Agency – 2.8%
		Government Agency – 2.8%
75,000,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	75,000,000
Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable – 18.7%;3
		Finance - Banking – 16.6%
$25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.359%, 8/25/2010	25,000,000
35,000,000		Australia & New Zealand Banking Group, Melbourne, 0.381%, 8/23/2010	35,000,000
1,465,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 1.400%, 8/5/2010	1,465,000
30,000,000		Bank of Montreal, 0.348%, 8/4/2010	30,000,000
2,945,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.820%, 8/5/2010	2,945,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/6/2010	795,000
9,580,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.000%, 8/5/2010	9,580,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.520%, 8/5/2010	4,350,000
2,075,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.000%, 8/5/2010	2,075,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.550%, 8/5/2010	1,500,000
180,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	180,000
1,425,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 0.750%, 8/5/2010	1,425,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.340%, 8/5/2010	20,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.325%, 8/30/2010	50,000,000
8,990,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	8,990,000
4,850,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.000%, 8/5/2010	4,850,000
3,615,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	3,615,000
20,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.440%, 8/4/2010	20,000,000
3,635,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	3,635,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	50,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.530%, 8/5/2010	10,000,000
1,675,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	1,675,000
50,000,000		Toronto Dominion Bank, 0.348%, 8/4/2010	50,000,000
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Principal Amount			Value
$340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.500%, 8/5/2010	340,000
112,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.398%, 8/4/2010 - 8/16/2010	112,000,000
		TOTAL	449,420,000
		Government Agency – 0.8%
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.360%, 8/5/2010	21,155,000
		Insurance – 1.3%
35,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.330%, 8/2/2010	35,000,000
		TOTAL NOTES - VARIABLE	505,575,000
		Repurchase Agreement – 7.6%
203,601,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	203,601,000
		TOTAL INVESTMENTS — 103.2% (AT AMORTIZED COST)[5]	2,783,477,283
		OTHER ASSETS AND LIABILITIES - NET — (3.2)%[6]	(86,229,035)
		TOTAL NET ASSETS — 100%	$2,697,248,248
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $594,063,469, which represented 22.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $594,063,469, which represented 22.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$2,783,477,283
Income receivable		1,224,319
Receivable for shares sold		3,528,903
TOTAL ASSETS		2,788,230,505
Liabilities:
Payable for investments purchased	$90,001,250
Payable for shares redeemed	184,915
Bank overdraft	250,100
Income distribution payable	168,174
Payable for Directors'/Trustees' fees	1,693
Payable for shareholder services fee (Note 5)	213,225
Accrued expenses	162,900
TOTAL LIABILITIES		90,982,257
Net assets for 2,697,240,079 shares outstanding		$2,697,248,248
Net Assets Consist of:
Paid-in capital		$2,697,240,079
Accumulated net realized gain on investments		6,075
Undistributed net investment income		2,094
TOTAL NET ASSETS		$2,697,248,248
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,249,578,454 ÷ 1,249,351,933 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$832,806,797 ÷ 832,905,178 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$614,862,997 ÷ 614,982,968 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$12,466,332
Expenses:
Investment adviser fee (Note 5)		$5,539,885
Administrative personnel and services fee (Note 5)		2,156,658
Custodian fees		109,051
Transfer and dividend disbursing agent fees and expenses		27,369
Directors'/Trustees' fees		11,863
Auditing fees		19,499
Legal fees		5,012
Portfolio accounting fees		179,581
Shareholder services fee — Institutional Service Shares (Note 5)		2,225,473
Shareholder services fee — Institutional Capital Shares (Note 5)		757,720
Account administration fee — Institutional Service Shares		291,873
Account administration fee — Institutional Capital Shares		2,634
Share registration costs		210,455
Printing and postage		24,366
Insurance premiums		10,791
Miscellaneous		148,083
TOTAL EXPENSES		11,720,313
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,745,203)
Waiver of administrative personnel and services fee	(48,731)
Waiver of shareholder services fee — Institutional Service Shares	(450,547)
Reimbursement of shareholder services fee — Institutional Service Shares	(47,537)
Reimbursement of shareholder services fee — Institutional Capital Shares	(76,910)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,368,928)
Net expenses			8,351,385
Net investment income			4,114,947
Net realized gain on investments			6,075
Change in net assets resulting from operations			$4,121,022

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,114,947	$43,005,645
Net realized gain on investments	6,075	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,121,022	43,005,645
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,482,127)	(18,122,558)
Institutional Service Shares	(448,530)	(14,717,456)
Institutional Capital Shares	(1,171,099)	(10,160,310)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,101,756)	(43,000,324)
Share Transactions:
Proceeds from sale of shares	8,294,578,802	9,065,707,756
Net asset value of shares issued to shareholders in payment of distributions declared	2,983,437	37,707,358
Cost of shares redeemed	(8,961,682,122)	(9,024,044,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(664,119,883)	79,370,436
Change in net assets	(664,100,617)	79,375,757
Net Assets:
Beginning of period	3,361,348,865	3,281,973,108
End of period (including undistributed (distributions in excess of) net investment income of $2,094 and $(11,097), respectively)	$2,697,248,248	$3,361,348,865

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (formerly, Prime Management Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
16

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,726,130,357	$5,726,130,357	5,992,775,663	$5,992,775,663
Shares issued to shareholders in payment of distributions declared	1,492,877	1,492,877	15,814,569	15,814,569
Shares redeemed	(5,595,692,940)	(5,595,692,940)	(6,122,405,576)	(6,122,405,576)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	131,930,294	$131,930,294	(113,815,344)	$(113,815,344)
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,252,369,574	$1,252,369,574	1,846,522,183	$1,846,522,183
Shares issued to shareholders in payment of distributions declared	368,061	368,061	12,777,876	12,777,876
Shares redeemed	(1,770,517,049)	(1,770,517,049)	(1,726,957,667)	(1,726,957,667)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(517,779,414)	$(517,779,414)	132,342,392	$132,342,392
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Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,316,078,871	$1,316,078,871	1,226,409,910	$1,226,409,910
Shares issued to shareholders in payment of distributions declared	1,122,499	1,122,499	9,114,913	9,114,913
Shares redeemed	(1,595,472,133)	(1,595,472,133)	(1,174,681,435)	(1,174,681,435)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(278,270,763)	$(278,270,763)	60,843,388	$60,843,388
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(664,119,883)	$(664,119,883)	79,370,436	$79,370,436

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$4,101,756	$43,000,324

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$8,169
1	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $2,745,203 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $48,731 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $124,447 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $450,547 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $35,000,000 and $7,973,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 96.33% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prime Management Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Management Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since April 2003. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Management Obligations Fund (the “Fund”)

(formerly, Prime Management Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
29

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919841
Cusip 608919833
Cusip 60934N112

Q450522 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.040	0.052	0.042
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.040	0.052	0.042
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.040)	(0.052)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.17%	1.54%	4.03%	5.30%	4.33%
Ratios to Average Net Assets:
Net expenses	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.18%	1.28%	3.90%	5.18%	4.24%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,408,721	$39,580,019	$18,430,487	$16,469,931	$15,151,070
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.013	0.037	0.049	0.040
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.013	0.037	0.049	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.037)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.29%	3.77%	5.04%	4.07%
Ratios to Average Net Assets:
Net expenses	0.37%	0.48%	0.45%	0.45%	0.45%
Net investment income	0.01%	1.22%	3.72%	4.94%	4.02%
Expense waiver/reimbursement[4]	0.17%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,040,046	$7,734,783	$6,625,756	$6,207,517	$5,827,992
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.010	0.035	0.047	0.038
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.010	0.035	0.047	0.038
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.035)	(0.047)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.04%	3.51%	4.78%	3.82%
Ratios to Average Net Assets:
Net expenses	0.37%	0.72%	0.70%	0.70%	0.70%
Net investment income	0.01%	0.93%	3.35%	4.69%	3.94%
Expense waiver/reimbursement[4]	0.42%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$612,569	$801,290	$492,957	$306,383	$91,389
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$0.99
Institutional Service Shares	$1,000	$1,000.00	$1.74[2]
Trust Shares	$1,000	$1,000.00	$1.74[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,023.06	$1.76[2]
Trust Shares	$1,000	$1,023.06	$1.76[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.35%
Trust Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.9%
Variable Rate Demand Instruments	23.9%
Bank Instruments	15.9%
Repurchase Agreements	19.0%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.3%[4]
8-30 Days	24.4%
31-90 Days	29.6%
91-180 Days	7.5%
181 Days or more	0.9%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.9% of the Fund's portfolio.
Annual Shareholder Report
6

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.6%
$31,737,165		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	31,737,165
8,170,204		AmeriCredit Automobile Receivables Trust 2010-1, Class A1, 0.296%, 2/15/2011	8,170,204
28,950,801		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	28,950,800
16,885,612		AmeriCredit Automobile Receivables Trust 2010-A, Class A1, 0.313%, 3/7/2011	16,885,612
37,000,000		CarMax Auto Owner Trust 2010-2, Class A1, 0.627%, 7/15/2011	37,000,000
28,701,016	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	28,701,016
64,532,234	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	64,532,234
1,979,633		Harley-Davidson Motorcycle Trust 2009-4, Class A1, 0.286%, 12/15/2010	1,979,633
37,478,172		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	37,478,172
		TOTAL ASSET-BACKED SECURITIES	255,434,836
		Certificates of Deposit – 15.9%
		Finance - Banking – 15.9%
105,000,000		BNP Paribas SA, 0.450%, 8/11/2010	105,000,000
146,000,000		Bank of Montreal, 0.330%, 9/9/2010	145,999,995
247,000,000		Bank of Nova Scotia, Toronto, 0.450%, 8/6/2010	247,000,000
2,152,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.600%, 8/10/2010 - 10/28/2010	2,152,000,000
467,500,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	467,500,000
1,630,400,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.680%, 8/2/2010 - 11/15/2010	1,630,400,000
1,350,000,000		Mizuho Corporate Bank Ltd., 0.440% - 0.500%, 9/22/2010 - 10/8/2010	1,350,000,000
340,000,000		Societe Generale, Paris, 0.550% - 0.600%, 10/7/2010 - 10/13/2010	340,000,000
548,000,000		State Street Bank and Trust Co., 0.340% - 0.750%, 9/8/2010 - 12/6/2010	548,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,985,899,995
		Collateralized Loan Agreements – 16.4%
		Finance - Banking – 16.4%
74,500,000		BNP Paribas Securities Corp., 0.610%, 8/2/2010	74,500,000
1,245,500,000		Banc of America Securities LLC, 0.490% - 0.680%, 8/2/2010	1,245,500,000
890,000,000		Barclays Capital, Inc., 0.450% - 0.600%, 8/2/2010 - 9/14/2010	890,000,000
922,900,000		Citigroup Global Markets, Inc., 0.610% - 0.910%, 8/2/2010 - 8/30/2010	922,900,000
Annual Shareholder Report
7

Principal Amount			Value
$1,645,500,000		Deutsche Bank Securities, Inc., 0.500% - 0.660%, 8/2/2010 - 10/7/2010	1,645,500,000
550,000,000		J.P. Morgan Securities, Inc., 0.490% - 0.700%, 8/12/2010 - 9/22/2010	550,000,000
196,000,000		RBC Capital Markets Corp., 0.520%, 8/25/2010	196,000,000
1,248,000,000		RBS Securities, Inc., 0.660%, 8/2/2010	1,248,000,000
225,000,000		UBS Securities LLC, 0.450%, 8/13/2010	225,000,000
225,000,000		Wells Fargo Securities, LLC, 0.350%, 8/2/2010	225,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,222,400,000
		Commercial Paper – 22.6%;3
		Aerospace/Auto – 1.9%
830,300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.420% - 0.750%, 8/31/2010 - 12/2/2010	829,458,289
		Finance - Automotive – 1.4%
620,300,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.450% - 0.800%, 8/23/2010 - 1/12/2011	618,552,791
		Finance - Banking – 17.9%
998,000,000		BNP Paribas Finance, Inc., 0.580% - 0.700%, 9/16/2010 - 1/14/2011	995,773,101
230,000,000		Bank of America Corp., 0.420%, 10/12/2010	229,806,800
113,000,000		CBA (Delaware) Finance Inc., 0.320%, 8/5/2010	112,995,982
380,000,000		Citigroup Funding, Inc., 0.420% - 0.450%, 9/7/2010 - 9/10/2010	379,823,708
607,100,000	[1,2]	Clipper Receivables Company LLC, 0.440% - 0.730%, 8/23/2010 - 1/10/2011	606,205,468
350,000,000		Credit Agricole Corporate and Investment Bank, 0.450%, 8/10/2010	349,960,625
313,300,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.310%, 8/19/2010	313,251,439
1,695,000,000	[1,2]	Grampian Funding LLC, 0.300% - 0.370%, 8/2/2010 - 8/25/2010	1,694,837,744
2,246,000,000		ING (U.S.) Funding LLC, 0.450% - 0.500%, 8/17/2010 - 10/18/2010	2,244,421,749
20,000,000		Louis Dreyfus Corp., (BNP Paribas SA LOC), 0.500%, 8/17/2010 - 8/24/2010	19,994,583
130,000,000	[1,2]	Matchpoint Master Trust, 0.550% - 0.580%, 8/27/2010 - 9/9/2010	129,929,872
335,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.450% - 0.650%, 8/11/2010 - 1/19/2011	334,661,875
72,112,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.480%, 9/27/2010	72,057,195
404,794,000	[1,2]	Variable Funding Capital Corp., 0.340% - 0.350%, 9/7/2010 - 10/25/2010	404,554,872
		TOTAL	7,888,275,013
		Finance - Commercial – 1.3%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.500%, 10/1/2010	99,915,278
76,225,000	[1,2]	Edison Asset Securitization LLC, 0.300%, 9/17/2010	76,195,145
50,000,000		General Electric Capital Services, 0.360%, 9/20/2010	49,975,000
Annual Shareholder Report
8

Principal Amount			Value
$50,517,000	[1,2]	Market Street Funding LLC, 0.450%, 8/5/2010	50,514,474
285,000,000	[1,2]	Starbird Funding Corp., 0.350% - 0.550%, 8/3/2010 - 9/7/2010	284,934,924
		TOTAL	561,534,821
		Finance - Retail – 0.1%
17,000,000	[1,2]	Chariot Funding LLC, 0.420%, 10/5/2010	16,987,108
41,550,000	[1,2]	Salisbury Receivables Company LLC, 0.260%, 8/16/2010	41,545,499
		TOTAL	58,532,607
		TOTAL COMMERCIAL PAPER	9,956,353,521
		Corporate Bonds – 0.8%
		Finance - Banking – 0.1%
31,695,000		Deutsche Bank AG, 5.000%, 10/12/2010	31,966,244
25,000,000	[4]	Wachovia Bank N.A., 0.715%, 11/18/2010	25,001,132
		TOTAL	56,967,376
		Finance - Commercial – 0.7%
294,597,000		General Electric Capital Corp., 1.750% - 6.875%, 9/13/2010 - 4/28/2011	298,932,904
		TOTAL CORPORATE BONDS	355,900,280
		Government Agency – 1.5%
		Government Agency – 1.5%
658,500,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	658,500,000
		Notes - Variable – 23.9%;4
		Electrical Equipment – 0.1%
1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.370%, 8/5/2010	1,580,000
40,618,748		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.350%, 8/2/2010	40,618,748
		TOTAL	42,198,748
		Finance - Banking – 21.9%
645,000,000		Abbey National Treasury Services PLC, 0.371% - 0.387%, 8/23/2010 - 8/31/2010	645,000,000
2,435,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 8/5/2010	2,435,000
781,600,000		Bank of Montreal, 0.347% - 0.477%, 8/4/2010 - 8/27/2010	781,600,000
700,000,000		Barclays Bank PLC, 0.549% - 0.677%, 8/5/2010 - 8/25/2010	700,000,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.820%, 8/5/2010	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/6/2010	4,215,000
12,895,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	12,895,000
Annual Shareholder Report
9

Principal Amount			Value
$600,000,000		Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	600,000,000
6,590,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	6,590,000
5,400,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	5,400,000
3,170,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	3,170,000
1,069,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	1,069,000
943,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 8/5/2010	943,000
770,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2010	770,000
600,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	600,000
895,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	895,000
3,207,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	3,207,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.670%, 8/5/2010	2,350,000
24,270,000		Charlotte, NC Water & Sewer System, (Series 2006B), 0.250%, 8/5/2010	24,270,000
6,760,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	6,760,000
5,240,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.680%, 8/5/2010	5,240,000
580,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 8/5/2010	580,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	7,425,000
6,355,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	6,355,000
34,500,000		Cook County, IL, (Series 2002 A), 0.320%, 8/4/2010	34,500,000
3,025,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/5/2010	3,025,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.576%, 10/14/2010	200,000,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.250%, 8/5/2010	28,400,000
400,000,000		Deutsche Bank AG, 0.548%, 8/12/2010	400,000,000
25,910,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	25,910,000
Annual Shareholder Report
10

Principal Amount		Value
$33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.350%, 8/4/2010	33,900,000
30,300,000	Illinois Development Finance Authority IDB, 0.250%, 8/4/2010	30,300,000
12,715,000	Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	12,715,000
21,700,000	Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	21,700,000
31,895,000	Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	31,895,000
22,020,000	Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.230%, 8/4/2010	22,020,000
24,100,000	Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	24,100,000
12,570,000	Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.350%, 9/1/2010	12,570,000
856,500,000	JPMorgan Chase Bank, N.A., 0.325% - 0.337%, 8/23/2010 - 8/30/2010	856,500,000
2,235,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	2,235,000
1,330,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	1,330,000
150,000,000	Lloyds TSB Bank PLC, London, 0.848%, 8/6/2010	150,000,000
49,485,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	49,485,000
61,000,000	Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.240%, 8/5/2010	61,000,000
380,000	Madison, WI CDA, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.520%, 8/5/2010	380,000
3,670,000	McCullough Snappy Service Oil Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	3,670,000
33,590,000	Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2010	33,590,000
8,710,000	Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	8,710,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.890%, 8/5/2010	10,000,000
35,510,000	Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wells Fargo Bank, N.A. LOC), 0.350%, 8/1/2010	35,510,000
433,000,000	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	433,000,000
17,400,000	New York City, NY, (Fiscal 1995 (Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	17,400,000
82,145,000	New York City, NY, (Fiscal 2006 (Series E-3), (Bank of America N.A. LOC), 0.190%, 8/5/2010	82,145,000
Annual Shareholder Report
11

Principal Amount			Value
$40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.240%, 8/4/2010	40,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.400%, 8/4/2010	24,525,000
50,000,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2010	50,000,000
10,835,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.310%, 8/5/2010	10,835,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2010	28,000,000
75,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	75,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	5,225,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.250%, 8/5/2010	153,275,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2), (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	19,200,000
5,900,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	5,900,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.270%, 8/5/2010	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.420%, 8/5/2010	9,125,000
450,000,000		Rabobank Nederland NV, Utrecht, 0.397%, 8/27/2010	450,010,069
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	400,000,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.220%, 8/4/2010	20,000,000
17,550,000		Rochester, MN Health Care Facility Authority, (Series B), 0.200%, 8/4/2010	17,550,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.530%, 8/5/2010	19,000,000
2,875,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	2,875,000
300,000,000		Societe Generale, Paris, 0.574%, 8/3/2010	300,000,000
27,425,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-3), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2010	27,425,000
9,760,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.350%, 8/5/2010	9,760,000
Annual Shareholder Report
12

Principal Amount			Value
$1,170,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.520%, 8/5/2010	1,170,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.250%, 8/4/2010	25,000,000
23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.250%, 8/4/2010	23,560,000
17,910,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.310%, 8/5/2010	17,910,000
750,000,000		Toronto Dominion Bank, 0.345% - 0.347%, 8/4/2010 - 8/9/2010	750,000,000
1,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	1,000,000
24,275,000		Washington State Housing Finance Commission, (Series 2007B), (U.S. Bank, N.A. LOC), 0.250%, 8/5/2010	24,275,000
105,000,000		Wells Fargo & Co., 0.685%, 8/20/2010	105,011,990
1,482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.376% - 0.393%, 8/4/2010 - 8/11/2010	1,482,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.320%, 8/5/2010	7,795,000
		TOTAL	9,631,026,059
		Finance - Commercial – 1.3%
145,000,000		Fairway Finance Co. LLC, 0.431%, 8/16/2010 - 8/17/2010	144,996,257
80,000,000	[1,2]	Fairway Finance Co. LLC, 0.435%, 8/9/2010	79,997,158
324,738,000		General Electric Capital Corp., 0.578% - 0.794%, 8/2/2010 - 10/28/2010	324,920,270
18,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.550%, 8/5/2010	18,000,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 8/5/2010	14,590,000
		TOTAL	582,503,685
		Government Agency – 0.3%
25,375,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.370%, 8/5/2010	25,375,000
8,245,000		California HFA, (Series 2006 B), 0.300%, 8/4/2010	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.270%, 8/5/2010	36,020,000
4,755,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.410%, 8/5/2010	4,755,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.470%, 8/5/2010	8,290,000
33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.220%, 8/5/2010	33,735,000
Annual Shareholder Report
13

Principal Amount		Value
$17,725,000	Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.400%, 8/5/2010	17,725,000
	TOTAL	134,145,000
	Insurance – 0.0%
14,400,000	New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.200%, 8/4/2010	14,400,000
	Municipal – 0.3%
130,000,000	South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.596%, 8/15/2010	130,000,000
	TOTAL NOTES — VARIABLE	10,534,273,492
	Repurchase Agreements – 19.0%
250,000,000	Interest in $350,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,006,125 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $357,017,593.	250,000,000
1,096,000,000	Interest in $1,796,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,796,032,927 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $1,835,237,304.	1,096,000,000
38,410,000	Interest in $148,410,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $148,412,721 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/16/2043 and the market value of those underlying securities was $152,344,020.	38,410,000
3,506,204,000	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	3,506,204,000
500,000,000	Repurchase agreement 0.22%, dated 7/30/2010 under which Citibank N.A. will repurchase securities provided as collateral for $500,009,167 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2040 and the market value of those underlying securities was $540,000,000.	500,000,000
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Principal Amount		Value
$1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,055,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,004,359.	1,000,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,167 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $515,000,889.	400,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,018,333 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $1,030,001,643.	500,000,000
1,090,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,036,667 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,047,150,577.	1,090,000,000
	TOTAL REPURCHASE AGREEMENTS	8,380,614,000
	TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	44,349,376,124
	OTHER ASSETS AND LIABILITES - NET — (0.7)%[6]	(288,040,015)
	TOTAL NET ASSETS — 100%	$44,061,336,109
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $4,076,817,987, which represented 9.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $4,076,817,987, which represented 9.3% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
SWP	— Swap Agreement

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$8,380,614,000
Investments in securities	35,968,762,124
Total investments in securities, at amortized cost and value		$44,349,376,124
Income receivable		18,331,149
Receivable for shares sold		3,113,838
TOTAL ASSETS		44,370,821,111
Liabilities:
Payable for investments purchased	300,000,000
Payable for shares redeemed	3,372,245
Bank overdraft	133,186
Income distribution payable	4,255,020
Payable for Directors'/Trustees' fees	11,441
Payable for distribution services fee (Note 6)	124,512
Payable for shareholder services fee (Note 6)	889,154
Accrued expenses	699,444
TOTAL LIABILITIES		309,485,002
Net assets for 44,045,318,883 shares outstanding		$44,061,336,109
Net Assets Consist of:
Paid-in capital		$44,071,920,290
Accumulated net realized loss on investments		(10,607,235)
Undistributed net investment income		23,054
TOTAL NET ASSETS		$44,061,336,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$38,408,721,092 ÷ 38,393,858,879 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,040,045,844 ÷ 5,038,854,255 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$612,569,173 ÷ 612,605,749 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$169,599,079
Expenses:
Investment adviser fee (Note 6)		$88,123,897
Administrative personnel and services fee (Note 6)		34,311,475
Custodian fees		1,528,170
Transfer and dividend disbursing agent fees and expenses		262,160
Directors'/Trustees' fees		303,770
Auditing fees		20,500
Legal fees		10,294
Portfolio accounting fees		192,784
Distribution services fee — Trust Shares (Note 6)		1,827,943
Shareholder services fee — Institutional Service Shares (Note 6)		11,595,864
Shareholder services fee — Trust Shares (Note 6)		1,048,907
Account administration fee — Institutional Service Shares		4,748,172
Account administration fee — Trust Shares		779,036
Share registration costs		111,101
Printing and postage		186,750
Insurance premiums		99,723
Miscellaneous		1,364,132
TOTAL EXPENSES		146,514,678
Waivers and Reimbursements (Note 6):
Waiver of investment adviser fee	$(34,247,561)
Waiver of administrative personnel and services fee	(780,332)
Waiver of distribution services fee — Trust Shares	(655,772)
Waiver of shareholder services fee — Institutional Service Shares	(4,316,523)
Waiver of shareholder services fee — Trust Shares	(1,048,907)
Reimbursement of shareholder services fee — Institutional Service Shares	(1,168,869)
Waiver of account administration fee — Trust Shares	(721,442)
Reimbursement of account administration fee — Trust Shares	(23,930)
TOTAL WAIVERS AND REIMBURSEMENTS		(42,963,336)
Net expenses			103,551,342
Net investment income			66,047,737
Net realized gain on investments			68,453
Change in net assets resulting from operations			$66,116,190

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,047,737	$444,084,233
Net realized gain on investments	68,453	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	66,116,190	444,084,233
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(64,989,989)	(352,356,414)
Institutional Service Shares	(964,163)	(84,706,781)
Trust Shares	(67,052)	(6,443,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,021,204)	(443,506,384)
Share Transactions:
Proceeds from sale of shares	234,912,030,057	247,921,292,060
Putnam Prime Money Market Fund purchase in-kind	—	12,318,195,817
Net asset value of shares issued to shareholders in payment of distributions declared	25,716,100	182,411,258
Cost of shares redeemed	(238,992,597,128)	(237,855,585,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,054,850,971)	22,566,313,826
Change in net assets	(4,054,755,985)	22,566,891,675
Net Assets:
Beginning of period	48,116,092,094	25,549,200,419
End of period (including undistributed (distributions in excess of) net investment income of $23,054 and $(3,479), respectively)	$44,061,336,109	$48,116,092,094

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (formerly, Prime Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
21

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	213,384,503,526	$213,384,503,526	218,798,840,824	$218,798,840,824
Putnam Prime Money Market Fund purchase in-kind	—	—	12,093,621,126	12,109,266,710
Shares issued to shareholders in payment of distributions declared	25,422,313	25,422,313	151,562,664	151,562,664
Shares redeemed	(214,581,357,441)	(214,581,357,441)	(209,910,551,458)	(209,910,551,458)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,171,431,602)	$(1,171,431,602)	21,133,473,156	$21,149,118,740
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,920,123,003	$19,920,123,003	26,852,583,012	$26,852,583,012
Putnam Prime Money Market Fund purchase in-kind	—	—	208,659,164	208,929,107
Shares issued to shareholders in payment of distributions declared	252,265	252,265	28,179,929	28,179,929
Shares redeemed	(22,615,084,807)	(22,615,084,807)	(25,980,856,376)	(25,980,856,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,694,709,539)	$(2,694,709,539)	1,108,565,729	$1,108,835,672
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22

Year Ended July 31	2010		2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,607,403,528	$1,607,403,528	2,269,868,224	$2,269,868,224
Shares issued to shareholders in payment of distributions declared	41,522	41,522	2,668,665	2,668,665
Shares redeemed	(1,796,154,880)	(1,796,154,880)	(1,964,177,475)	(1,964,177,475)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(188,709,830)	$(188,709,830)	308,359,414	$308,359,414
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,054,850,971)	$(4,054,850,971)	22,550,398,299	$22,566,313,826

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$66,021,204	$443,506,384
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$23,054
Capital loss carryforwards	$(10,607,235)

At July 31, 2010, the Fund had a capital loss carryforward of $10,607,235 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$16,864
2016	$65,766
2017	$10,524,605

The Fund used capital loss carryforwards of $68,453 to offset taxable capital gains realized during the year ended July 31, 2010.

5. purchase in-kind

On September 24, 2008, the Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of the Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of the Fund's Institutional Service Shares.

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6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $34,247,561 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $780,332 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expenses Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $655,772 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $1,168,869 of shareholder services fees and $23,930 of account administration fees. For the year ended July 31, 2010, FSSC did not Annual Shareholder Report
24

receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $5,365,430 of shareholder services fees and $721,442 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,484,124,875 and $3,538,225,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 99.68% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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26

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS of federated prime obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Obligations Fund (the “Fund”)

(formerly, Prime Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708
Cusip 60934N146

Q450523 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.040	0.052	0.042
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.040	0.052	0.042
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.040)	(0.052)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.17%	1.54%	4.03%	5.30%	4.33%
Ratios to Average Net Assets:
Net expenses	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.18%	1.28%	3.90%	5.18%	4.24%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,408,721	$39,580,019	$18,430,487	$16,469,931	$15,151,070
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,000.80	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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3

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.9%
Variable Rate Demand Instruments	23.9%
Bank Instruments	15.9%
Repurchase Agreements	19.0%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.3%[4]
8-30 Days	24.4%
31-90 Days	29.6%
91-180 Days	7.5%
181 Days or more	0.9%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.9% of the Fund's portfolio.
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4

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.6%
$31,737,165		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	31,737,165
8,170,204		AmeriCredit Automobile Receivables Trust 2010-1, Class A1, 0.296%, 2/15/2011	8,170,204
28,950,801		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	28,950,800
16,885,612		AmeriCredit Automobile Receivables Trust 2010-A, Class A1, 0.313%, 3/7/2011	16,885,612
37,000,000		CarMax Auto Owner Trust 2010-2, Class A1, 0.627%, 7/15/2011	37,000,000
28,701,016	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	28,701,016
64,532,234	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	64,532,234
1,979,633		Harley-Davidson Motorcycle Trust 2009-4, Class A1, 0.286%, 12/15/2010	1,979,633
37,478,172		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	37,478,172
		TOTAL ASSET-BACKED SECURITIES	255,434,836
		Certificates of Deposit – 15.9%
		Finance - Banking – 15.9%
105,000,000		BNP Paribas SA, 0.450%, 8/11/2010	105,000,000
146,000,000		Bank of Montreal, 0.330%, 9/9/2010	145,999,995
247,000,000		Bank of Nova Scotia, Toronto, 0.450%, 8/6/2010	247,000,000
2,152,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.380% - 0.600%, 8/10/2010 - 10/28/2010	2,152,000,000
467,500,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	467,500,000
1,630,400,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.680%, 8/2/2010 - 11/15/2010	1,630,400,000
1,350,000,000		Mizuho Corporate Bank Ltd., 0.440% - 0.500%, 9/22/2010 - 10/8/2010	1,350,000,000
340,000,000		Societe Generale, Paris, 0.550% - 0.600%, 10/7/2010 - 10/13/2010	340,000,000
548,000,000		State Street Bank and Trust Co., 0.340% - 0.750%, 9/8/2010 - 12/6/2010	548,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,985,899,995
		Collateralized Loan Agreements – 16.4%
		Finance - Banking – 16.4%
74,500,000		BNP Paribas Securities Corp., 0.610%, 8/2/2010	74,500,000
1,245,500,000		Banc of America Securities LLC, 0.490% - 0.680%, 8/2/2010	1,245,500,000
890,000,000		Barclays Capital, Inc., 0.450% - 0.600%, 8/2/2010 - 9/14/2010	890,000,000
922,900,000		Citigroup Global Markets, Inc., 0.610% - 0.910%, 8/2/2010 - 8/30/2010	922,900,000
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5

Principal Amount			Value
$1,645,500,000		Deutsche Bank Securities, Inc., 0.500% - 0.660%, 8/2/2010 - 10/7/2010	1,645,500,000
550,000,000		J.P. Morgan Securities, Inc., 0.490% - 0.700%, 8/12/2010 - 9/22/2010	550,000,000
196,000,000		RBC Capital Markets Corp., 0.520%, 8/25/2010	196,000,000
1,248,000,000		RBS Securities, Inc., 0.660%, 8/2/2010	1,248,000,000
225,000,000		UBS Securities LLC, 0.450%, 8/13/2010	225,000,000
225,000,000		Wells Fargo Securities, LLC, 0.350%, 8/2/2010	225,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,222,400,000
		Commercial Paper – 22.6%;3
		Aerospace/Auto – 1.9%
830,300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.420% - 0.750%, 8/31/2010 - 12/2/2010	829,458,289
		Finance - Automotive – 1.4%
620,300,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.450% - 0.800%, 8/23/2010 - 1/12/2011	618,552,791
		Finance - Banking – 17.9%
998,000,000		BNP Paribas Finance, Inc., 0.580% - 0.700%, 9/16/2010 - 1/14/2011	995,773,101
230,000,000		Bank of America Corp., 0.420%, 10/12/2010	229,806,800
113,000,000		CBA (Delaware) Finance Inc., 0.320%, 8/5/2010	112,995,982
380,000,000		Citigroup Funding, Inc., 0.420% - 0.450%, 9/7/2010 - 9/10/2010	379,823,708
607,100,000	[1,2]	Clipper Receivables Company LLC, 0.440% - 0.730%, 8/23/2010 - 1/10/2011	606,205,468
350,000,000		Credit Agricole Corporate and Investment Bank, 0.450%, 8/10/2010	349,960,625
313,300,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.310%, 8/19/2010	313,251,439
1,695,000,000	[1,2]	Grampian Funding LLC, 0.300% - 0.370%, 8/2/2010 - 8/25/2010	1,694,837,744
2,246,000,000		ING (U.S.) Funding LLC, 0.450% - 0.500%, 8/17/2010 - 10/18/2010	2,244,421,749
20,000,000		Louis Dreyfus Corp., (BNP Paribas SA LOC), 0.500%, 8/17/2010 - 8/24/2010	19,994,583
130,000,000	[1,2]	Matchpoint Master Trust, 0.550% - 0.580%, 8/27/2010 - 9/9/2010	129,929,872
335,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.450% - 0.650%, 8/11/2010 - 1/19/2011	334,661,875
72,112,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.480%, 9/27/2010	72,057,195
404,794,000	[1,2]	Variable Funding Capital Corp., 0.340% - 0.350%, 9/7/2010 - 10/25/2010	404,554,872
		TOTAL	7,888,275,013
		Finance - Commercial – 1.3%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.500%, 10/1/2010	99,915,278
76,225,000	[1,2]	Edison Asset Securitization LLC, 0.300%, 9/17/2010	76,195,145
50,000,000		General Electric Capital Services, 0.360%, 9/20/2010	49,975,000
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6

Principal Amount			Value
$50,517,000	[1,2]	Market Street Funding LLC, 0.450%, 8/5/2010	50,514,474
285,000,000	[1,2]	Starbird Funding Corp., 0.350% - 0.550%, 8/3/2010 - 9/7/2010	284,934,924
		TOTAL	561,534,821
		Finance - Retail – 0.1%
17,000,000	[1,2]	Chariot Funding LLC, 0.420%, 10/5/2010	16,987,108
41,550,000	[1,2]	Salisbury Receivables Company LLC, 0.260%, 8/16/2010	41,545,499
		TOTAL	58,532,607
		TOTAL COMMERCIAL PAPER	9,956,353,521
		Corporate Bonds – 0.8%
		Finance - Banking – 0.1%
31,695,000		Deutsche Bank AG, 5.000%, 10/12/2010	31,966,244
25,000,000	[4]	Wachovia Bank N.A., 0.715%, 11/18/2010	25,001,132
		TOTAL	56,967,376
		Finance - Commercial – 0.7%
294,597,000		General Electric Capital Corp., 1.750% - 6.875%, 9/13/2010 - 4/28/2011	298,932,904
		TOTAL CORPORATE BONDS	355,900,280
		Government Agency – 1.5%
		Government Agency – 1.5%
658,500,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	658,500,000
		Notes - Variable – 23.9%;4
		Electrical Equipment – 0.1%
1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.370%, 8/5/2010	1,580,000
40,618,748		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.350%, 8/2/2010	40,618,748
		TOTAL	42,198,748
		Finance - Banking – 21.9%
645,000,000		Abbey National Treasury Services PLC, 0.371% - 0.387%, 8/23/2010 - 8/31/2010	645,000,000
2,435,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 8/5/2010	2,435,000
781,600,000		Bank of Montreal, 0.347% - 0.477%, 8/4/2010 - 8/27/2010	781,600,000
700,000,000		Barclays Bank PLC, 0.549% - 0.677%, 8/5/2010 - 8/25/2010	700,000,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.820%, 8/5/2010	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/6/2010	4,215,000
12,895,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	12,895,000
Annual Shareholder Report
7

Principal Amount			Value
$600,000,000		Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	600,000,000
6,590,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	6,590,000
5,400,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.420%, 8/5/2010	5,400,000
3,170,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	3,170,000
1,069,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	1,069,000
943,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 8/5/2010	943,000
770,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2010	770,000
600,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	600,000
895,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	895,000
3,207,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2010	3,207,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.670%, 8/5/2010	2,350,000
24,270,000		Charlotte, NC Water & Sewer System, (Series 2006B), 0.250%, 8/5/2010	24,270,000
6,760,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	6,760,000
5,240,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.680%, 8/5/2010	5,240,000
580,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.750%, 8/5/2010	580,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	7,425,000
6,355,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	6,355,000
34,500,000		Cook County, IL, (Series 2002 A), 0.320%, 8/4/2010	34,500,000
3,025,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/5/2010	3,025,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.576%, 10/14/2010	200,000,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.250%, 8/5/2010	28,400,000
400,000,000		Deutsche Bank AG, 0.548%, 8/12/2010	400,000,000
25,910,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	25,910,000
Annual Shareholder Report
8

Principal Amount		Value
$33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.350%, 8/4/2010	33,900,000
30,300,000	Illinois Development Finance Authority IDB, 0.250%, 8/4/2010	30,300,000
12,715,000	Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	12,715,000
21,700,000	Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	21,700,000
31,895,000	Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	31,895,000
22,020,000	Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.230%, 8/4/2010	22,020,000
24,100,000	Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	24,100,000
12,570,000	Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.350%, 9/1/2010	12,570,000
856,500,000	JPMorgan Chase Bank, N.A., 0.325% - 0.337%, 8/23/2010 - 8/30/2010	856,500,000
2,235,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	2,235,000
1,330,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	1,330,000
150,000,000	Lloyds TSB Bank PLC, London, 0.848%, 8/6/2010	150,000,000
49,485,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	49,485,000
61,000,000	Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.240%, 8/5/2010	61,000,000
380,000	Madison, WI CDA, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.520%, 8/5/2010	380,000
3,670,000	McCullough Snappy Service Oil Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.370%, 8/6/2010	3,670,000
33,590,000	Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2010	33,590,000
8,710,000	Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	8,710,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.890%, 8/5/2010	10,000,000
35,510,000	Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wells Fargo Bank, N.A. LOC), 0.350%, 8/1/2010	35,510,000
433,000,000	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	433,000,000
17,400,000	New York City, NY, (Fiscal 1995 (Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/4/2010	17,400,000
82,145,000	New York City, NY, (Fiscal 2006 (Series E-3), (Bank of America N.A. LOC), 0.190%, 8/5/2010	82,145,000
Annual Shareholder Report
9

Principal Amount			Value
$40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.240%, 8/4/2010	40,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.400%, 8/4/2010	24,525,000
50,000,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.220%, 8/5/2010	50,000,000
10,835,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.310%, 8/5/2010	10,835,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/4/2010	28,000,000
75,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	75,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2010	5,225,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.250%, 8/5/2010	153,275,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2), (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	19,200,000
5,900,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	5,900,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.270%, 8/5/2010	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.420%, 8/5/2010	9,125,000
450,000,000		Rabobank Nederland NV, Utrecht, 0.397%, 8/27/2010	450,010,069
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	400,000,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.220%, 8/4/2010	20,000,000
17,550,000		Rochester, MN Health Care Facility Authority, (Series B), 0.200%, 8/4/2010	17,550,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.530%, 8/5/2010	19,000,000
2,875,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.370%, 8/4/2010	2,875,000
300,000,000		Societe Generale, Paris, 0.574%, 8/3/2010	300,000,000
27,425,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-3), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/4/2010	27,425,000
9,760,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.350%, 8/5/2010	9,760,000
Annual Shareholder Report
10

Principal Amount			Value
$1,170,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.520%, 8/5/2010	1,170,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.250%, 8/4/2010	25,000,000
23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.250%, 8/4/2010	23,560,000
17,910,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.310%, 8/5/2010	17,910,000
750,000,000		Toronto Dominion Bank, 0.345% - 0.347%, 8/4/2010 - 8/9/2010	750,000,000
1,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/4/2010	1,000,000
24,275,000		Washington State Housing Finance Commission, (Series 2007B), (U.S. Bank, N.A. LOC), 0.250%, 8/5/2010	24,275,000
105,000,000		Wells Fargo & Co., 0.685%, 8/20/2010	105,011,990
1,482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.376% - 0.393%, 8/4/2010 - 8/11/2010	1,482,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.320%, 8/5/2010	7,795,000
		TOTAL	9,631,026,059
		Finance - Commercial – 1.3%
145,000,000		Fairway Finance Co. LLC, 0.431%, 8/16/2010 - 8/17/2010	144,996,257
80,000,000	[1,2]	Fairway Finance Co. LLC, 0.435%, 8/9/2010	79,997,158
324,738,000		General Electric Capital Corp., 0.578% - 0.794%, 8/2/2010 - 10/28/2010	324,920,270
18,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.550%, 8/5/2010	18,000,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 8/5/2010	14,590,000
		TOTAL	582,503,685
		Government Agency – 0.3%
25,375,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.370%, 8/5/2010	25,375,000
8,245,000		California HFA, (Series 2006 B), 0.300%, 8/4/2010	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.270%, 8/5/2010	36,020,000
4,755,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.410%, 8/5/2010	4,755,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.470%, 8/5/2010	8,290,000
33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.220%, 8/5/2010	33,735,000
Annual Shareholder Report
11

Principal Amount		Value
$17,725,000	Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.400%, 8/5/2010	17,725,000
	TOTAL	134,145,000
	Insurance – 0.0%
14,400,000	New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.200%, 8/4/2010	14,400,000
	Municipal – 0.3%
130,000,000	South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.596%, 8/15/2010	130,000,000
	TOTAL NOTES — VARIABLE	10,534,273,492
	Repurchase Agreements – 19.0%
250,000,000	Interest in $350,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,006,125 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $357,017,593.	250,000,000
1,096,000,000	Interest in $1,796,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,796,032,927 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $1,835,237,304.	1,096,000,000
38,410,000	Interest in $148,410,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $148,412,721 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/16/2043 and the market value of those underlying securities was $152,344,020.	38,410,000
3,506,204,000	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	3,506,204,000
500,000,000	Repurchase agreement 0.22%, dated 7/30/2010 under which Citibank N.A. will repurchase securities provided as collateral for $500,009,167 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2040 and the market value of those underlying securities was $540,000,000.	500,000,000
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Principal Amount		Value
$1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,055,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,004,359.	1,000,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,167 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $515,000,889.	400,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,018,333 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $1,030,001,643.	500,000,000
1,090,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,036,667 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,047,150,577.	1,090,000,000
	TOTAL REPURCHASE AGREEMENTS	8,380,614,000
	TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	44,349,376,124
	OTHER ASSETS AND LIABILITES - NET — (0.7)%[6]	(288,040,015)
	TOTAL NET ASSETS — 100%	$44,061,336,109
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $4,076,817,987, which represented 9.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $4,076,817,987, which represented 9.3% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
SWP	— Swap Agreement

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$8,380,614,000
Investments in securities	35,968,762,124
Total investments in securities, at amortized cost and value		$44,349,376,124
Income receivable		18,331,149
Receivable for shares sold		3,113,838
TOTAL ASSETS		44,370,821,111
Liabilities:
Payable for investments purchased	300,000,000
Payable for shares redeemed	3,372,245
Bank overdraft	133,186
Income distribution payable	4,255,020
Payable for Directors'/Trustees' fees	11,441
Payable for distribution services fee (Note 6)	124,512
Payable for shareholder services fee (Note 6)	889,154
Accrued expenses	699,444
TOTAL LIABILITIES		309,485,002
Net assets for 44,045,318,883 shares outstanding		$44,061,336,109
Net Assets Consist of:
Paid-in capital		$44,071,920,290
Accumulated net realized loss on investments		(10,607,235)
Undistributed net investment income		23,054
TOTAL NET ASSETS		$44,061,336,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$38,408,721,092 ÷ 38,393,858,879 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,040,045,844 ÷ 5,038,854,255 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$612,569,173 ÷ 612,605,749 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$169,599,079
Expenses:
Investment adviser fee (Note 6)		$88,123,897
Administrative personnel and services fee (Note 6)		34,311,475
Custodian fees		1,528,170
Transfer and dividend disbursing agent fees and expenses		262,160
Directors'/Trustees' fees		303,770
Auditing fees		20,500
Legal fees		10,294
Portfolio accounting fees		192,784
Distribution services fee — Trust Shares (Note 6)		1,827,943
Shareholder services fee — Institutional Service Shares (Note 6)		11,595,864
Shareholder services fee — Trust Shares (Note 6)		1,048,907
Account administration fee — Institutional Service Shares		4,748,172
Account administration fee — Trust Shares		779,036
Share registration costs		111,101
Printing and postage		186,750
Insurance premiums		99,723
Miscellaneous		1,364,132
TOTAL EXPENSES		146,514,678
Waivers and Reimbursements (Note 6):
Waiver of investment adviser fee	$(34,247,561)
Waiver of administrative personnel and services fee	(780,332)
Waiver of distribution services fee — Trust Shares	(655,772)
Waiver of shareholder services fee — Institutional Service Shares	(4,316,523)
Waiver of shareholder services fee — Trust Shares	(1,048,907)
Reimbursement of shareholder services fee — Institutional Service Shares	(1,168,869)
Waiver of account administration fee — Trust Shares	(721,442)
Reimbursement of account administration fee — Trust Shares	(23,930)
TOTAL WAIVERS AND REIMBURSEMENTS		(42,963,336)
Net expenses			103,551,342
Net investment income			66,047,737
Net realized gain on investments			68,453
Change in net assets resulting from operations			$66,116,190

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,047,737	$444,084,233
Net realized gain on investments	68,453	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	66,116,190	444,084,233
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(64,989,989)	(352,356,414)
Institutional Service Shares	(964,163)	(84,706,781)
Trust Shares	(67,052)	(6,443,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,021,204)	(443,506,384)
Share Transactions:
Proceeds from sale of shares	234,912,030,057	247,921,292,060
Putnam Prime Money Market Fund purchase in-kind	—	12,318,195,817
Net asset value of shares issued to shareholders in payment of distributions declared	25,716,100	182,411,258
Cost of shares redeemed	(238,992,597,128)	(237,855,585,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,054,850,971)	22,566,313,826
Change in net assets	(4,054,755,985)	22,566,891,675
Net Assets:
Beginning of period	48,116,092,094	25,549,200,419
End of period (including undistributed (distributions in excess of) net investment income of $23,054 and $(3,479), respectively)	$44,061,336,109	$48,116,092,094

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (formerly, Prime Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
19

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	213,384,503,526	$213,384,503,526	218,798,840,824	$218,798,840,824
Putnam Prime Money Market Fund purchase in-kind	—	—	12,093,621,126	12,109,266,710
Shares issued to shareholders in payment of distributions declared	25,422,313	25,422,313	151,562,664	151,562,664
Shares redeemed	(214,581,357,441)	(214,581,357,441)	(209,910,551,458)	(209,910,551,458)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,171,431,602)	$(1,171,431,602)	21,133,473,156	$21,149,118,740
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,920,123,003	$19,920,123,003	26,852,583,012	$26,852,583,012
Putnam Prime Money Market Fund purchase in-kind	—	—	208,659,164	208,929,107
Shares issued to shareholders in payment of distributions declared	252,265	252,265	28,179,929	28,179,929
Shares redeemed	(22,615,084,807)	(22,615,084,807)	(25,980,856,376)	(25,980,856,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,694,709,539)	$(2,694,709,539)	1,108,565,729	$1,108,835,672
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Year Ended July 31	2010		2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,607,403,528	$1,607,403,528	2,269,868,224	$2,269,868,224
Shares issued to shareholders in payment of distributions declared	41,522	41,522	2,668,665	2,668,665
Shares redeemed	(1,796,154,880)	(1,796,154,880)	(1,964,177,475)	(1,964,177,475)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(188,709,830)	$(188,709,830)	308,359,414	$308,359,414
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,054,850,971)	$(4,054,850,971)	22,550,398,299	$22,566,313,826

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$66,021,204	$443,506,384
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$23,054
Capital loss carryforwards	$(10,607,235)

At July 31, 2010, the Fund had a capital loss carryforward of $10,607,235 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$16,864
2016	$65,766
2017	$10,524,605

The Fund used capital loss carryforwards of $68,453 to offset taxable capital gains realized during the year ended July 31, 2010.

5. purchase in-kind

On September 24, 2008, the Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of the Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of the Fund's Institutional Service Shares.

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6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $34,247,561 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $780,332 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expenses Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $655,772 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $1,168,869 of shareholder services fees and $23,930 of account administration fees. For the year ended July 31, 2010, FSSC did not Annual Shareholder Report
22

receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $5,365,430 of shareholder services fees and $721,442 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,484,124,875 and $3,538,225,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 99.68% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS of federated prime obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 Vice President Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Obligations Fund (the “Fund”)

(formerly, Prime Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.017	0.040	0.052	0.043
Net realized gain (loss) on investments	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.017	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.002)	(0.017)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.24%	1.73%	4.09%	5.35%	4.40%
Ratios to Average Net Assets:
Net expenses	0.20%	0.22%	0.17%	0.17%	0.17%
Net investment income	0.25%	1.66%	4.13%	5.24%	4.32%
Expense waiver/reimbursement[4]	0.09%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,423,716	$8,831,803	$7,344,142	$10,023,082	$6,708,463
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.015	0.038	0.050	0.041
Net realized gain (loss) on investments	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.015	0.038	0.050	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.015)	(0.038)	(0.050)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.04%	1.48%	3.83%	5.09%	4.14%
Ratios to Average Net Assets:
Net expenses	0.41%	0.47%	0.42%	0.42%	0.42%
Net investment income	0.05%	1.49%	3.74%	4.99%	4.11%
Expense waiver/reimbursement[4]	0.13%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,052,627	$2,138,614	$2,319,962	$2,282,934	$1,755,737
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.039	0.051	0.042
Net realized gain (loss) on investments	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.14%	1.64%	3.99%	5.25%	4.29%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.27%	0.27%	0.27%
Net investment income	0.16%	1.89%	3.70%	5.14%	4.28%
Expense waiver/reimbursement[4]	0.09%	0.11%	0.12%	0.12%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$662,048	$1,162,306	$4,799,985	$2,534,174	$1,427,494
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$0.99
Institutional Service Shares	$1,000	$1,000.10	$1.93[2]
Institutional Capital Shares	$1,000	$1,000.60	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Institutional Service Shares	$1,000	$1,022.86	$1.96[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.39%
Institutional Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At July 31 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Instruments	37.2%
Commercial Paper and Notes	35.4%
Bank Instruments	20.2%
Repurchase Agreements	7.4%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At July 31 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%[4]
8-30 Days	34.9%
31-90 Days	25.5%
91-180 Days	5.9%
181 Days or more	1.5%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.6% of the Fund's portfolio.
Annual Shareholder Report
6

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 3.2%
		Finance - Automotive – 1.3%
$8,217,213		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.674%, 10/20/2010	8,217,213
15,883,083	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	15,883,083
20,000,000	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	20,000,000
62,000,000	[1,2,3]	SMART (Series 2010-1US Trust), Class A1, 0.764%, 8/15/2010	62,000,000
		TOTAL	106,100,296
		Finance - Equipment – 1.5%
44,231,593	[1,2]	CIT Equipment Collateral 2010-VT1, Class A1, 0.344%, 3/15/2011	44,231,593
7,967,354	[1,2]	GE Equipment Small Ticket LLC (Series 2009-1), Class A1, 0.382%, 11/15/2010	7,967,354
69,731,625	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	69,731,625
		TOTAL	121,930,572
		Finance - Retail – 0.4%
30,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.541%, 8/19/2010	30,000,000
		TOTAL ASSET-BACKED SECURITIES	258,030,868
		Certificates of Deposit – 20.2%
		Finance - Banking – 20.2%
60,700,000		BNP Paribas SA, 0.450% - 0.650%, 8/11/2010 - 9/13/2010	60,700,000
386,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450% - 0.600%, 8/10/2010 - 9/24/2010	386,000,000
40,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	40,000,000
298,500,000		Credit Agricole Corporate and Investment Bank, 0.340% - 0.680%, 8/20/2010 - 11/15/2010	298,500,000
104,000,000		KBC Bank N.V., 0.480%, 8/20/2010	104,000,000
77,000,000		Landesbank Baden-Wurttemberg, 0.600% - 0.650%, 8/6/2010 - 8/10/2010	77,000,187
115,000,000		Landesbank Hessen-Thuringen, 0.520%, 8/13/2010	115,000,192
283,000,000		Mizuho Corporate Bank Ltd., 0.440% - 0.500%, 10/1/2010 - 10/7/2010	283,000,000
160,000,000		Societe Generale, Paris, 0.550% - 0.600%, 10/7/2010 - 10/13/2010	160,000,000
120,000,000		Sumitomo Mitsui Banking Corp., 0.300%, 8/23/2010	120,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,644,200,379
		Collateralized Loan Agreements – 11.8%
		Finance - Banking – 11.8%
65,000,000		Banc of America Securities LLC, 0.490%, 8/2/2010	65,000,000
Annual Shareholder Report
7

Principal Amount			Value
$270,000,000		Citigroup Global Markets, Inc., 0.610% - 0.900%, 8/2/2010 - 8/30/2010	270,000,000
200,000,000		Deutsche Bank Securities, Inc., 0.500%, 8/6/2010	200,000,000
100,000,000		Mizuho Securities USA, Inc., 0.360%, 8/2/2010	100,000,000
125,000,000		RBS Securities, Inc., 0.660%, 8/2/2010	125,000,000
200,000,000		Wells Fargo Securities, LLC, 0.350%, 8/2/2010	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	960,000,000
		Commercial Paper – 17.6%;4
		Aerospace/Auto – 1.2%
51,000,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.551%, 8/5/2010 - 8/20/2010	50,987,717
7,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.400%, 8/11/2010	6,999,222
42,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.420% - 0.580%, 8/16/2010 - 8/23/2010	41,987,076
		TOTAL	99,974,015
		Diversified – 0.1%
5,000,000	[1,2]	ITT Corp., 0.350%, 8/11/2010	4,999,514
		Finance - Banking – 10.4%
175,000,000		BNP Paribas Finance, Inc., 0.580% - 0.700%, 10/12/2010 - 1/14/2011	174,641,917
85,000,000		Citigroup Funding, Inc., 0.450%, 9/7/2010	84,960,688
75,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.310%, 8/19/2010	74,988,375
50,000,000	[1,2]	Grampian Funding LLC, 0.360%, 8/11/2010	49,995,000
425,000,000		ING (U.S.) Funding LLC, 0.450% - 0.500%, 8/17/2010 - 10/18/2010	424,660,694
40,000,000		Landesbank Baden-Wurttemberg, 0.500%, 8/13/2010	39,993,333
		TOTAL	849,240,007
		Finance - Commercial – 5.5%
444,000,000	[1,2]	Versailles Commercial Paper LLC, 0.420% - 0.500%, 8/6/2010 - 8/20/2010	443,926,257
		Machinery/Equipment/Auto – 0.1%
10,495,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.400%, 8/23/2010	10,492,435
		Retail – 0.3%
20,000,000	[1,2]	CVS Caremark Corp., 0.450%, 8/31/2010	19,992,500
		TOTAL COMMERCIAL PAPER	1,428,624,728
		Corporate Bond – 0.4%
		Finance - Commercial – 0.4%
30,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	30,445,066
Annual Shareholder Report
8

Principal Amount			Value
		Government AgencY – 2.4%
		Government Agency – 2.4%
$198,000,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	198,000,000
		Notes - Variable – 37.2%;3
		Chemicals – 0.5%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.570%, 8/4/2010	12,500,000
15,000,000		Louisiana Public Facilities Authority, (Series 2007A), 0.500%, 8/2/2010	15,000,000
5,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.680%, 8/2/2010	5,000,000
11,400,000		Michigan Strategic Fund, (Series 2007), 0.500%, 8/2/2010	11,400,000
		TOTAL	43,900,000
		Finance - Banking – 31.6%
825,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	825,000
3,910,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	3,910,000
75,000,000		Abbey National Treasury Services PLC, 0.387%, 8/23/2010	75,000,000
13,260,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	13,260,000
50,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 8/5/2010	50,000
2,400,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 0.700%, 8/5/2010	2,400,000
250,000,000		Australia & New Zealand Banking Group, Melbourne, 0.350% - 0.381%, 8/23/2010 - 8/31/2010	250,000,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.359%, 8/25/2010	100,000,000
1,050,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	1,050,000
3,800,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.470%, 8/4/2010	3,800,000
236,500,000		Barclays Bank PLC, 0.549% - 0.678%, 8/5/2010 - 8/25/2010	236,500,000
6,040,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	6,040,000
6,725,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A), (KBC Bank N.V. LOC), 0.280%, 8/2/2010	6,725,000
12,720,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.720%, 8/5/2010	12,720,000
11,495,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.000%, 8/5/2010	11,495,000
25,300,000		California State, (Series 2004 B-4), (Citibank NA, New York LOC), 0.220%, 8/5/2010	25,300,000
100,000,000		Canadian Imperial Bank of Commerce, 0.411%, 8/17/2010	100,000,000
Annual Shareholder Report
9

Principal Amount		Value
$6,495,000	Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	6,495,000
5,345,000	Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.600%, 8/4/2010	5,345,000
5,610,000	Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.770%, 8/5/2010	5,610,000
382,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	382,000
10,925,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.420%, 8/5/2010	10,925,000
4,250,000	Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.420%, 8/4/2010	4,250,000
2,940,000	Commerce Towers LLC, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,940,000
4,950,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	4,950,000
8,965,000	Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 0.620%, 8/5/2010	8,965,000
765,000	Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.770%, 8/5/2010	765,000
125,000,000	Credit Agricole Corporate and Investment Bank, 0.576%, 10/14/2010	125,000,000
5,835,000	DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.370%, 8/5/2010	5,835,000
4,070,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	4,070,000
100,000,000	Deutsche Bank AG, 0.548%, 8/12/2010	100,000,000
985,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	985,000
1,545,000	Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	1,545,000
6,000,000	FT Northport, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	6,000,000
28,030,000	Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.330%, 8/2/2010	28,030,000
9,340,000	Frogtown LLC, (Series 2004), (Comerica Bank LOC), 0.600%, 8/5/2010	9,340,000
12,115,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.700%, 8/5/2010	12,115,000
2,135,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	2,135,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.600%, 8/4/2010	16,700,000
1,285,000	Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	1,285,000
Annual Shareholder Report
10

Principal Amount		Value
$820,000	Guilford Capital LLC, (Series 2002 — D), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	820,000
2,120,000	Guilford Capital LLC, (Series 2002 — E), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	2,120,000
3,745,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	3,745,000
4,500,000	Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	4,500,000
3,780,000	Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	3,780,000
3,825,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	3,825,000
315,000	Ilsco Corp., (U.S. Bank, N.A. LOC), 0.600%, 8/5/2010	315,000
291,000,000	JPMorgan Chase Bank, N.A., 0.325% - 0.337%, 8/23/2010 - 8/30/2010	291,000,000
4,360,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.770%, 8/6/2010	4,360,000
6,010,000	Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	6,010,000
25,000,000	Lloyds TSB Bank PLC, London, 0.848%, 8/6/2010	25,000,000
8,425,000	Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.600%, 8/5/2010	8,425,000
18,190,000	Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	18,190,000
16,000,000	Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	16,000,000
3,535,000	Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 8/3/2010	3,535,000
3,000,000	Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/5/2010	3,000,000
75,000,000	National Australia Bank Ltd., Melbourne, 0.441%, 8/16/2010	75,000,000
47,000,000	Natixis, 0.391%, 8/16/2010	47,000,000
8,800,000	New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.440%, 8/4/2010	8,800,000
65,000,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	65,000,000
40,000,000	New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.440%, 8/4/2010	40,000,000
330,000	Opelika Industrial Development Authority, (Series 1998-A), (Regions Bank, Alabama LOC), 1.750%, 8/5/2010	330,000
15,745,000	Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.350%, 8/2/2010	15,745,000
Annual Shareholder Report
11

Principal Amount			Value
$100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	100,000,000
28,560,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.300%, 8/5/2010	28,560,000
4,555,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.100%, 8/5/2010	4,555,000
8,025,000		Shepherd Capital LLC, Trade Center 2004-A, (Fifth Third Bank, Cincinnati LOC), 0.720%, 8/5/2010	8,025,000
6,155,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	6,155,000
18,325,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.310%, 8/5/2010	18,325,000
2,895,000		St. James United Methodist Church of Montgomery, AL, (Series 2007), (Regions Bank, Alabama LOC), 2.000%, 8/5/2010	2,895,000
565,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.500%, 8/5/2010	565,000
35,000,000		Sumitomo Mitsui Banking Corp., 0.347%, 8/5/2010	34,999,014
8,300,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	8,300,000
7,455,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.100%, 8/5/2010	7,455,000
100,000,000		Toronto Dominion Bank, 0.345%, 8/9/2010	100,000,000
7,375,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2010	7,375,000
484,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.750%, 8/5/2010	484,000
8,475,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.100%, 8/5/2010	8,475,000
5,815,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/6/2010	5,815,000
348,900,000		Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.398%, 8/4/2010 - 8/16/2010	348,900,000
7,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.590%, 8/5/2010	7,610,000
5,140,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 8/4/2010	5,140,000
7,250,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.370%, 8/5/2010	7,250,000
3,000,000		York County, PA IDA, (Series 2003-B), (Assured Guaranty Municipal Corp. INS), 3.000%, 8/5/2010	3,000,000
		TOTAL	2,573,125,014
		Finance - Commercial – 3.4%
272,961,000		General Electric Capital Corp., 0.645% - 0.794%, 8/2/2010 - 8/20/2010	273,252,566
Annual Shareholder Report
12

Principal Amount		Value
	Finance - Retail – 0.5%
$43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.896%, 8/16/2010	43,000,000
	Government Agency – 0.6%
5,245,000	Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.310%, 8/5/2010	5,245,000
35,520,000	Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.360%, 8/5/2010	35,520,000
3,925,000	Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 0.400%, 8/5/2010	3,925,000
	TOTAL	44,690,000
	Insurance – 0.6%
50,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), (Assured Guaranty Municipal Corp. INS), 0.480%, 8/4/2010	50,000,000
	TOTAL NOTES — VARIABLE	3,027,967,580
	Repurchase Agreements – 7.4%
443,856,000	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232.	443,856,000
162,000,000	Interest in $562,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $562,009,835 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $573,250,050.	162,000,000
	TOTAL REPURCHASE AGREEMENTS	605,856,000
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	8,153,124,621
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(14,733,161)
	TOTAL NET ASSETS — 100%	$8,138,391,460
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $1,079,193,376, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $1,063,310,293, which represented 13.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
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13

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$8,153,124,621
Income receivable		3,482,994
Receivable for shares sold		3,601,080
TOTAL ASSETS		8,160,208,695
Liabilities:
Payable for investments purchased	$20,000,000
Payable for shares redeemed	712,854
Bank overdraft	9,146
Income distribution payable	584,099
Payable for Directors'/Trustees' fees	808
Payable for shareholder services fee (Note 5)	243,181
Accrued expenses	267,147
TOTAL LIABILITIES		21,817,235
Net assets for 8,138,435,832 shares outstanding		$8,138,391,460
Net Assets Consist of:
Paid-in capital		$8,138,435,832
Accumulated net realized loss on investments		(49,976)
Undistributed net investment income		5,604
TOTAL NET ASSETS		$8,138,391,460
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,423,715,743 ÷ 6,423,388,964 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,052,627,336 ÷ 1,052,929,493 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$662,048,381 ÷ 662,117,375 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$46,682,780
Expenses:
Investment adviser fee (Note 5)		$20,393,843
Administrative personnel and services fee (Note 5)		7,937,293
Custodian fees		394,477
Transfer and dividend disbursing agent fees and expenses		173,875
Directors'/Trustees' fees		31,347
Auditing fees		20,500
Legal fees		5,655
Portfolio accounting fees		171,383
Shareholder services fee — Institutional Service Shares (Note 5)		3,186,953
Shareholder services fee — Institutional Capital Shares (Note 5)		789,349
Account administration fee — Institutional Service Shares		603,882
Account administration fee — Institutional Capital Shares		31,917
Share registration costs		183,691
Printing and postage		76,236
Insurance premiums		28,592
Miscellaneous		594,820
TOTAL EXPENSES		34,623,813
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(8,605,041)
Waiver of administrative personnel and services fee	(177,436)
Waiver of shareholder services fee — Institutional Service Shares	(490,811)
Reimbursement of shareholder services fee — Institutional Service Shares	(177,422)
TOTAL WAIVERS AND REIMBURSEMENT		(9,450,710)
Net expenses			25,173,103
Net investment income			21,509,677
Net realized loss on investments			(49,976)
Change in net assets resulting from operations			$21,459,701

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,509,677	$171,274,829
Net realized (loss) on investments	(49,976)	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,459,701	171,274,829
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,225,700)	(117,904,166)
Institutional Service Shares	(693,219)	(28,077,257)
Institutional Capital Shares	(1,323,555)	(25,193,622)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,242,474)	(171,175,045)
Share Transactions:
Proceeds from sale of shares	60,357,643,729	68,719,257,662
Net asset value of shares issued to shareholders in payment of distributions declared	11,992,833	105,245,936
Cost of shares redeemed	(64,364,185,287)	(71,155,969,129)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,994,548,725)	(2,331,465,531)
Change in net assets	(3,994,331,498)	(2,331,365,747)
Net Assets:
Beginning of period	12,132,722,958	14,464,088,705
End of period (including undistributed (distributions in excess of) net investment income of $5,604 and $(261,599), respectively)	$8,138,391,460	$12,132,722,958

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (formerly, Prime Value Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report
19

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$15,883,083	$15,883,083

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	54,483,795,175	$54,483,795,175	60,196,020,359	$60,196,020,359
Shares issued to shareholders in payment of distributions declared	10,480,949	10,480,949	73,233,931	73,233,931
Shares redeemed	(56,902,534,882)	(56,902,534,882)	(58,781,306,784)	(58,781,306,784)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,408,258,758)	$(2,408,258,758)	1,487,947,506	$1,487,947,506
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,241,682,882	$3,241,682,882	5,879,980,821	$5,879,980,821
Shares issued to shareholders in payment of distributions declared	517,045	517,045	21,608,666	21,608,666
Shares redeemed	(4,328,213,381)	(4,328,213,381)	(6,082,851,726)	(6,082,851,726)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,086,013,454)	$(1,086,013,454)	(181,262,239)	$(181,262,239)
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Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,632,165,672	$2,632,165,672	2,643,256,482	$2,643,256,482
Shares issued to shareholders in payment of distributions declared	994,839	994,839	10,403,339	10,403,339
Shares redeemed	(3,133,437,024)	(3,133,437,024)	(6,291,810,619)	(6,291,810,619)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(500,276,513)	$(500,276,513)	(3,638,150,798)	$(3,638,150,798)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,994,548,725)	$(3,994,548,725)	(2,331,465,531)	$(2,331,465,531)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$21,242,474	$171,175,045

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,604
Capital loss carryforwards and deferrals	$(49,976)

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. As of July 31, 2010, for federal income tax purposes, post October losses of $49,976 were deferred to August 1, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $8,605,041 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $177,436 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $177,422 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $490,811 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur a Services Fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $222,300,000 and $48,865,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The Annual Shareholder Report
23

potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS of federated prime value obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Prime Value Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Value Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
29

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

31

Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Value Obligations Fund (the “Fund”)

(formerly, Prime Value Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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32

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
33

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
34

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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35

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N567
Cusip 60934N583
Cusip 60934N575

Q450527 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.18%	1.49%	2.79%	3.50%	2.91%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.23%[4]	0.20%[4]	0.20%	0.20%
Net investment income	0.17%	1.34%	2.67%	3.45%	2.82%
Expense waiver/reimbursement[5]	0.07%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,290,468	$14,743,753	$10,053,590	$6,652,945	$5,941,736
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22%, 0.23% and 0.20% for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.012	0.025	0.032	0.026
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.012	0.025	0.032	0.026
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.24%	2.54%	3.24%	2.65%
Ratios to Average Net Assets:
Net expenses	0.37%[4]	0.48%[4]	0.45%[4]	0.45%	0.45%
Net investment income	0.02%	1.13%	2.52%	3.20%	2.61%
Expense waiver/reimbursement[5]	0.17%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,950,703	$2,924,183	$2,623,669	$2,645,622	$2,066,260
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.37%, 0.48% and 0.45% for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.70	$1.09
Institutional Service Shares	$1,000	$1,000.00	$1.69[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.70	$1.10
Institutional Service Shares	$1,000	$1,023.11	$1.71[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.22%
Institutional Service Shares	0.34%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.2%
Municipal Notes	17.0%
Commercial Paper	3.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2010, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	3.9%
31-90 Days	6.7%
91-180 Days	3.5%
181 Days or more	6.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 5.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.280%, 8/5/2010	6,000,000
20,815,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	20,815,000
36,650,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	36,650,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	23,000,000
17,615,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 8/5/2010	17,615,000
3,040,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	3,040,000
75,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	75,000,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.470%, 8/6/2010	1,750,000
85,960,000		Mobile County, AL IDA, (Series 2010A) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 8/5/2010	85,960,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.290%, 8/2/2010	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.240%, 8/4/2010	3,000,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	5,000,000
168,600,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	168,600,000
13,285,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	13,285,000
Annual Shareholder Report

Principal Amount			Value
$14,200,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/4/2010	14,200,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/4/2010	10,000,000
1,800,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.690%, 8/5/2010	1,800,000
7,310,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.380%, 8/5/2010	7,310,000
41,700,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	41,700,000
		TOTAL	577,725,000
		Alaska – 0.3%
28,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 8/5/2010	28,620,000
		Arizona – 1.9%
3,275,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.260%, 8/4/2010	3,275,000
1,100,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2010	1,100,000
3,415,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2010	3,415,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.490%, 8/5/2010	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	5,000,000
7,200,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	7,331,189
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.270%, 8/4/2010	6,750,000
2,555,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,555,000
Annual Shareholder Report

Principal Amount			Value
$3,410,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.400%, 8/5/2010	3,410,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.250%, 8/4/2010	8,950,000
47,275,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	47,275,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	34,400,000
13,325,000		Scottsdale, AZ IDA, (series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.280%, 8/5/2010	3,345,000
3,735,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 8/4/2010	3,735,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.400%, 8/5/2010	4,835,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.270%, 8/5/2010	2,300,000
28,945,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	28,945,000
		TOTAL	199,896,189
		Arkansas – 0.2%
18,835,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	18,835,000
		California – 6.9%
75,055,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	75,055,000
50,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.320%, 8/5/2010	50,000,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.300%, 8/5/2010	10,000,000
3,000,000		California Health Facilities Financing Authority, (Series 2008B) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2010	3,000,000
Annual Shareholder Report

Principal Amount			Value
$9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.340%, 8/2/2010	9,000,000
10,250,000		California State Department of Water Resources Power Supply Program, (Series 2005G-5) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of Nova Scotia, Toronto and Fortis Bank SA/NV LIQs), 0.290%, 8/5/2010	10,250,000
22,000,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/10/2010	22,000,000
48,956,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/2/2010	48,956,000
16,290,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/11/2010	16,290,000
40,820,000		California State, GO Tax Exempt Notes, 0.39% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2010	40,820,000
61,505,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/16/2010	61,505,000
13,396,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/19/2010	13,396,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.310%, 8/5/2010	4,500,000
16,865,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 8/5/2010	16,865,000
Annual Shareholder Report

Principal Amount			Value
$50,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,166,319
24,340,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	24,340,000
12,050,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.260%, 8/5/2010	12,050,000
16,960,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/4/2010	16,960,000
35,000,000		Los Angeles, CA Wastewater System, (Series B), 0.30% CP, Mandatory Tender 8/19/2010	35,000,000
25,000,000		Los Angeles, CA Wastewater System, (Series C), 0.30% CP, Mandatory Tender 8/17/2010	25,000,000
25,000,000		Los Angeles, CA Wastewater System, (Series C), 0.30% CP, Mandatory Tender 8/19/2010	25,000,000
60,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	60,000,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.280%, 8/5/2010	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.280%, 8/5/2010	11,250,000
24,000,000		Regents of University of California, (Series A), 0.32% CP, Mandatory Tender 10/8/2010	24,000,000
10,500,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
16,200,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.260%, 8/5/2010	16,200,000
		TOTAL	703,273,319
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	6,510,000
23,580,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	23,580,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2007) Weekly VRDNs (Valor Christian Schools)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
Annual Shareholder Report

Principal Amount			Value
$15,425,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	15,425,000
2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	2,065,000
10,730,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.290%, 8/4/2010	10,730,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	8,625,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	11,765,000
21,305,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	21,305,000
		TOTAL	114,840,000
		Connecticut – 0.5%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	21,800,000
13,000,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 8/5/2010	13,000,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 8/5/2010	2,500,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,085,055
		TOTAL	47,385,055
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.270%, 8/5/2010	6,900,000
		District of Columbia – 0.4%
4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/6/2010	4,500,000
1,640,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,640,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,000,000
Annual Shareholder Report

Principal Amount			Value
$26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 8/5/2010	26,665,000
		TOTAL	36,805,000
		Florida – 8.6%
4,945,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.270%, 8/4/2010	4,945,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	42,020,000
2,500,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	2,500,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 8/5/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.280%, 8/5/2010	10,000,000
36,075,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 8/5/2010	36,075,000
21,105,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 8/5/2010	21,105,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	17,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 8/4/2010	13,250,000
15,550,000	[3,4]	Florida State Board of Education, (PZ-198), 0.45% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/5/2010	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	4,705,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	27,750,000
Annual Shareholder Report

Principal Amount			Value
$15,000,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.280%, 8/4/2010	15,000,000
4,505,000		Jacksonville, FL EDC, (Series 2008) Daily VRDNs (Shands Jacksonville Medical Center, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	4,505,000
3,500,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,500,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	6,505,000
70,600,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.270%, 8/2/2010	70,600,000
4,490,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	4,490,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	57,440,000
31,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	31,000,000
5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,300,000
10,625,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	10,625,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	4,500,000
40,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.270%, 8/5/2010	40,060,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.330%, 8/4/2010	12,600,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.330%, 8/4/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	10,000,000
Annual Shareholder Report

Principal Amount		Value
$8,875,000	Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	8,875,000
187,710,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.280%, 8/2/2010	187,710,000
9,820,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,820,000
2,125,000	Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/5/2010	2,125,000
	TOTAL	876,280,000
	Georgia – 3.0%
8,000,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.280%, 8/5/2010	8,000,000
6,810,000	Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	6,810,000
10,125,000	Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	10,125,000
21,500,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	21,500,000
7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.270%, 8/5/2010	7,550,000
275,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.250%, 8/4/2010	275,000
13,870,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	13,870,000
2,200,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,200,000
6,405,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.260%, 8/4/2010	6,405,000
80,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	80,000
4,850,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,850,000
Annual Shareholder Report

Principal Amount		Value
$4,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,000,000
7,200,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2010	7,200,000
4,100,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	4,100,000
8,605,000	Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.240%, 8/4/2010	8,605,000
9,855,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	9,855,000
40,910,000	Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 8/4/2010	40,910,000
2,990,000	Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.260%, 8/4/2010	2,990,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	3,800,000
7,500,000	Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	7,500,000
5,700,000	Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	5,700,000
11,700,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	11,700,000
5,500,000	Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.270%, 8/4/2010	5,500,000
13,765,000	Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	13,765,000
33,000,000	Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.310%, 8/4/2010	33,000,000
11,000,000	Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	11,000,000
22,890,000	Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	22,890,000
Annual Shareholder Report

Principal Amount			Value
$23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	23,000,000
5,600,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,600,000
		TOTAL	302,780,000
		Idaho – 0.9%
7,650,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.280%, 8/2/2010	7,650,000
43,100,000		Idaho Health Facilities Authority, (Series 2005) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(GTD by Bayerische Landesbank LIQ), 0.300%, 8/2/2010	43,100,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,577,810
		TOTAL	91,327,810
		Illinois – 8.1%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.280%, 8/5/2010	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.300%, 8/5/2010	30,450,000
18,850,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	18,850,000
78,550,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	78,550,000
7,735,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.280%, 8/5/2010	7,735,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.250%, 8/5/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	6,230,000
14,200,000		Chicago, IL O'Hare International Airport, 1984 (Series B) Weekly VRDNs (Societe Generale, Paris LOC), 0.270%, 8/4/2010	14,200,000
9,205,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 8/5/2010	9,205,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2010	12,500,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 8/5/2010	6,980,000
Annual Shareholder Report

Principal Amount			Value
$10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.330%, 8/5/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,900,000
53,400,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 8/4/2010	53,400,000
1,050,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.580%, 8/5/2010	1,050,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/4/2010	3,700,000
11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	11,980,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	4,220,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	18,000,000
12,625,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	12,625,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/4/2010	38,195,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.300%, 8/5/2010	5,185,000
11,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	11,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.310%, 8/4/2010	50,000,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/4/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.300%, 8/5/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.360% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	9,885,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	8,000,000
Annual Shareholder Report

Principal Amount			Value
$9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/4/2010	9,500,000
17,790,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2010	17,790,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.260%, 8/5/2010	19,570,000
24,620,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.250%, 8/4/2010	24,620,000
51,670,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	51,670,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	2,000,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/5/2010	75,000,000
19,970,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	19,970,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.270%, 8/5/2010	14,855,000
6,555,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.260%, 8/4/2010	6,555,000
13,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 8/5/2010	13,525,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.340%, 8/5/2010	9,995,000
		TOTAL	832,285,000
		Indiana – 2.5%
68,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	68,000,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2010	5,100,000
7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	7,580,000
Annual Shareholder Report

Principal Amount		Value
$17,500,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	17,500,000
25,345,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.430%, 8/5/2010	25,345,000
22,000,000	Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	22,000,000
5,185,000	Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 8/5/2010	5,185,000
3,590,000	Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 8/5/2010	3,590,000
15,045,000	Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 8/5/2010	15,045,000
22,775,000	Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	22,775,000
52,500,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/2/2010	52,500,000
1,715,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.530%, 8/4/2010	1,715,000
6,265,000	Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	6,265,000
	TOTAL	252,600,000
	Iowa – 0.5%
2,000,000	Iowa Finance Authority — Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	2,000,000
13,485,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	13,485,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	40,000,000
	TOTAL	55,485,000
	Kansas – 0.3%
24,890,000	Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	24,985,877
Annual Shareholder Report

Principal Amount			Value
$10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.280%, 8/5/2010	10,195,000
		TOTAL	35,180,877
		Kentucky – 0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	20,080,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.300%, 8/5/2010	6,650,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.270%, 8/5/2010	57,180,000
4,850,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 8/6/2010	4,850,000
		TOTAL	88,760,000
		Louisiana – 1.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.360%, 8/4/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	3,350,000
9,500,000		Louisiana PFA, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/2/2010	9,500,000
3,000,000		Louisiana PFA, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.240%, 8/4/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 8/5/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.36% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/5/2010	37,830,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.380%, 8/5/2010	6,435,000
15,940,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	15,940,000
		TOTAL	187,055,000
Annual Shareholder Report

Principal Amount			Value
		Maine – 0.0%
$3,385,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	3,385,000
		Maryland – 1.2%
4,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.280%, 8/5/2010	4,950,000
8,855,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 8/4/2010	8,855,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,775,000
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	3,555,000
200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 8/6/2010	200,000
3,780,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	3,780,000
1,375,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,375,000
3,500,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/2/2010	3,500,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,435,000
550,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	550,000
3,100,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.480%, 8/5/2010	3,100,000
2,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	2,900,000
Annual Shareholder Report

Principal Amount			Value
$4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/4/2010	4,900,000
21,170,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/6/2010	21,170,000
4,500,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	4,500,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	3,150,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/6/2010	10,410,000
14,200,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	14,200,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 8/3/2010	1,734,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/3/2010	1,230,000
2,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/6/2010	2,780,000
600,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 8/2/2010	600,000
9,680,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	9,680,000
		TOTAL	127,639,000
		Massachusetts – 0.9%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,188,354
36,000,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 8/5/2010	36,000,000
9,975,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.280%, 8/4/2010	9,975,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,503,411
Annual Shareholder Report

Principal Amount			Value
$8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.370%, 8/5/2010	8,000,000
22,045,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2010	22,045,000
4,100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 8/5/2010	4,100,000
		TOTAL	90,811,765
		Michigan – 6.3%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/5/2010	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, (ROC RR II R-11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	15,900,000
9,420,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,420,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.750%, 8/4/2010	400,000
23,370,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.340%, 8/5/2010	23,370,000
1,750,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.250%, 8/2/2010	1,750,000
25,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/5/2010	25,500,000
37,460,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.290%, 8/5/2010	37,460,000
25,305,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.350%, 8/5/2010	25,305,000
60,720,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LOC), 0.320%, 8/4/2010	60,720,000
20,440,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.270%, 8/5/2010	20,440,000
Annual Shareholder Report

Principal Amount		Value
$6,440,000	Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	6,440,000
700,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	700,000
2,000,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 8/5/2010	2,000,000
3,480,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	3,480,000
47,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,038,582
22,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,018,736
10,000,000	Michigan State Building Authority, (Series 5), 0.370% CP (Bank of New York Mellon and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/16/2010	10,000,000
3,310,000	Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	3,310,000
10,000,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-6), 0.370%, 8/5/2010	10,000,000
10,500,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-7), 0.370%, 8/5/2010	10,500,000
7,100,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-8), 0.370%, 8/5/2010	7,100,000
6,000,000	Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	6,000,000
7,200,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	7,200,000
745,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 8/2/2010	745,000
10,000,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	10,000,000
7,700,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	7,700,000
9,170,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.270%, 8/5/2010	9,170,000
Annual Shareholder Report

Principal Amount			Value
$14,650,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.260%, 8/2/2010	14,650,000
2,455,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.270%, 8/5/2010	2,455,000
16,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.340%, 8/5/2010	16,280,000
3,000,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 8/5/2010	3,000,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Royal Bank of Scotland NV LOC), 0.450%, 8/5/2010	800,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	1,000,000
114,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	114,274,298
3,010,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	3,010,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	11,000,000
31,045,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	31,045,000
8,695,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.280%, 8/5/2010	8,695,000
5,135,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	5,135,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	3,345,000
30,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	30,200,000
		TOTAL	644,131,616
		Minnesota – 1.1%
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,000,000
1,200,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.290%, 8/5/2010	1,200,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/4/2010	2,300,000
Annual Shareholder Report

Principal Amount			Value
$2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.300%, 8/1/2010	2,600,000
11,900,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.260%, 8/5/2010	11,900,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.250%, 8/5/2010	6,345,000
13,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,020,951
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.280%, 8/5/2010	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	5,085,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	13,000,000
4,290,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2010	4,290,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 1.500%, 8/19/2011	5,049,750
38,300,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	38,300,000
4,250,000		St. Francis, MN ISD No. 015, (Series B), 1.00% TANs (GTD by Minnesota State), 1.00%, 9/20/2010	4,252,023
		TOTAL	116,477,724
		Mississippi – 0.1%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 8/5/2010	6,210,000
		Missouri – 1.3%
3,750,000		Kansas City, MO IDA, (Series 2001A) Weekly VRDNs (Bethesda Living Center)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	3,750,000
14,900,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/4/2010	14,900,000
5,135,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.220%, 8/4/2010	5,135,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	47,565,000
Annual Shareholder Report

Principal Amount			Value
$22,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.290%, 8/4/2010	22,500,000
17,600,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	17,600,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,263,770
		TOTAL	133,713,770
		Multi-State – 0.1%
9,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.330%, 8/5/2010	9,315,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/6/2010	3,485,000
		TOTAL	12,800,000
		Nebraska – 0.7%
74,745,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	74,745,000
		Nevada – 1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	26,700,000
54,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	54,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	28,500,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.240%, 8/5/2010	13,335,000
		TOTAL	129,885,000
		New Hampshire – 0.3%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.330%, 8/2/2010	26,260,000
		New Jersey – 1.8%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	21,000,000
Annual Shareholder Report

Principal Amount			Value
$3,525,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.320%, 8/4/2010	3,525,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	25,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.290%, 8/5/2010	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,364,197
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,150,924
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,072,452
		TOTAL	183,032,573
		New Mexico – 1.2%
7,000,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York Mellon LOC), Mandatory Tender 10/6/2010	7,000,000
117,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	117,000,000
		TOTAL	124,000,000
		New York – 7.3%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,104,340
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,426,114
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	12,350,000
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	21,000,320
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.330%, 8/4/2010	31,750,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	32,420,000
12,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/2/2010	12,000,000
25,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/2/2010	25,000,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II -12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	17,325,000
Annual Shareholder Report

Principal Amount			Value
$24,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/4/2010	24,000,000
46,150,000		New York City, NY, (2003 Series C-4) Weekly VRDNs (BNP Paribas SA LOC), 0.230%, 8/4/2010	46,150,000
16,100,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 8/2/2010	16,100,000
8,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 8/2/2010	8,500,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 8/4/2010	15,000,000
120,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.290%, 8/5/2010	120,000,000
194,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center), Mandatory Tender 1/18/2011	194,000,000
35,300,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	35,300,000
15,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	15,500,000
11,000,000		Tonawanda, NY, 1.50% BANs, 9/9/2010	11,008,274
50,665,000		Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	50,888,992
28,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.250%, 8/4/2010	28,000,000
		TOTAL	744,823,040
		North Carolina – 1.7%
68,830,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 8/5/2010	68,830,000
12,405,000		Charlotte, NC, 0.42% CP (Bank of America N.A. LIQ), Mandatory Tender 2/2/2011	12,405,000
19,660,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.380%, 8/5/2010	19,660,000
9,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/4/2010	9,495,000
3,155,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,155,000
39,800,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.270%, 8/4/2010	39,800,000
Annual Shareholder Report

Principal Amount		Value
$2,200,000	North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	2,200,000
7,910,000	North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.280%, 8/2/2010	7,910,000
7,550,000	North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	7,550,000
4,595,000	North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,595,000
	TOTAL	175,600,000
	Ohio – 3.8%
3,125,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.290%, 8/5/2010	3,125,000
7,000,000	Akron, OH, 1.25% BANs, 12/9/2010	7,016,046
9,285,000	Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 0.680%, 8/5/2010	9,285,000
1,825,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,825,000
6,725,000	Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/5/2010	6,725,000
9,175,000	Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.250%, 8/5/2010	9,175,000
8,000,000	Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,028,172
11,205,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	11,205,000
4,595,000	Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	4,595,000
21,830,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	21,830,000
2,075,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	2,075,000
7,885,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	7,885,000
24,590,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2010	24,590,000
5,463,000	Green City, OH, 1.50% BANs, 7/7/2011	5,508,517
Annual Shareholder Report

Principal Amount		Value
$4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	4,615,000
9,000,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.280%, 8/5/2010	9,000,000
15,555,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	15,555,000
34,035,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	34,035,000
3,575,000	Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.600%, 8/5/2010	3,575,000
3,895,000	Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.600%, 8/5/2010	3,895,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	9,305,000
8,660,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	8,660,000
40,000,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	40,000,000
26,500,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	26,500,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.360%, 8/5/2010	8,800,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 8/5/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2010	10,700,000
4,500,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.250%, 8/4/2010	4,500,000
7,850,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	7,850,000
3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	3,925,000
Annual Shareholder Report

Principal Amount		Value
$3,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,000,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.390%, 8/5/2010	14,085,000
5,700,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.270%, 8/5/2010	5,700,000
4,900,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	4,900,000
4,785,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	4,785,000
665,000	University of Cincinnati, OH, (Series 2008B) Weekly VRDNs (Bayerische Landesbank LOC), 0.430%, 8/5/2010	665,000
2,610,000	University of Cincinnati, OH, (Series 2010D), 1.25% BANs, 12/16/2010	2,617,562
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 8/5/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	20,000,000
5,970,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	5,970,000
	TOTAL	391,805,297
	Oklahoma – 0.1%
7,575,000	Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.750%, 8/5/2010	7,575,000
7,545,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	7,545,000
	TOTAL	15,120,000
	Oregon – 0.3%
34,800,000	Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 8/4/2010	34,800,000
	Pennsylvania – 7.1%
6,915,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.300%, 8/5/2010	6,915,000
3,000,000	Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 8/5/2010	3,000,000
Annual Shareholder Report

Principal Amount		Value
$4,240,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	4,240,000
600,000	Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	600,000
10,000,000	Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 8/4/2010	10,000,000
24,235,000	Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 8/4/2010	24,235,000
9,725,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.280%, 8/5/2010	9,725,000
5,965,000	Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	5,965,000
3,900,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 8/5/2010	3,900,000
10,000,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	10,000,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.440%, 8/4/2010	4,800,000
5,740,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	5,740,000
2,500,000	Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	2,500,000
3,090,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.220%, 8/5/2010	3,090,000
4,120,000	Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 8/5/2010	4,120,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.270%, 8/4/2010	3,000,000
1,500,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.270%, 8/5/2010	1,500,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	7,900,000
4,000,000	Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.310%, 8/5/2010	4,000,000
7,845,000	Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/5/2010	7,845,000
Annual Shareholder Report

Principal Amount			Value
$6,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.300%, 8/5/2010	6,805,000
3,290,000		Dallastown Area School District, PA, (Series 2010) VRNs, 1.530%, 10/1/2010	3,303,357
5,745,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.260%, 8/5/2010	5,745,000
10,790,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 8/4/2010	10,790,000
2,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	2,500,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 8/5/2010	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.500% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,150,159
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 8/5/2010	4,000,000
3,900,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.320%, 8/2/2010	3,900,000
14,745,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	14,745,000
49,725,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 8/5/2010	49,725,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 8/4/2010	8,650,000
10,515,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.280%, 8/5/2010	10,515,000
5,365,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	5,365,000
20,180,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	20,180,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.500%, 8/4/2010	1,000,000
300,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.360%, 8/5/2010	300,000
12,200,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	12,200,000
4,700,000		Pennsylvania EDFA, (Series 2009C), 0.62% CP (PPL Energy Supply LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	4,700,000
Annual Shareholder Report

Principal Amount			Value
$4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.260%, 8/5/2010	4,000,000
8,890,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	8,890,000
11,460,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	11,460,000
3,750,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	3,750,000
6,700,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	6,700,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/5/2010	5,030,000
11,860,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thuringen LOC), 0.290%, 8/5/2010	11,860,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.270%, 8/5/2010	3,000,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	3,050,000
2,800,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2010	2,800,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2010	9,500,000
10,665,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	10,665,000
7,325,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	7,325,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.290%, 8/5/2010	20,000,000
3,900,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,900,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	29,900,000
35,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,412,248
Annual Shareholder Report

Principal Amount		Value
$86,875,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 8/5/2010	86,875,000
34,305,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	34,305,000
30,370,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/5/2010	30,370,000
20,500,000	Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	20,500,000
3,890,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 8/5/2010	3,890,000
8,400,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/6/2010	8,400,000
7,700,000	Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/4/2010	7,700,000
12,040,000	Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.260%, 8/5/2010	12,040,000
6,000,000	Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 8/5/2010	6,000,000
10,905,000	Westmoreland County, PA IDA, (Series 2005B) Weekly VRDNs (Redstone Presbyterian Seniorcare Obligated Group)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,905,000
	TOTAL	724,870,764
	Rhode Island – 0.5%
50,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	50,680,231
	South Carolina – 0.8%
53,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 8/5/2010	53,695,000
4,600,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	4,600,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2010	9,110,000
Annual Shareholder Report

Principal Amount			Value
$5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,170,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	4,500,000
		TOTAL	84,075,000
		Tennessee – 1.0%
5,675,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Greenville, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	5,675,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	5,430,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	3,030,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	5,000,000
9,605,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.280%, 8/2/2010	9,605,000
5,500,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.420%, 8/5/2010	5,500,000
11,325,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	11,325,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	8,000,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.370%, 8/5/2010	25,750,000
4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,865,000
3,760,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.350%, 8/4/2010	3,760,000
Annual Shareholder Report

Principal Amount			Value
$7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.280%, 8/5/2010	7,225,000
		TOTAL	99,465,000
		Texas – 9.6%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 8/4/2010	9,680,000
25,325,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.330%, 8/5/2010	25,325,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.290%, 8/5/2010	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.310%, 8/5/2010	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.810%, 8/5/2010	8,430,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	11,500,000
10,380,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	10,380,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.30% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2010	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2010	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	6,310,000
20,275,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/2/2010	20,275,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.300%, 8/5/2010	13,000,000
24,500,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.230%, 8/5/2010	24,500,000
Annual Shareholder Report

Principal Amount			Value
$11,750,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2010	11,750,000
83,700,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/5/2010	83,700,000
9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.810%, 8/5/2010	9,710,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.240%, 8/1/2010	4,660,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C), 0.36% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	18,965,000
26,505,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.300%, 8/5/2010	26,505,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 8/4/2010	28,000,000
160,400,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.410%, 8/5/2010	160,400,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	409,029,787
10,400,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	10,400,000
		TOTAL	978,949,787
		Utah – 0.8%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.280%, 8/4/2010	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.280%, 8/5/2010	47,500,000
		TOTAL	81,715,000
Annual Shareholder Report

Principal Amount		Value
	Vermont – 0.2%
$9,555,000	Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	9,555,000
9,115,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.350%, 8/2/2010	9,115,000
	TOTAL	18,670,000
	Virginia – 1.8%
3,700,000	Albemarle County, VA EDA, (Series 2008C) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	3,700,000
15,040,000	Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/4/2010	15,040,000
11,203,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.270%, 8/5/2010	11,203,000
2,865,000	Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,865,000
4,600,000	Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.280%, 8/4/2010	4,600,000
4,400,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	4,400,000
12,170,000	Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	12,170,000
24,295,000	Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	24,295,000
5,875,000	Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	5,875,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	21,000,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	21,000,000
9,250,000	Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010 C), 0.400%, 8/5/2010	9,250,000
5,915,000	Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	5,915,000
Annual Shareholder Report

Principal Amount			Value
$29,550,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 8/2/2010	29,550,000
7,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 8/2/2010	7,000,000
6,810,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	6,810,000
		TOTAL	184,673,000
		Washington – 0.9%
3,385,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	3,385,000
9,900,000		Port of Tacoma, WA, (Series 2008B: Subordinate Lien) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 8/2/2010	9,900,000
13,000,000		Snohomish County, WA Public Utility District No. 1, (Series 2009B), 2.00% BANs, 8/5/2010	13,002,178
3,800,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.250%, 8/2/2010	3,800,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	17,100,000
5,895,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	5,895,000
36,570,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	36,570,000
		TOTAL	89,652,178
		Wisconsin – 4.0%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.330%, 8/5/2010	22,000,000
4,500,000		Jefferson, WI School District, 1.80% BANs, 6/1/2011	4,508,921
3,000,000		Manitowoc County, WI, 1.75% BANs, 10/1/2010	3,005,235
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,751,726
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,003,584
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	3,935,000
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,208,355
Annual Shareholder Report

Principal Amount		Value
$6,005,000	Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	6,005,000
51,000,000	Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.300%, 8/5/2010	51,000,000
10,400,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	10,400,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.270%, 8/5/2010	3,770,000
6,490,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	6,490,000
4,040,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/5/2010	4,040,000
20,000,000	Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	20,000,000
39,400,000	Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	39,400,000
212,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	215,255,393
	TOTAL	410,773,214
	Wyoming – 0.1%
9,000,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	9,000,000
3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2010	3,760,000
	TOTAL	12,760,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	10,227,557,209
	OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	13,613,860
	TOTAL NET ASSETS — 100%	$10,241,171,069

At July 31, 2010, the Fund held no securities subject to the federal alternative minimum tax (AMT).

Annual Shareholder Report

1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in the highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security. At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $1,395,320,000, which represented 13.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $1,395,320,000, which represented 13.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Financing Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligations
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PFA	— Public Facilities Authority
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$10,227,557,209
Cash		532,215
Income receivable		19,374,040
Receivable for shares sold		295,941
TOTAL ASSETS		10,247,759,405
Liabilities:
Payable for investments purchased	$5,558,639
Payable for shares redeemed	139,049
Income distribution payable	545,375
Payable for Directors'/Trustees' fees	12,515
Payable for shareholder services fee (Note 5)	129,738
Accrued expenses	203,020
TOTAL LIABILITIES		6,588,336
Net assets for 10,241,264,601 shares outstanding		$10,241,171,069
Net Assets Consist of:
Paid-in capital		$10,241,245,118
Accumulated net realized gain on investments		20,194
Distributions in excess of net investment income		(94,243)
TOTAL NET ASSETS		$10,241,171,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,290,468,208 ÷ 8,290,876,466 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,950,702,861 ÷ 1,950,388,135 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$53,161,460
Expenses:
Investment adviser fee (Note 5)		$27,115,970
Administrative personnel and services fee (Note 5)		10,553,448
Custodian fees		454,789
Transfer and dividend disbursing agent fees and expenses		69,630
Directors'/Trustees' fees		100,220
Auditing fees		19,500
Legal fees		37,765
Portfolio accounting fees		176,631
Shareholder services fee — Institutional Service Shares (Note 5)		4,637,922
Account administration fee — Institutional Service Shares		1,227,087
Share registration costs		174,534
Printing and postage		40,947
Insurance premiums		37,544
Miscellaneous		658,673
TOTAL EXPENSES		45,304,660
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(9,459,569)
Waiver of administrative personnel and services fee (Note 5)	(235,822)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(1,781,134)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(570,640)
Reduction of custodian fees (Note 6)	(169,927)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(12,217,092)
Net expenses			33,087,568
Net investment income			20,073,892
Net realized gain on investments			765,382
Change in net assets resulting from operations			$20,839,274

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,073,892	$187,869,366
Net realized gain on investments	765,382	990,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,839,274	188,860,098
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,584,653)	(157,096,111)
Institutional Service Shares	(580,819)	(30,890,006)
Distributions from net realized gain on investments
Institutional Shares	(1,323,607)	(1,996,665)
Institutional Service Shares	(279,914)	(491,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,768,993)	(190,474,124)
Share Transactions:
Proceeds from sale of shares	42,027,864,810	56,367,850,018
Net asset value of shares issued to shareholders in payment of distributions declared	9,656,583	82,255,114
Cost of shares redeemed	(49,463,356,477)	(51,457,814,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,425,835,084)	4,992,291,048
Change in net assets	(7,426,764,803)	4,990,677,022
Net Assets:
Beginning of period	17,667,935,872	12,677,258,850
End of period (including distributions in excess of net investment income of $(94,243) and $(2,663), respectively)	$10,241,171,069	$17,667,935,872

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (formerly, Tax-Free Obligations Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,309,415,542	$37,309,415,542	48,916,295,052	$48,916,295,052
Shares issued to shareholders in payment of distributions declared	9,285,945	9,285,945	69,313,162	69,313,162
Shares redeemed	(43,771,232,041)	(43,771,232,041)	(44,294,123,154)	(44,294,123,154)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,452,530,554)	$(6,452,530,554)	4,691,485,060	$4,691,485,060
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,718,449,268	$4,718,449,268	7,451,554,966	$7,451,554,966
Shares issued to shareholders in payment of distributions declared	370,638	370,638	12,941,952	12,941,952
Shares redeemed	(5,692,124,436)	(5,692,124,436)	(7,163,690,930)	(7,163,690,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(973,304,530)	$(973,304,530)	300,805,988	$300,805,988
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,425,835,084)	$(7,425,835,084)	4,992,291,048	$4,992,291,048

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$20,165,472	$187,986,117
Ordinary income[1]	$332,661	$1,104,864
Long-term capital gains	$1,270,860	$1,383,143
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(94,243)
Undistributed long-term capital gain	$20,194
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $9,459,569 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $235,822 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $570,640 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $1,781,134 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; Annual Shareholder Report

or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,624,016,000 and $6,955,195,500, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2010, the Fund's expenses were reduced by $169,927 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging Annual Shareholder Report excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2010, the amount of long-term capital gains designated by the Fund was $1,270,860.

For the year ended July 31, 2010, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS of federated tax-free obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Tax-Free Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Tax-Free Obligations Fund (the “Fund”)

(formerly, Tax-Free Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401
Cusip 60934N880

Q450528 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.18%	1.49%	2.79%	3.50%	2.91%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.23%[4]	0.20%[4]	0.20%	0.20%
Net investment income	0.17%	1.34%	2.67%	3.45%	2.82%
Expense waiver/reimbursement[5]	0.07%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,290,468	$14,743,753	$10,053,590	$6,652,945	$5,941,736
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22%, 0.23% and 0.20% for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.70	$1.09
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.70	$1.10
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.2%
Municipal Notes	17.0%
Commercial Paper	3.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At July 31, 2010, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	3.9%
31-90 Days	6.7%
91-180 Days	3.5%
181 Days or more	6.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

July 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 5.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.280%, 8/5/2010	6,000,000
20,815,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	20,815,000
36,650,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	36,650,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	23,000,000
17,615,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 8/5/2010	17,615,000
3,040,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	3,040,000
75,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.500%, 8/5/2010	75,000,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.470%, 8/6/2010	1,750,000
85,960,000		Mobile County, AL IDA, (Series 2010A) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 8/5/2010	85,960,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.290%, 8/2/2010	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.240%, 8/4/2010	3,000,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	5,000,000
168,600,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 8/2/2010	168,600,000
13,285,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	13,285,000
Annual Shareholder Report
4

Principal Amount			Value
$14,200,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/4/2010	14,200,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/4/2010	10,000,000
1,800,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.690%, 8/5/2010	1,800,000
7,310,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.380%, 8/5/2010	7,310,000
41,700,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	41,700,000
		TOTAL	577,725,000
		Alaska – 0.3%
28,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 8/5/2010	28,620,000
		Arizona – 1.9%
3,275,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.260%, 8/4/2010	3,275,000
1,100,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2010	1,100,000
3,415,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2010	3,415,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.490%, 8/5/2010	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	5,000,000
7,200,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	7,331,189
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.270%, 8/4/2010	6,750,000
2,555,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,555,000
Annual Shareholder Report
5

Principal Amount			Value
$3,410,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.400%, 8/5/2010	3,410,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.250%, 8/4/2010	8,950,000
47,275,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	47,275,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	34,400,000
13,325,000		Scottsdale, AZ IDA, (series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.280%, 8/5/2010	3,345,000
3,735,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 8/4/2010	3,735,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.400%, 8/5/2010	4,835,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.270%, 8/5/2010	2,300,000
28,945,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	28,945,000
		TOTAL	199,896,189
		Arkansas – 0.2%
18,835,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	18,835,000
		California – 6.9%
75,055,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	75,055,000
50,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.320%, 8/5/2010	50,000,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.300%, 8/5/2010	10,000,000
3,000,000		California Health Facilities Financing Authority, (Series 2008B) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.220%, 8/4/2010	3,000,000
Annual Shareholder Report
6

Principal Amount			Value
$9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.340%, 8/2/2010	9,000,000
10,250,000		California State Department of Water Resources Power Supply Program, (Series 2005G-5) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of Nova Scotia, Toronto and Fortis Bank SA/NV LIQs), 0.290%, 8/5/2010	10,250,000
22,000,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/10/2010	22,000,000
48,956,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/2/2010	48,956,000
16,290,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/11/2010	16,290,000
40,820,000		California State, GO Tax Exempt Notes, 0.39% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/9/2010	40,820,000
61,505,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/16/2010	61,505,000
13,396,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 8/19/2010	13,396,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.310%, 8/5/2010	4,500,000
16,865,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.270%, 8/5/2010	16,865,000
Annual Shareholder Report
7

Principal Amount			Value
$50,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,166,319
24,340,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	24,340,000
12,050,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.260%, 8/5/2010	12,050,000
16,960,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/4/2010	16,960,000
35,000,000		Los Angeles, CA Wastewater System, (Series B), 0.30% CP, Mandatory Tender 8/19/2010	35,000,000
25,000,000		Los Angeles, CA Wastewater System, (Series C), 0.30% CP, Mandatory Tender 8/17/2010	25,000,000
25,000,000		Los Angeles, CA Wastewater System, (Series C), 0.30% CP, Mandatory Tender 8/19/2010	25,000,000
60,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 8/5/2010	60,000,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.280%, 8/5/2010	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.280%, 8/5/2010	11,250,000
24,000,000		Regents of University of California, (Series A), 0.32% CP, Mandatory Tender 10/8/2010	24,000,000
10,500,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
16,200,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.260%, 8/5/2010	16,200,000
		TOTAL	703,273,319
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	6,510,000
23,580,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	23,580,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2007) Weekly VRDNs (Valor Christian Schools)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,000,000
Annual Shareholder Report
8

Principal Amount			Value
$15,425,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	15,425,000
2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 8/5/2010	2,065,000
10,730,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.290%, 8/4/2010	10,730,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	8,625,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	11,765,000
21,305,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	21,305,000
		TOTAL	114,840,000
		Connecticut – 0.5%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	21,800,000
13,000,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 8/5/2010	13,000,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 8/5/2010	2,500,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,085,055
		TOTAL	47,385,055
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.270%, 8/5/2010	6,900,000
		District of Columbia – 0.4%
4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/6/2010	4,500,000
1,640,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,640,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,000,000
Annual Shareholder Report
9

Principal Amount			Value
$26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 8/5/2010	26,665,000
		TOTAL	36,805,000
		Florida – 8.6%
4,945,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.270%, 8/4/2010	4,945,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	42,020,000
2,500,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	2,500,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 8/5/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.280%, 8/5/2010	10,000,000
36,075,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 8/5/2010	36,075,000
21,105,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 8/5/2010	21,105,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	17,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 8/4/2010	13,250,000
15,550,000	[3,4]	Florida State Board of Education, (PZ-198), 0.45% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/5/2010	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	4,705,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 8/5/2010	27,750,000
Annual Shareholder Report
10

Principal Amount			Value
$15,000,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.280%, 8/4/2010	15,000,000
4,505,000		Jacksonville, FL EDC, (Series 2008) Daily VRDNs (Shands Jacksonville Medical Center, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	4,505,000
3,500,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,500,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	6,505,000
70,600,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.270%, 8/2/2010	70,600,000
4,490,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	4,490,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	57,440,000
31,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	31,000,000
5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,300,000
10,625,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	10,625,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	4,500,000
40,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.270%, 8/5/2010	40,060,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.330%, 8/4/2010	12,600,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.330%, 8/4/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	10,000,000
Annual Shareholder Report
11

Principal Amount		Value
$8,875,000	Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	8,875,000
187,710,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.280%, 8/2/2010	187,710,000
9,820,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,820,000
2,125,000	Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/5/2010	2,125,000
	TOTAL	876,280,000
	Georgia – 3.0%
8,000,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.280%, 8/5/2010	8,000,000
6,810,000	Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	6,810,000
10,125,000	Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	10,125,000
21,500,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	21,500,000
7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.270%, 8/5/2010	7,550,000
275,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.250%, 8/4/2010	275,000
13,870,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	13,870,000
2,200,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2010	2,200,000
6,405,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.260%, 8/4/2010	6,405,000
80,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	80,000
4,850,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,850,000
Annual Shareholder Report
12

Principal Amount		Value
$4,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,000,000
7,200,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2010	7,200,000
4,100,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	4,100,000
8,605,000	Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.240%, 8/4/2010	8,605,000
9,855,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	9,855,000
40,910,000	Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 8/4/2010	40,910,000
2,990,000	Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.260%, 8/4/2010	2,990,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	3,800,000
7,500,000	Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	7,500,000
5,700,000	Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	5,700,000
11,700,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.290%, 8/2/2010	11,700,000
5,500,000	Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.270%, 8/4/2010	5,500,000
13,765,000	Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	13,765,000
33,000,000	Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.310%, 8/4/2010	33,000,000
11,000,000	Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	11,000,000
22,890,000	Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	22,890,000
Annual Shareholder Report
13

Principal Amount			Value
$23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	23,000,000
5,600,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,600,000
		TOTAL	302,780,000
		Idaho – 0.9%
7,650,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.280%, 8/2/2010	7,650,000
43,100,000		Idaho Health Facilities Authority, (Series 2005) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(GTD by Bayerische Landesbank LIQ), 0.300%, 8/2/2010	43,100,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,577,810
		TOTAL	91,327,810
		Illinois – 8.1%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.280%, 8/5/2010	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.300%, 8/5/2010	30,450,000
18,850,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	18,850,000
78,550,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	78,550,000
7,735,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.280%, 8/5/2010	7,735,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.250%, 8/5/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	6,230,000
14,200,000		Chicago, IL O'Hare International Airport, 1984 (Series B) Weekly VRDNs (Societe Generale, Paris LOC), 0.270%, 8/4/2010	14,200,000
9,205,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 8/5/2010	9,205,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 8/4/2010	12,500,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 8/5/2010	6,980,000
Annual Shareholder Report
14

Principal Amount			Value
$10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.330%, 8/5/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,900,000
53,400,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 8/4/2010	53,400,000
1,050,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.580%, 8/5/2010	1,050,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/4/2010	3,700,000
11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	11,980,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	4,220,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	18,000,000
12,625,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	12,625,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/4/2010	38,195,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.300%, 8/5/2010	5,185,000
11,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	11,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.310%, 8/4/2010	50,000,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/4/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.300%, 8/5/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.360% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	9,885,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	8,000,000
Annual Shareholder Report
15

Principal Amount			Value
$9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/4/2010	9,500,000
17,790,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/2/2010	17,790,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.260%, 8/5/2010	19,570,000
24,620,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.250%, 8/4/2010	24,620,000
51,670,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	51,670,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	2,000,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/5/2010	75,000,000
19,970,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	19,970,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.270%, 8/5/2010	14,855,000
6,555,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.260%, 8/4/2010	6,555,000
13,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 8/5/2010	13,525,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.340%, 8/5/2010	9,995,000
		TOTAL	832,285,000
		Indiana – 2.5%
68,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	68,000,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2010	5,100,000
7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	7,580,000
Annual Shareholder Report
16

Principal Amount		Value
$17,500,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	17,500,000
25,345,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.430%, 8/5/2010	25,345,000
22,000,000	Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	22,000,000
5,185,000	Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 8/5/2010	5,185,000
3,590,000	Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 8/5/2010	3,590,000
15,045,000	Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 8/5/2010	15,045,000
22,775,000	Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	22,775,000
52,500,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/2/2010	52,500,000
1,715,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.530%, 8/4/2010	1,715,000
6,265,000	Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	6,265,000
	TOTAL	252,600,000
	Iowa – 0.5%
2,000,000	Iowa Finance Authority — Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.270%, 8/2/2010	2,000,000
13,485,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	13,485,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 8/5/2010	40,000,000
	TOTAL	55,485,000
	Kansas – 0.3%
24,890,000	Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	24,985,877
Annual Shareholder Report
17

Principal Amount			Value
$10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.280%, 8/5/2010	10,195,000
		TOTAL	35,180,877
		Kentucky – 0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	20,080,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.300%, 8/5/2010	6,650,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.270%, 8/5/2010	57,180,000
4,850,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 8/6/2010	4,850,000
		TOTAL	88,760,000
		Louisiana – 1.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.360%, 8/4/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.380%, 8/4/2010	3,350,000
9,500,000		Louisiana PFA, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/2/2010	9,500,000
3,000,000		Louisiana PFA, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.240%, 8/4/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 8/5/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.36% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/5/2010	37,830,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.380%, 8/5/2010	6,435,000
15,940,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	15,940,000
		TOTAL	187,055,000
Annual Shareholder Report
18

Principal Amount			Value
		Maine – 0.0%
$3,385,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	3,385,000
		Maryland – 1.2%
4,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.280%, 8/5/2010	4,950,000
8,855,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 8/4/2010	8,855,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,775,000
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	3,555,000
200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 8/6/2010	200,000
3,780,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	3,780,000
1,375,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	1,375,000
3,500,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/2/2010	3,500,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,435,000
550,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 8/3/2010	550,000
3,100,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.480%, 8/5/2010	3,100,000
2,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/4/2010	2,900,000
Annual Shareholder Report
19

Principal Amount			Value
$4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 8/4/2010	4,900,000
21,170,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/6/2010	21,170,000
4,500,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	4,500,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	3,150,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/6/2010	10,410,000
14,200,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	14,200,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 8/3/2010	1,734,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/3/2010	1,230,000
2,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/6/2010	2,780,000
600,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 8/2/2010	600,000
9,680,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	9,680,000
		TOTAL	127,639,000
		Massachusetts – 0.9%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,188,354
36,000,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 8/5/2010	36,000,000
9,975,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.280%, 8/4/2010	9,975,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,503,411
Annual Shareholder Report
20

Principal Amount			Value
$8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.370%, 8/5/2010	8,000,000
22,045,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2010	22,045,000
4,100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 8/5/2010	4,100,000
		TOTAL	90,811,765
		Michigan – 6.3%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.280%, 8/5/2010	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, (ROC RR II R-11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 8/5/2010	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	15,900,000
9,420,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	9,420,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.750%, 8/4/2010	400,000
23,370,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.340%, 8/5/2010	23,370,000
1,750,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.250%, 8/2/2010	1,750,000
25,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/5/2010	25,500,000
37,460,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.290%, 8/5/2010	37,460,000
25,305,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.350%, 8/5/2010	25,305,000
60,720,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LOC), 0.320%, 8/4/2010	60,720,000
20,440,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.270%, 8/5/2010	20,440,000
Annual Shareholder Report
21

Principal Amount		Value
$6,440,000	Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	6,440,000
700,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	700,000
2,000,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 8/5/2010	2,000,000
3,480,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	3,480,000
47,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,038,582
22,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,018,736
10,000,000	Michigan State Building Authority, (Series 5), 0.370% CP (Bank of New York Mellon and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/16/2010	10,000,000
3,310,000	Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	3,310,000
10,000,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-6), 0.370%, 8/5/2010	10,000,000
10,500,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-7), 0.370%, 8/5/2010	10,500,000
7,100,000	Michigan State Financial Authority, (Ascension Health Credit Group), (Subseries F-8), 0.370%, 8/5/2010	7,100,000
6,000,000	Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	6,000,000
7,200,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	7,200,000
745,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 8/2/2010	745,000
10,000,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 8/4/2010	10,000,000
7,700,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	7,700,000
9,170,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.270%, 8/5/2010	9,170,000
Annual Shareholder Report
22

Principal Amount			Value
$14,650,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.260%, 8/2/2010	14,650,000
2,455,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.270%, 8/5/2010	2,455,000
16,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.340%, 8/5/2010	16,280,000
3,000,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 8/5/2010	3,000,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Royal Bank of Scotland NV LOC), 0.450%, 8/5/2010	800,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	1,000,000
114,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	114,274,298
3,010,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2010	3,010,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	11,000,000
31,045,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	31,045,000
8,695,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.280%, 8/5/2010	8,695,000
5,135,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	5,135,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	3,345,000
30,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	30,200,000
		TOTAL	644,131,616
		Minnesota – 1.1%
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	1,000,000
1,200,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.290%, 8/5/2010	1,200,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/4/2010	2,300,000
Annual Shareholder Report
23

Principal Amount			Value
$2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.300%, 8/1/2010	2,600,000
11,900,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.260%, 8/5/2010	11,900,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.250%, 8/5/2010	6,345,000
13,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,020,951
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.280%, 8/5/2010	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.290%, 8/6/2010	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	5,085,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	13,000,000
4,290,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2010	4,290,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 1.500%, 8/19/2011	5,049,750
38,300,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	38,300,000
4,250,000		St. Francis, MN ISD No. 015, (Series B), 1.00% TANs (GTD by Minnesota State), 1.00%, 9/20/2010	4,252,023
		TOTAL	116,477,724
		Mississippi – 0.1%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 8/5/2010	6,210,000
		Missouri – 1.3%
3,750,000		Kansas City, MO IDA, (Series 2001A) Weekly VRDNs (Bethesda Living Center)/(Bank of America N.A. LOC), 0.250%, 8/5/2010	3,750,000
14,900,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/4/2010	14,900,000
5,135,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.220%, 8/4/2010	5,135,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 8/4/2010	47,565,000
Annual Shareholder Report
24

Principal Amount			Value
$22,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.290%, 8/4/2010	22,500,000
17,600,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	17,600,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,263,770
		TOTAL	133,713,770
		Multi-State – 0.1%
9,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.330%, 8/5/2010	9,315,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wells Fargo Bank, N.A. LOC), 0.400%, 8/6/2010	3,485,000
		TOTAL	12,800,000
		Nebraska – 0.7%
74,745,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	74,745,000
		Nevada – 1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	26,700,000
54,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	54,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 8/5/2010	28,500,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.240%, 8/5/2010	13,335,000
		TOTAL	129,885,000
		New Hampshire – 0.3%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.330%, 8/2/2010	26,260,000
		New Jersey – 1.8%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 8/5/2010	21,000,000
Annual Shareholder Report
25

Principal Amount			Value
$3,525,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.320%, 8/4/2010	3,525,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 8/5/2010	25,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.290%, 8/5/2010	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,364,197
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,150,924
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,072,452
		TOTAL	183,032,573
		New Mexico – 1.2%
7,000,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York Mellon LOC), Mandatory Tender 10/6/2010	7,000,000
117,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	117,000,000
		TOTAL	124,000,000
		New York – 7.3%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,104,340
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,426,114
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	12,350,000
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	21,000,320
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.330%, 8/4/2010	31,750,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.450%, 8/4/2010	32,420,000
12,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/2/2010	12,000,000
25,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/2/2010	25,000,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II -12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 8/5/2010	17,325,000
Annual Shareholder Report
26

Principal Amount			Value
$24,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 8/4/2010	24,000,000
46,150,000		New York City, NY, (2003 Series C-4) Weekly VRDNs (BNP Paribas SA LOC), 0.230%, 8/4/2010	46,150,000
16,100,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 8/2/2010	16,100,000
8,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 8/2/2010	8,500,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 8/4/2010	15,000,000
120,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.290%, 8/5/2010	120,000,000
194,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center), Mandatory Tender 1/18/2011	194,000,000
35,300,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	35,300,000
15,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 8/4/2010	15,500,000
11,000,000		Tonawanda, NY, 1.50% BANs, 9/9/2010	11,008,274
50,665,000		Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	50,888,992
28,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.250%, 8/4/2010	28,000,000
		TOTAL	744,823,040
		North Carolina – 1.7%
68,830,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 8/5/2010	68,830,000
12,405,000		Charlotte, NC, 0.42% CP (Bank of America N.A. LIQ), Mandatory Tender 2/2/2011	12,405,000
19,660,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.380%, 8/5/2010	19,660,000
9,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/4/2010	9,495,000
3,155,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,155,000
39,800,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.270%, 8/4/2010	39,800,000
Annual Shareholder Report
27

Principal Amount		Value
$2,200,000	North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	2,200,000
7,910,000	North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.280%, 8/2/2010	7,910,000
7,550,000	North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.250%, 8/4/2010	7,550,000
4,595,000	North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,595,000
	TOTAL	175,600,000
	Ohio – 3.8%
3,125,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.290%, 8/5/2010	3,125,000
7,000,000	Akron, OH, 1.25% BANs, 12/9/2010	7,016,046
9,285,000	Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 0.680%, 8/5/2010	9,285,000
1,825,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	1,825,000
6,725,000	Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 8/5/2010	6,725,000
9,175,000	Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.250%, 8/5/2010	9,175,000
8,000,000	Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,028,172
11,205,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	11,205,000
4,595,000	Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	4,595,000
21,830,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	21,830,000
2,075,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	2,075,000
7,885,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.300%, 8/5/2010	7,885,000
24,590,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2010	24,590,000
5,463,000	Green City, OH, 1.50% BANs, 7/7/2011	5,508,517
Annual Shareholder Report
28

Principal Amount		Value
$4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	4,615,000
9,000,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.280%, 8/5/2010	9,000,000
15,555,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	15,555,000
34,035,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.300%, 8/5/2010	34,035,000
3,575,000	Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.600%, 8/5/2010	3,575,000
3,895,000	Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.600%, 8/5/2010	3,895,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.380%, 8/5/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/5/2010	9,305,000
8,660,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	8,660,000
40,000,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 8/4/2010	40,000,000
26,500,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 8/2/2010	26,500,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.360%, 8/5/2010	8,800,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 8/5/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2010	10,700,000
4,500,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.250%, 8/4/2010	4,500,000
7,850,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	7,850,000
3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 8/5/2010	3,925,000
Annual Shareholder Report
29

Principal Amount		Value
$3,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.270%, 8/5/2010	3,000,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.390%, 8/5/2010	14,085,000
5,700,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.270%, 8/5/2010	5,700,000
4,900,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	4,900,000
4,785,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	4,785,000
665,000	University of Cincinnati, OH, (Series 2008B) Weekly VRDNs (Bayerische Landesbank LOC), 0.430%, 8/5/2010	665,000
2,610,000	University of Cincinnati, OH, (Series 2010D), 1.25% BANs, 12/16/2010	2,617,562
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 8/5/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/6/2010	20,000,000
5,970,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 8/5/2010	5,970,000
	TOTAL	391,805,297
	Oklahoma – 0.1%
7,575,000	Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.750%, 8/5/2010	7,575,000
7,545,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/5/2010	7,545,000
	TOTAL	15,120,000
	Oregon – 0.3%
34,800,000	Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 8/4/2010	34,800,000
	Pennsylvania – 7.1%
6,915,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.300%, 8/5/2010	6,915,000
3,000,000	Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 8/5/2010	3,000,000
Annual Shareholder Report
30

Principal Amount		Value
$4,240,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	4,240,000
600,000	Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	600,000
10,000,000	Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 8/4/2010	10,000,000
24,235,000	Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 8/4/2010	24,235,000
9,725,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.280%, 8/5/2010	9,725,000
5,965,000	Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	5,965,000
3,900,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 8/5/2010	3,900,000
10,000,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.540%, 8/5/2010	10,000,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.440%, 8/4/2010	4,800,000
5,740,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	5,740,000
2,500,000	Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	2,500,000
3,090,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.220%, 8/5/2010	3,090,000
4,120,000	Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 8/5/2010	4,120,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.270%, 8/4/2010	3,000,000
1,500,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.270%, 8/5/2010	1,500,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	7,900,000
4,000,000	Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.310%, 8/5/2010	4,000,000
7,845,000	Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/5/2010	7,845,000
Annual Shareholder Report
31

Principal Amount			Value
$6,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.300%, 8/5/2010	6,805,000
3,290,000		Dallastown Area School District, PA, (Series 2010) VRNs, 1.530%, 10/1/2010	3,303,357
5,745,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.260%, 8/5/2010	5,745,000
10,790,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.350%, 8/4/2010	10,790,000
2,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 8/4/2010	2,500,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 8/5/2010	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.500% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,150,159
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 8/5/2010	4,000,000
3,900,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.320%, 8/2/2010	3,900,000
14,745,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	14,745,000
49,725,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 8/5/2010	49,725,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 8/4/2010	8,650,000
10,515,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.280%, 8/5/2010	10,515,000
5,365,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.260%, 8/5/2010	5,365,000
20,180,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	20,180,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.500%, 8/4/2010	1,000,000
300,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.360%, 8/5/2010	300,000
12,200,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	12,200,000
4,700,000		Pennsylvania EDFA, (Series 2009C), 0.62% CP (PPL Energy Supply LLC)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 9/1/2010	4,700,000
Annual Shareholder Report
32

Principal Amount			Value
$4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.260%, 8/5/2010	4,000,000
8,890,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	8,890,000
11,460,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	11,460,000
3,750,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	3,750,000
6,700,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 8/4/2010	6,700,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/5/2010	5,030,000
11,860,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thuringen LOC), 0.290%, 8/5/2010	11,860,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.270%, 8/5/2010	3,000,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/5/2010	3,050,000
2,800,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2010	2,800,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/5/2010	9,500,000
10,665,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 8/5/2010	10,665,000
7,325,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 8/2/2010	7,325,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.290%, 8/5/2010	20,000,000
3,900,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	3,900,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	29,900,000
35,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,412,248
Annual Shareholder Report
33

Principal Amount		Value
$86,875,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 8/5/2010	86,875,000
34,305,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	34,305,000
30,370,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/5/2010	30,370,000
20,500,000	Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/5/2010	20,500,000
3,890,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 8/5/2010	3,890,000
8,400,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 8/6/2010	8,400,000
7,700,000	Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 8/4/2010	7,700,000
12,040,000	Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.260%, 8/5/2010	12,040,000
6,000,000	Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 8/5/2010	6,000,000
10,905,000	Westmoreland County, PA IDA, (Series 2005B) Weekly VRDNs (Redstone Presbyterian Seniorcare Obligated Group)/(Banco Santander, S.A. LOC), 0.280%, 8/5/2010	10,905,000
	TOTAL	724,870,764
	Rhode Island – 0.5%
50,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	50,680,231
	South Carolina – 0.8%
53,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 8/5/2010	53,695,000
4,600,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2010	4,600,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2010	9,110,000
Annual Shareholder Report
34

Principal Amount			Value
$5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	5,170,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	4,500,000
		TOTAL	84,075,000
		Tennessee – 1.0%
5,675,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Greenville, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	5,675,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.270%, 8/4/2010	5,430,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	3,030,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.260%, 8/4/2010	5,000,000
9,605,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.280%, 8/2/2010	9,605,000
5,500,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.420%, 8/5/2010	5,500,000
11,325,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	11,325,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 8/4/2010	8,000,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.370%, 8/5/2010	25,750,000
4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	4,865,000
3,760,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.350%, 8/4/2010	3,760,000
Annual Shareholder Report
35

Principal Amount			Value
$7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.280%, 8/5/2010	7,225,000
		TOTAL	99,465,000
		Texas – 9.6%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 8/4/2010	9,680,000
25,325,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.330%, 8/5/2010	25,325,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.290%, 8/5/2010	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.300%, 8/5/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.310%, 8/5/2010	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.810%, 8/5/2010	8,430,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/5/2010	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2010	11,500,000
10,380,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 8/5/2010	10,380,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.30% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2010	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2010	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/5/2010	6,310,000
20,275,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 8/2/2010	20,275,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.300%, 8/5/2010	13,000,000
24,500,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.230%, 8/5/2010	24,500,000
Annual Shareholder Report
36

Principal Amount			Value
$11,750,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2010	11,750,000
83,700,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 8/5/2010	83,700,000
9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.810%, 8/5/2010	9,710,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.240%, 8/1/2010	4,660,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.290%, 8/5/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C), 0.36% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/19/2010	18,965,000
26,505,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.300%, 8/5/2010	26,505,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 8/4/2010	28,000,000
160,400,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.410%, 8/5/2010	160,400,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.280%, 8/5/2010	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	409,029,787
10,400,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.260%, 8/4/2010	10,400,000
		TOTAL	978,949,787
		Utah – 0.8%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/4/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.280%, 8/4/2010	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.280%, 8/5/2010	47,500,000
		TOTAL	81,715,000
Annual Shareholder Report
37

Principal Amount		Value
	Vermont – 0.2%
$9,555,000	Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	9,555,000
9,115,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.350%, 8/2/2010	9,115,000
	TOTAL	18,670,000
	Virginia – 1.8%
3,700,000	Albemarle County, VA EDA, (Series 2008C) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/2/2010	3,700,000
15,040,000	Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 8/4/2010	15,040,000
11,203,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.270%, 8/5/2010	11,203,000
2,865,000	Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.450%, 8/5/2010	2,865,000
4,600,000	Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.280%, 8/4/2010	4,600,000
4,400,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	4,400,000
12,170,000	Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	12,170,000
24,295,000	Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 8/4/2010	24,295,000
5,875,000	Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	5,875,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	21,000,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 8/5/2010	21,000,000
9,250,000	Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010 C), 0.400%, 8/5/2010	9,250,000
5,915,000	Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wurttemberg LOC), 0.300%, 8/4/2010	5,915,000
Annual Shareholder Report
38

Principal Amount			Value
$29,550,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 8/2/2010	29,550,000
7,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 8/2/2010	7,000,000
6,810,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2010	6,810,000
		TOTAL	184,673,000
		Washington – 0.9%
3,385,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	3,385,000
9,900,000		Port of Tacoma, WA, (Series 2008B: Subordinate Lien) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 8/2/2010	9,900,000
13,000,000		Snohomish County, WA Public Utility District No. 1, (Series 2009B), 2.00% BANs, 8/5/2010	13,002,178
3,800,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.250%, 8/2/2010	3,800,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	17,100,000
5,895,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.380%, 8/5/2010	5,895,000
36,570,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	36,570,000
		TOTAL	89,652,178
		Wisconsin – 4.0%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.330%, 8/5/2010	22,000,000
4,500,000		Jefferson, WI School District, 1.80% BANs, 6/1/2011	4,508,921
3,000,000		Manitowoc County, WI, 1.75% BANs, 10/1/2010	3,005,235
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,751,726
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,003,584
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/5/2010	3,935,000
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,208,355
Annual Shareholder Report
39

Principal Amount		Value
$6,005,000	Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/4/2010	6,005,000
51,000,000	Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.300%, 8/5/2010	51,000,000
10,400,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2010	10,400,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.270%, 8/5/2010	3,770,000
6,490,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/5/2010	6,490,000
4,040,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/5/2010	4,040,000
20,000,000	Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	20,000,000
39,400,000	Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 8/5/2010	39,400,000
212,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	215,255,393
	TOTAL	410,773,214
	Wyoming – 0.1%
9,000,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.410%, 8/5/2010	9,000,000
3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/4/2010	3,760,000
	TOTAL	12,760,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	10,227,557,209
	OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	13,613,860
	TOTAL NET ASSETS — 100%	$10,241,171,069

At July 31, 2010, the Fund held no securities subject to the federal alternative minimum tax (AMT).

Annual Shareholder Report
40

1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in the highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security. At July 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $1,395,320,000, which represented 13.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $1,395,320,000, which represented 13.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report
41

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Financing Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligations
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PFA	— Public Facilities Authority
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
42

Statement of Assets and Liabilities

July 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$10,227,557,209
Cash		532,215
Income receivable		19,374,040
Receivable for shares sold		295,941
TOTAL ASSETS		10,247,759,405
Liabilities:
Payable for investments purchased	$5,558,639
Payable for shares redeemed	139,049
Income distribution payable	545,375
Payable for Directors'/Trustees' fees	12,515
Payable for shareholder services fee (Note 5)	129,738
Accrued expenses	203,020
TOTAL LIABILITIES		6,588,336
Net assets for 10,241,264,601 shares outstanding		$10,241,171,069
Net Assets Consist of:
Paid-in capital		$10,241,245,118
Accumulated net realized gain on investments		20,194
Distributions in excess of net investment income		(94,243)
TOTAL NET ASSETS		$10,241,171,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,290,468,208 ÷ 8,290,876,466 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,950,702,861 ÷ 1,950,388,135 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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43

Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$53,161,460
Expenses:
Investment adviser fee (Note 5)		$27,115,970
Administrative personnel and services fee (Note 5)		10,553,448
Custodian fees		454,789
Transfer and dividend disbursing agent fees and expenses		69,630
Directors'/Trustees' fees		100,220
Auditing fees		19,500
Legal fees		37,765
Portfolio accounting fees		176,631
Shareholder services fee — Institutional Service Shares (Note 5)		4,637,922
Account administration fee — Institutional Service Shares		1,227,087
Share registration costs		174,534
Printing and postage		40,947
Insurance premiums		37,544
Miscellaneous		658,673
TOTAL EXPENSES		45,304,660
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(9,459,569)
Waiver of administrative personnel and services fee (Note 5)	(235,822)
Waiver of shareholder services fee — Institutional Service Shares (Note 5)	(1,781,134)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 5)	(570,640)
Reduction of custodian fees (Note 6)	(169,927)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(12,217,092)
Net expenses			33,087,568
Net investment income			20,073,892
Net realized gain on investments			765,382
Change in net assets resulting from operations			$20,839,274

See Notes which are an integral part of the Financial Statements

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44

Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,073,892	$187,869,366
Net realized gain on investments	765,382	990,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,839,274	188,860,098
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(19,584,653)	(157,096,111)
Institutional Service Shares	(580,819)	(30,890,006)
Distributions from net realized gain on investments
Institutional Shares	(1,323,607)	(1,996,665)
Institutional Service Shares	(279,914)	(491,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,768,993)	(190,474,124)
Share Transactions:
Proceeds from sale of shares	42,027,864,810	56,367,850,018
Net asset value of shares issued to shareholders in payment of distributions declared	9,656,583	82,255,114
Cost of shares redeemed	(49,463,356,477)	(51,457,814,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,425,835,084)	4,992,291,048
Change in net assets	(7,426,764,803)	4,990,677,022
Net Assets:
Beginning of period	17,667,935,872	12,677,258,850
End of period (including distributions in excess of net investment income of $(94,243) and $(2,663), respectively)	$10,241,171,069	$17,667,935,872

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
45

Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (formerly, Tax-Free Obligations Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,309,415,542	$37,309,415,542	48,916,295,052	$48,916,295,052
Shares issued to shareholders in payment of distributions declared	9,285,945	9,285,945	69,313,162	69,313,162
Shares redeemed	(43,771,232,041)	(43,771,232,041)	(44,294,123,154)	(44,294,123,154)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,452,530,554)	$(6,452,530,554)	4,691,485,060	$4,691,485,060
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,718,449,268	$4,718,449,268	7,451,554,966	$7,451,554,966
Shares issued to shareholders in payment of distributions declared	370,638	370,638	12,941,952	12,941,952
Shares redeemed	(5,692,124,436)	(5,692,124,436)	(7,163,690,930)	(7,163,690,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(973,304,530)	$(973,304,530)	300,805,988	$300,805,988
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,425,835,084)	$(7,425,835,084)	4,992,291,048	$4,992,291,048

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$20,165,472	$187,986,117
Ordinary income[1]	$332,661	$1,104,864
Long-term capital gains	$1,270,860	$1,383,143
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(94,243)
Undistributed long-term capital gain	$20,194
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $9,459,569 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $235,822 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $570,640 of Service Fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $1,781,134 of Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; Annual Shareholder Report
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended July 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,624,016,000 and $6,955,195,500, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2010, the Fund's expenses were reduced by $169,927 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging Annual Shareholder Report
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excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2010, the amount of long-term capital gains designated by the Fund was $1,270,860.

For the year ended July 31, 2010, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS of federated tax-free obligations fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Tax-Free Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Tax-Free Obligations Fund (the “Fund”)

(formerly, Tax-Free Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
60

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

39006 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.030	0.051	0.041
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.030	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.47%	3.09%	5.17%	4.20%
Ratios to Average Net Assets:
Net expenses	0.18%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.02%	0.46%	2.75%	5.04%	4.14%
Expense waiver/reimbursement[4]	0.10%	0.08%	0.08%	0.09%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,951,813	$15,279,432	$17,018,264	$6,723,409	$6,419,380
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.003	0.028	0.048	0.039
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.003	0.028	0.048	0.039
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.28%	2.83%	4.91%	3.94%
Ratios to Average Net Assets:
Net expenses	0.20%	0.43%	0.45%	0.45%	0.45%
Net investment income	0.01%	0.29%	2.86%	4.79%	3.87%
Expense waiver/reimbursement[4]	0.33%	0.13%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,335,717	$4,009,139	$5,863,864	$6,123,403	$5,712,346
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.004	0.029	0.050	0.040
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.029	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.37%	2.99%	5.06%	4.09%
Ratios to Average Net Assets:
Net expenses	0.21%	0.33%	0.30%	0.30%	0.30%
Net investment income	0.01%	0.28%	2.73%	4.94%	4.07%
Expense waiver/reimbursement[4]	0.17%	0.08%	0.08%	0.09%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$748,595	$2,411,738	$1,640,798	$1,138,133	$1,037,466
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.002	0.026	0.046	0.036
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.002	0.026	0.046	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.22%	2.59%	4.66%	3.68%
Ratios to Average Net Assets:
Net expenses	0.20%	0.51%	0.69%	0.70%	0.70%
Net investment income	0.01%	0.28%	2.62%	4.56%	3.70%
Expense waiver/reimbursement[4]	0.58%	0.30%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$714,267	$552,204	$1,125,269	$1,158,283	$791,547
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.89[2]
Institutional Service Shares	$1,000	$1,000.00	$0.89[3]
Institutional Capital Shares	$1,000	$1,000.00	$0.89[4]
Trust Shares	$1,000	$1,000.00	$0.94[5]
Annual Shareholder Report
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	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.90	$0.90[2]
Institutional Service Shares	$1,000	$1,023.90	$0.90[3]
Institutional Capital Shares	$1,000	$1,023.90	$0.90[4]
Trust Shares	$1,000	$1,023.85	$0.95[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.18%
Institutional Service Shares	0.18%
Institutional Capital Shares	0.18%
Trust Shares	0.19%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
Annual Shareholder Report
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	90.7%
U.S Treasury Securities	19.0%
Other Assets and Liabilities — Net[2]	(9.7)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.4%
8-30 Days	13.3%
31-90 Days	13.0%
91-180 Days	4.4%
181 Days or more	5.6%
Other Assets and Liabilities — Net[2]	(9.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Repurchase Agreements – 90.7%
$288,949,000		Interest in $7,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,800,136,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $7,956,139,338.	288,949,000
1,539,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,149,722 on 8/16/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,785,010,953.	1,539,000,000
230,000,000		Interest in $450,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $450,007,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $459,007,715.	230,000,000
1,000,000,000		Interest in $6,392,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,392,111,860 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $6,519,954,134.	1,000,000,000
439,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/8/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,281,111 on 10/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $510,077,947.	439,000,000
100,000,000		Repurchase agreement 0.21%, dated 7/30/2010 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,750 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2017 and the market value of those underlying securities was $102,002,831.	100,000,000
400,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Citibank, N.A. will repurchase a security provided as collateral for $500,008,750 on 8/2/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/15/2012 and the market value of that underlying security was $513,060,073.	400,000,000
Annual Shareholder Report
8

Principal Amount			Value
$400,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,008,750 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $510,008,932.	400,000,000
2,900,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,052,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $3,060,053,628.	2,900,000,000
3,125,000,000		Interest in $3,225,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which CS First Boston Corp. will repurchase securities provided as collateral for $3,225,053,750 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $3,289,508,721.	3,125,000,000
750,000,000	[1]	Repurchase agreement 0.22%, dated 7/9/2010 under which CS First Boston Corp. will repurchase securities provided as collateral for $750,412,500 on 10/7/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $765,101,974.	750,000,000
130,000,000		Interest in $300,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,005,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2012 and the market value of those underlying securities was $306,002,976.	130,000,000
111,158,000		Repurchase agreement 0.20%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $111,159,853 on 8/2/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2013 and the market value of that underlying security was $113,386,261.	111,158,000
1,546,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,800,031,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2017 and the market value of those underlying securities was $1,836,000,223.	1,546,000,000
630,000,000		Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,014,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $816,014,362.	630,000,000
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Principal Amount			Value
$400,000,000		Interest in $700,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $700,012,833 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $714,013,163.	400,000,000
300,000,000	[1]	Repurchase agreement 0.22%, dated 7/2/2010 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $300,056,833 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $306,058,027.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	14,289,107,000
		U.S. Treasury – 19.0%
575,000,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	574,838,361
212,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	212,457,943
315,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	317,922,622
310,000,000		United States Treasury Notes, 0.875%, 12/31/2010	310,780,460
387,000,000		United States Treasury Notes, 0.875%, 2/28/2011	388,351,673
178,000,000		United States Treasury Notes, 1.500%, 10/31/2010	178,546,603
284,000,000		United States Treasury Notes, 2.000%, 9/30/2010	284,801,399
192,500,000		United States Treasury Notes, 4.375%, 12/15/2010	195,289,595
171,000,000		United States Treasury Notes, 5.125%, 6/30/2011	178,301,926
345,000,000		United States Treasury Notes, 5.750%, 8/15/2010	345,741,601
		TOTAL U.S. TREASURY	2,987,032,183
		TOTAL INVESTMENTS — 109.7% (AT AMORTIZED COST)[3]	17,276,139,183
		OTHER ASSETS AND LIABILITIES - NET — (9.7)%[4]	(1,525,747,565)
		TOTAL NET ASSETS — 100%	$15,750,391,618
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$14,289,107,000
Investments in securities	2,987,032,183
Total investments in securities, at amortized cost and value		$17,276,139,183
Income receivable		17,423,932
Receivable for shares sold		1,179,083
TOTAL ASSETS		17,294,742,198
Liabilities:
Payable for investments purchased	1,539,000,000
Payable for shares redeemed	4,566,157
Bank overdraft	165,282
Income distribution payable	142,079
Payable for distribution services fee (Note 5)	6,064
Payable for shareholder services fee (Note 5)	177,930
Accrued expenses	293,068
TOTAL LIABILITIES		1,544,350,580
Net assets for 15,750,369,118 shares outstanding		$15,750,391,618
Net Assets Consist of:
Paid-in capital		$15,750,369,118
Accumulated net realized gain on investments		23,930
Distributions in excess of net investment income		(1,430)
TOTAL NET ASSETS		$15,750,391,618
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,951,812,622 ÷ 9,952,397,308 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,335,717,052 ÷ 4,335,259,976 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$748,595,277 ÷ 748,427,888 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$714,266,667 ÷ 714,283,946 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest		$37,080,371
Expenses:
Investment adviser fee (Note 5)	$36,308,565
Administrative personnel and services fee (Note 5)	14,136,212
Custodian fees	576,519
Transfer and dividend disbursing agent fees and expenses	66,432
Directors'/Trustees' fees	153,466
Auditing fees	20,500
Legal fees	7,716
Portfolio accounting fees	192,499
Distribution services fee — Trust Shares (Note 5)	1,481,492
Shareholder services fee — Institutional Service Shares (Note 5)	7,747,530
Shareholder services fee — Institutional Capital Shares (Note 5)	849,728
Shareholder services fee — Trust Shares (Note 5)	240,988
Account administration fee — Institutional Service Shares	2,370,677
Account administration fee — Institutional Capital Shares	33,643
Account administration fee — Trust Shares	1,240,099
Share registration costs	251,613
Printing and postage	88,072
Insurance premiums	40,861
Miscellaneous	125,922
TOTAL EXPENSES	65,932,534
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(18,233,262)
Waiver of administrative personnel and services fee	(320,803)
Waiver of distribution services fee — Trust Shares	(1,416,452)
Waiver of shareholder services fee — Institutional Service Shares	(7,747,530)
Waiver of shareholder services fee — Institutional Capital Shares	(651,089)
Waiver of shareholder services fee — Trust Shares	(240,988)
Reimbursement of shareholder services fee — Institutional Capital Shares	(56,686)
Waiver of account administration fee — Institutional Service Shares	(1,013,249)
Waiver of account administration fee — Trust Shares	(1,240,099)
Reimbursement of account administration fee — Institutional Service Shares	(898,135)
TOTAL WAIVERS AND REIMBURSEMENTS		$(31,818,293)
Net expenses			$34,114,241
Net investment income			2,966,130
Net realized gain on investments			28,960
Change in net assets resulting from operations			$2,995,090

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,966,130	$112,572,525
Net realized gain on investments	28,960	1,282,147
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,995,090	113,854,672
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,518,786)	(84,553,313)
Institutional Service Shares	(338,382)	(15,932,732)
Institutional Capital Shares	(60,972)	(9,470,529)
Trust Shares	(49,420)	(2,419,647)
Distributions from net realized gain on investments
Institutional Shares	(122,671)	(838,606)
Institutional Service Shares	(37,227)	(158,022)
Institutional Capital Shares	(8,192)	(93,929)
Trust Shares	(4,532)	(23,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,140,182)	(113,490,776)
Share Transactions:
Proceeds from sale of shares	89,649,877,026	148,974,412,683
Net asset value of shares issued to shareholders in payment of distributions declared	1,294,845	42,485,404
Cost of shares redeemed	(96,153,147,995)	(152,412,943,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,501,976,124)	(3,396,045,845)
Change in net assets	(6,502,121,216)	(3,395,681,949)
Net Assets:
Beginning of period	22,252,512,834	25,648,194,783
End of period (including undistributed (distributions in excess of) net investment income of $(1,430) and $0, respectively)	$15,750,391,618	$22,252,512,834

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (formerly, Treasury Obligations Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

Prior to May 1, 2009 the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department. The fee for the Program was recognized ratably over the period of participation. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,057,021,998	$70,057,021,998	119,189,723,953	$119,189,723,953
Shares issued to shareholders in payment of distributions declared	1,189,399	1,189,399	37,334,823	37,334,823
Shares redeemed	(75,385,738,791)	(75,385,738,791)	(120,966,226,974)	(120,966,226,974)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,327,527,394)	$(5,327,527,394)	(1,739,168,198)	$(1,739,168,198)
Year Ended July 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,137,145,061	$16,137,145,061	19,225,863,084	$19,225,863,084
Shares issued to shareholders in payment of distributions declared	78,464	78,464	3,578,991	3,578,991
Shares redeemed	(15,810,603,164)	(15,810,603,164)	(21,084,351,618)	(21,084,351,618)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	326,620,361	$326,620,361	(1,854,909,543)	$(1,854,909,543)
Year Ended July 31	2010		2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,765,507,573	$1,765,507,573	9,286,150,303	$9,286,150,303
Shares issued to shareholders in payment of distributions declared	21,776	21,776	1,450,604	1,450,604
Shares redeemed	(3,428,662,903)	(3,428,662,903)	(8,516,470,235)	(8,516,470,235)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(1,663,133,554)	$(1,663,133,554)	771,130,672	$771,130,672
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Year Ended July 31	2010		2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,690,202,394	$1,690,202,394	1,272,675,343	$1,272,675,343
Shares issued to shareholders in payment of distributions declared	5,206	5,206	120,986	120,986
Shares redeemed	(1,528,143,137)	(1,528,143,137)	(1,845,895,105)	(1,845,895,105)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	162,064,463	$162,064,463	(573,098,776)	$(573,098,776)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(6,501,976,124)	$(6,501,976,124)	(3,396,045,845)	$(3,396,045,845)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$3,140,182	$113,490,776
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$22,500
2	For tax purposes, short-term capital gains are considered ordinary income.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the Adviser voluntarily waived $18,233,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $320,803 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2010, FSC voluntarily waived $1,416,452 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees or account administration fees. For the year ended July 31, 2010, FSSC voluntarily reimbursed $56,686 of shareholder services fees and $898,135 of account administration fees. For the year ended July 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2010, unaffiliated third-party financial intermediaries waived $8,639,607 of shareholder services fees and $2,253,348 of account administration fees. These waivers can be modified or terminated at any time. For the year ended July 31, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended July 31, 2010, the Fund did not engage in any purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2010, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TREASURY OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Treasury Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to August 1, 2006, were audited by another independent registered public accounting firm whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Treasury Obligations Fund as of July 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Trust . She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Treasury Obligations Fund (the “Fund”)

(formerly, Treasury Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823
Cusip 60934N120

Q450531 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.003	0.028	0.048	0.039
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.028	0.048	0.039
Less Distributions:
Distributions from net investment income	—	(0.003)	(0.028)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.028)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.29%	2.85%	4.91%	3.93%
Ratios to Average Net Assets:
Net expenses	0.21%	0.46%	0.46%	0.46%	0.45%
Net investment income	0.00%	0.32%	2.84%	4.79%	3.83%
Expense waiver/reimbursement[4]	0.36%	0.11%	0.07%	0.07%[5]	0.27%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$172,737	$225,258	$428,344	$522,294	$524,802
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2010	Ending Account Value 7/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$0.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.85	$0.95
1	Expenses are equal to the Fund's annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At July 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	88.6%
U.S. Treasury Securities	20.5%
Other Assets and Liabilities — Net[2]	(9.1)%
TOTAL	100.0%

At July 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.4%
8-30 Days	12.7%
31-90 Days	9.0%
91-180 Days	4.8%
181 Days or more	6.2%
Other Assets and Liabilities — Net[2]	(9.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

July 31, 2010

Principal Amount			Value
		Repurchase Agreements – 88.6%
$22,052,000		Interest in $7,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,800,136,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $7,956,139,338.	22,052,000
16,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,149,722 on 8/16/2010. The securities provided as collateral as of the settlement date of 8/2/2010 were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,785,010,953.	16,000,000
10,000,000		Interest in $450,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $450,007,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $459,007,715.	10,000,000
5,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/8/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,281,111 on 10/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $510,077,947.	5,000,000
10,000,000		Interest in $300,000,000 joint repurchase agreement 0.20%, dated 7/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,005,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2012 and the market value of those underlying securities was $306,002,976.	10,000,000
40,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,800,031,500 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/31/2017 and the market value of those underlying securities was $1,836,000,223.	40,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,014,000 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $816,014,362.	10,000,000
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Principal Amount			Value
$40,000,000		Interest in $700,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $700,012,833 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $714,013,163.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	153,052,000
		U.S. Treasury – 20.5%
4,500,000	[2]	United States Treasury Bills, 0.220%, 9/16/2010	4,498,735
2,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	2,499,505
4,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	4,064,873
4,000,000		United States Treasury Notes, 0.875%, 12/31/2010	4,010,070
4,500,000		United States Treasury Notes, 0.875%, 2/28/2011	4,515,717
2,000,000		United States Treasury Notes, 1.500%, 10/31/2010	2,006,142
6,000,000		United States Treasury Notes, 2.000%, 9/30/2010	6,017,060
2,250,000		United States Treasury Notes, 4.375%, 12/15/2010	2,282,606
2,000,000		United States Treasury Notes, 5.125%, 6/30/2011	2,085,403
3,500,000		United States Treasury Notes, 5.750%, 8/15/2010	3,507,523
		TOTAL U.S. TREASURY	35,487,634
		TOTAL INVESTMENTS — 109.1% (AT AMORTIZED COST)[3]	188,539,634
		OTHER ASSETS AND LIABILITIES - NET — (9.1)%[4]	(15,802,780)
		TOTAL NET ASSETS — 100%	$172,736,854
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in repurchase agreements	$153,052,000
Investments in securities	35,487,634
Total investments in securities, at amortized cost and value		$188,539,634
Income receivable		221,919
Receivable for shares sold		7,591
TOTAL ASSETS		188,769,144
Liabilities:
Payable for investments purchased	16,000,000
Bank overdraft	422
Payable for investment adviser fee (Note 5)	5,272
Payable for Directors'/Trustees' fees	738
Accrued expenses	25,858
TOTAL LIABILITIES		16,032,290
Net assets for 172,736,660 shares outstanding		$172,736,854
Net Assets Consist of:
Paid-in capital		$172,736,669
Accumulated net realized gain on investments		185
TOTAL NET ASSETS		$172,736,854
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$172,736,854 ÷ 172,736,660 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended July 31, 2010

Investment Income:
Interest			$428,578
Expenses:
Investment adviser fee (Note 5)		$824,902
Administrative personnel and services fee (Note 5)		160,598
Custodian fees		17,030
Transfer and dividend disbursing agent fees and expenses		20,537
Directors'/Trustees' fees		1,335
Auditing fees		19,531
Legal fees		4,744
Portfolio accounting fees		52,417
Share registration costs		44,030
Printing and postage		12,007
Insurance premiums		4,740
Miscellaneous		17,484
TOTAL EXPENSES		1,179,355
Waivers (Note 5):
Waiver of investment adviser fee	$(747,116)
Waiver of administrative personnel and services fee	(3,661)
TOTAL WAIVERS		(750,777)
Net expenses			428,578
Net investment income			—
Net realized gain on investments			185
Change in net assets resulting from operations			$185

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended July 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$1,207,368
Net realized gain on investments	185	23,324
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	185	1,230,692
Distributions to Shareholders:
Distributions from net investment income	—	(1,205,310)
Distributions from net realized gain on investments	(2,835)	(20,480)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,835)	(1,225,790)
Share Transactions:
Proceeds from sale of shares	921,438,826	1,536,613,240
Net asset value of shares issued to shareholders in payment of distributions declared	862	329,564
Cost of shares redeemed	(973,957,974)	(1,740,033,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,518,286)	(203,090,986)
Change in net assets	(52,520,936)	(203,086,084)
Net Assets:
Beginning of period	225,257,790	428,343,874
End of period	$172,736,854	$225,257,790

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (formerly, Trust for U.S. Treasury Obligations) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2010	2009
Shares sold	921,438,826	1,536,613,240
Shares issued to shareholders in payment of distributions declared	862	329,564
Shares redeemed	(973,957,974)	(1,740,033,790)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(52,518,286)	(203,090,986)
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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to assumed equalization.

For the year ended July 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$9	$(9)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$2,835	$1,225,790
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$185
2	For tax purposes, short-term capital gains are considered ordinary income.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2010, the Adviser waived $747,116 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,661 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2010, the Fund did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2010, there were no outstanding loans. During the year ended July 31, 2010, the program was not utilized.

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8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Trust for u.s. treasury obligations:

We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 20, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 39 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report
19

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
20

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

22

Evaluation and Approval of Advisory Contract - May 2010

Federated Trust for U.S. Treasury Obligations (the “Fund”)

(formerly, Trust for U.S. Treasury Obligations)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
24

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
25

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
26

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $737,100

Fiscal year ended 2009 - $756,600

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $1,336

Fiscal year ended 2009 - $0

Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,165 and $5,432 respectively. Fiscal year ended 2010- Audit consents issued for N-14 merger documents.  Fiscal year ended 2009 – Audit consents issued for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,172 respectively.  Fiscal year ended 2009- Fees for tax advice provided related to fund acquisition.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,525 respectively.  Fiscal year ended 2009- Discussions related to accounting for REMICs.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $434,555

Fiscal year ended 2009 - $132,745

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 21, 2010